Schedule of Investments (unaudited)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.5%
Abacus Group	980,961	$770,894
Abacus Storage King	980,967	901,105
AGL Energy Ltd.	699,950	4,240,063
ALS Ltd.	695,495	9,870,957
Amotiv Ltd.	304,881	1,775,961
AMP Ltd.	3,362,433	3,922,950
Ampol Ltd.	309,865	6,225,076
Ansell Ltd.	198,758	4,748,366
ANZ Group Holdings Ltd.	3,916,090	93,797,016
APA Group	1,664,273	9,995,511
ARB Corp. Ltd.	138,188	3,248,404
Aristocrat Leisure Ltd.	771,553	31,923,103
ASX Ltd.	255,217	9,416,714
Atlas Arteria Ltd.	1,531,256	4,864,480
AUB Group Ltd.	224,030	5,411,542
Aurizon Holdings Ltd.	1,686,308	3,783,219
Austal Ltd.(a)	777,886	3,449,262
Bank of Queensland Ltd.	730,000	3,275,440
Bapcor Ltd.	566,421	935,602
Beach Energy Ltd.	2,565,801	2,084,807
Bega Cheese Ltd.	702,317	2,437,574
Bellevue Gold Ltd.(a)	3,192,247	2,447,808
Bendigo & Adelaide Bank Ltd.	722,092	5,973,123
BHP Group Ltd.	6,730,612	191,877,607
BlueScope Steel Ltd.	593,281	8,876,162
Boss Energy Ltd. (a)(b)	1,179,978	1,531,393
Brambles Ltd.	1,988,543	32,312,960
Breville Group Ltd.	227,682	4,417,774
BWP Property Group Ltd.	1,256,818	3,160,858
Capricorn Metals Ltd.(a)	750,793	6,321,794
CAR Group Ltd.	527,428	12,315,139
Centuria Capital Group	1,331,502	2,053,194
Challenger Ltd.	753,493	4,586,471
Champion Iron Ltd.	561,544	2,030,817
Charter Hall Group	711,551	10,450,340
Charter Hall Long Wale REIT	1,315,423	3,659,691
Charter Hall Retail REIT	1,081,695	2,915,120
Cleanaway Waste Management Ltd.	2,807,935	4,680,934
Cochlear Ltd.	89,484	16,799,707
Codan Ltd.	276,510	6,548,025
Coles Group Ltd.	1,743,425	25,144,639
Collins Foods Ltd.	164,945	1,153,662
Commonwealth Bank of Australia	2,238,171	251,133,961
Computershare Ltd.	724,093	17,298,264
Corporate Travel Management Ltd.	214,153	2,251,733
Credit Corp. Group Ltd.	121,895	1,143,525
Cromwell Property Group	2,317,956	705,085
CSL Ltd.	651,288	75,898,694
Deep Yellow Ltd.(a)	1,910,378	2,238,906
Deterra Royalties Ltd.	1,106,999	2,951,275
Dexus	1,125,489	5,366,074
Domino's Pizza Enterprises Ltd.	107,810	1,291,079
Downer EDI Ltd.	809,828	4,090,459
Dyno Nobel Ltd.	2,517,773	5,298,336
Eagers Automotive Ltd.	303,821	6,761,033
Elders Ltd.	307,971	1,428,366
Emerald Resources NL(a)	1,380,561	4,287,354
Endeavour Group Ltd./Australia	1,724,615	4,126,060
Evolution Mining Ltd.	3,071,747	21,737,415
Flight Centre Travel Group Ltd.	270,838	2,178,774
Security	Shares	Value
Australia (continued)
Fortescue Ltd.	2,206,643	$30,688,288
G8 Education Ltd.	1,452,936	764,709
Genesis Minerals Ltd.(a)	2,081,854	7,920,615
Goodman Group	2,740,846	59,115,045
GPT Group (The)	2,550,824	8,959,771
GrainCorp Ltd., Class A	345,381	1,997,694
Greatland Resources Ltd.(a)(b)	651,361	3,144,671
Growthpoint Properties Australia Ltd.	461,802	773,636
Harvey Norman Holdings Ltd.	1,127,249	5,327,485
HUB24 Ltd.	142,978	10,654,158
IDP Education Ltd.	536,099	1,965,163
IGO Ltd.(a)	934,091	3,275,305
Iluka Resources Ltd.	603,619	2,729,063
Inghams Group Ltd.	696,025	1,101,660
Insignia Financial Ltd.(a)	1,086,650	3,220,800
Insurance Australia Group Ltd.	3,114,237	16,009,788
IPH Ltd.	786,025	1,895,261
IRESS Ltd.	307,413	1,780,011
James Hardie Industries PLC(a)	770,952	16,236,815
JB Hi-Fi Ltd.	174,320	11,924,592
Lendlease Corp. Ltd.	959,022	3,477,777
Liontown Resources Ltd.(a)	3,580,980	2,746,651
Lottery Corp. Ltd. (The)	2,905,046	10,449,497
Lovisa Holdings Ltd.	143,378	3,392,116
Lynas Rare Earths Ltd.(a)	1,240,942	12,371,401
Macquarie Group Ltd.	477,505	68,108,717
Magellan Financial Group Ltd.	309,161	1,943,193
McMillan Shakespeare Ltd.	148,798	1,674,804
Medibank Pvt Ltd.	3,658,364	11,675,630
Megaport Ltd.(a)	365,629	3,927,335
Metcash Ltd.	1,209,307	3,012,291
Mineral Resources Ltd.(a)(b)	242,749	7,666,617
Mirvac Group	5,317,918	8,005,738
Monadelphous Group Ltd.	124,071	1,885,785
Nanosonics Ltd.(a)	409,020	1,224,927
National Australia Bank Ltd.	4,070,500	116,050,176
National Storage REIT	3,104,116	4,670,997
Netwealth Group Ltd.	240,844	4,847,696
Neuren Pharmaceuticals Ltd.(a)(b)	268,497	3,811,310
New Hope Corp. Ltd.	853,347	2,315,977
NEXTDC Ltd.(a)	918,971	9,447,881
nib holdings Ltd.	801,010	3,947,851
Nickel Industries Ltd.	3,479,566	1,680,773
Nine Entertainment Co. Holdings Ltd.	2,740,455	2,079,278
Northern Star Resources Ltd.	1,945,470	31,370,378
NRW Holdings Ltd.	905,499	2,869,004
Nufarm Ltd./Australia(a)	540,003	734,379
Orica Ltd.	613,910	8,926,460
Origin Energy Ltd.	2,381,127	19,081,922
Orora Ltd.	1,842,260	2,423,341
Paladin Energy Ltd.(a)	645,599	4,049,976
Perpetual Ltd.	157,011	1,969,400
Perseus Mining Ltd.	2,521,549	8,003,317
PEXA Group Ltd.(a)	215,820	2,136,897
Pilbara Minerals Ltd.(a)(b)	3,997,764	8,602,324
Pinnacle Investment Management Group Ltd.	404,867	5,213,564
PolyNovo Ltd.(a)(b)	1,590,329	1,367,596
Premier Investments Ltd.	204,937	2,385,628
Pro Medicus Ltd.	82,535	14,171,663
Qantas Airways Ltd.	1,095,761	7,300,113
QBE Insurance Group Ltd.	2,011,646	26,100,250
Qube Holdings Ltd.	2,064,761	5,917,474

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Ramelius Resources Ltd.	2,750,018	$5,949,357
Ramsay Health Care Ltd.	238,340	5,000,375
REA Group Ltd.	73,728	10,273,034
Reece Ltd.(b)	299,502	2,286,351
Region Group	1,854,864	2,962,631
Regis Resources Ltd.	1,700,591	7,139,087
Reliance Worldwide Corp. Ltd.	1,675,611	4,543,465
Rio Tinto Ltd.	492,778	42,786,067
Sandfire Resources Ltd.(a)	697,430	7,386,836
Santos Ltd.	4,372,015	18,057,012
Scentre Group	7,104,733	18,925,828
SEEK Ltd.	487,383	8,625,263
SGH Ltd.	263,157	8,338,237
Sigma Healthcare Ltd.	6,505,250	13,225,588
Sims Ltd.	287,646	3,000,689
SmartGroup Corp. Ltd.	237,345	1,268,791
Sonic Healthcare Ltd.	603,981	8,359,458
South32 Ltd.	6,119,347	12,655,339
Steadfast Group Ltd.	1,477,722	5,413,359
Stockland	3,255,381	13,458,980
Suncorp Group Ltd.	1,427,384	18,323,189
Super Retail Group Ltd.	286,806	2,997,509
Tabcorp Holdings Ltd.	3,656,749	2,541,041
Technology One Ltd.	448,177	10,793,910
Telix Pharmaceuticals Ltd.(a)(b)	403,777	4,272,623
Telstra Group Ltd.	5,358,264	17,118,772
Transurban Group	4,295,160	40,639,477
Treasury Wine Estates Ltd.	1,088,345	4,262,936
Vault Minerals Ltd.(a)	12,464,134	5,925,612
Ventia Services Group Pty. Ltd.	1,120,076	4,195,314
Vicinity Ltd.	4,806,001	7,939,838
Viva Energy Group Ltd.(c)	1,620,298	1,944,899
Washington H Soul Pattinson & Co. Ltd.	500,781	12,304,825
Waypoint REIT Ltd.	1,561,875	2,708,746
WEB Travel Group Ltd.(a)	761,375	2,077,247
Wesfarmers Ltd.	1,532,516	84,113,604
Westpac Banking Corp.	4,573,788	115,737,254
Whitehaven Coal Ltd.	1,125,867	5,291,689
WiseTech Global Ltd.	277,551	12,518,098
Woodside Energy Group Ltd.	2,542,352	41,199,950
Woolworths Group Ltd.	1,616,487	30,032,704
Worley Ltd.	561,130	5,240,389
Xero Ltd.(a)	238,834	22,594,936
Yancoal Australia Ltd.	619,871	2,255,420
Zip Co. Ltd.(a)	2,061,069	5,179,086
		2,260,909,106
Austria — 0.2%
ANDRITZ AG	80,406	6,079,162
BAWAG Group AG(c)	118,421	15,303,694
CA Immobilien Anlagen AG	81,883	2,276,072
CPI Europe AG(a)(b)	93,187	1,816,589
DO & CO AG	14,055	3,352,775
Erste Group Bank AG	422,609	43,777,586
EVN AG	65,635	1,915,360
Lenzing AG(a)(b)	32,951	985,724
Oesterreichische Post AG	63,099	2,181,208
OMV AG	162,297	8,885,132
Raiffeisen Bank International AG	160,532	5,984,660
UNIQA Insurance Group AG	264,379	3,884,090
Verbund AG	78,936	6,092,295
Vienna Insurance Group AG Wiener Versicherung Gruppe	58,018	2,975,856
Security	Shares	Value
Austria (continued)
voestalpine AG	125,300	$4,461,433
Wienerberger AG	133,482	3,962,365
		113,934,001
Belgium — 0.7%
Ackermans & van Haaren NV	28,917	7,201,710
Aedifica SA	57,520	4,200,594
Ageas SA	193,807	12,826,066
Anheuser-Busch InBev SA	1,326,502	80,886,377
Argenx SE(a)	83,314	68,189,766
Azelis Group NV	212,122	2,508,278
Barco NV	153,025	2,182,421
Bekaert SA	77,765	3,248,461
CMB Tech NV	210,060	1,970,106
Cofinimmo SA	50,857	4,342,975
Colruyt Group NV	65,669	2,452,475
Deme Group NV	18,342	2,771,232
D'ieteren Group	32,455	5,928,644
Elia Group SA, Class B	62,562	7,540,491
Fagron	101,692	2,416,446
Financiere de Tubize SA	26,683	6,516,338
Galapagos NV(a)(b)	62,132	1,978,144
Groupe Bruxelles Lambert NV	89,266	7,845,636
KBC Ancora	78,342	6,164,360
KBC Group NV	310,190	37,318,775
Kinepolis Group NV	31,097	1,066,454
Lotus Bakeries NV	497	4,336,153
Melexis NV	36,815	2,649,683
Montea NV	39,696	3,205,774
Ontex Group NV(a)(b)	92,832	678,600
Proximus SADP	241,534	2,074,721
Sofina SA	19,645	5,399,521
Solvay SA	88,001	2,700,987
Syensqo SA	94,797	7,825,140
Tessenderlo Group SA	53,529	1,616,961
UCB SA	170,753	43,907,761
Umicore SA	258,998	4,931,986
Vastned NV	33,645	1,156,385
VGP NV	31,712	3,663,565
Warehouses De Pauw CVA	236,309	6,000,991
Xior Student Housing NV	82,546	2,693,245
		362,397,222
Brazil — 1.0%
Allos SA	1,085,705	5,035,054
Ambev SA	5,849,145	13,818,462
Auren Energia SA	827,197	1,689,773
Azzas 2154 SA	256,127	1,366,817
B3 SA - Brasil Bolsa Balcao	7,133,877	16,787,309
Banco Bradesco SA	1,750,181	5,032,630
Banco BTG Pactual SA	1,644,600	14,923,814
Banco do Brasil SA	1,978,683	8,054,565
BB Seguridade Participacoes SA	800,344	4,886,904
Brava Energia(a)	611,966	1,678,941
Caixa Seguridade Participacoes S/A	801,447	2,230,069
Centrais Eletricas Brasileiras SA	1,556,851	16,124,265
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	595,800	14,599,451
Cia de Saneamento de Minas Gerais Copasa MG	331,115	2,325,828
Cia De Sanena Do Parana	454,886	2,915,356
Cia. Siderurgica Nacional SA	875,159	1,535,609
Cosan SA(a)	1,565,661	1,789,759

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Brazil (continued)
CPFL Energia SA	301,398	$2,330,534
Cyrela Brazil Realty SA Empreendimentos e Participacoes	616,089	3,489,295
Dexco SA	616,883	614,595
EcoRodovias Infraestrutura e Logistica SA	484,504	717,757
Embraer SA	932,340	15,075,281
Energisa SA	548,173	5,281,054
Eneva SA(a)	1,779,727	6,057,083
Engie Brasil Energia SA	289,462	2,152,154
Equatorial Energia SA	1,552,564	10,576,580
Fleury SA	483,716	1,308,203
GPS Participacoes e Empreendimentos SA(c)	715,006	2,527,796
Grendene SA	430,110	420,520
Hapvida Participacoes e Investimentos SA(a)(c)	459,216	2,669,965
Hypera SA	560,692	2,693,014
Iguatemi SA	689,072	3,134,154
IRB-Brasil Resseguros SA(a)	138,707	1,272,094
JBS NV, Class A(a)	496,079	6,553,204
Klabin SA	1,050,614	3,522,909
Localiza Rent a Car SA	1,191,338	8,733,607
Lojas Renner SA	1,434,704	3,957,473
M Dias Branco SA	228,835	1,247,120
Magazine Luiza SA	456,234	718,278
MBRF Global Foods Co. SA	1,328,740	4,413,531
Minerva SA(a)	1,323,781	1,766,698
Motiva Infraestrutura de Mobilidade SA	1,887,181	5,570,393
MRV Engenharia e Participacoes SA(a)	505,866	710,852
Multiplan Empreendimentos Imobiliarios SA	589,431	3,011,823
Natura Cosmeticos SA(a)	1,242,384	2,080,666
NU Holdings Ltd./Cayman Islands, Class A(a)	4,595,090	74,026,900
Odontoprev SA	406,978	962,988
Pagseguro Digital Ltd., Class A	294,773	2,826,873
Petroleo Brasileiro SA - Petrobras	5,075,655	29,727,765
PRIO SA(a)	1,039,599	6,962,286
Raia Drogasil SA	1,541,202	5,729,429
Rede D'Or Sao Luiz SA(c)	1,001,177	8,065,319
Rumo SA	1,681,276	4,975,123
Sao Martinho SA	330,518	862,549
Sendas Distribuidora SA	1,959,516	3,132,341
SLC Agricola SA	501,156	1,504,413
Smartfit Escola de Ginastica e Danca SA	703,126	3,290,869
StoneCo Ltd., Class A(a)	328,674	6,248,093
Suzano SA	918,881	8,350,281
Telefonica Brasil SA	1,031,500	6,143,042
TIM SA/Brazil	1,414,548	6,386,560
TOTVS SA	650,228	5,362,618
Transmissora Alianca de Energia Eletrica SA	474,256	3,358,610
Ultrapar Participacoes SA	1,341,554	5,338,836
Vale SA	4,743,086	57,534,697
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	654,452	394,135
Vibra Energia SA	1,390,458	6,151,154
WEG SA	2,230,076	17,451,129
XP Inc., Class A	507,330	9,243,553
		491,430,802
Canada — 8.0%
Advantage Energy Ltd.(a)	385,922	3,062,502
Aecon Group Inc.	130,633	2,879,878
Agnico Eagle Mines Ltd.	691,269	111,180,679
Air Canada(a)	236,031	3,103,213
Alamos Gold Inc., Class A	578,486	17,834,469
Algonquin Power & Utilities Corp.	889,386	4,965,165
Security	Shares	Value
Canada (continued)
Alimentation Couche-Tard Inc.	1,009,880	$51,323,836
Allied Properties REIT(b)	196,694	2,072,751
AltaGas Ltd.	374,277	10,986,406
Altus Group Ltd.	73,410	3,015,853
ARC Resources Ltd.	824,616	15,210,022
Aritzia Inc.(a)	131,823	9,208,013
Atco Ltd., Class I, NVS	55,598	2,095,009
Athabasca Oil Corp.(a)	997,464	4,900,023
AtkinsRealis Group Inc.	249,654	17,605,987
ATS Corp.(a)	179,672	4,942,245
Aya Gold & Silver Inc.(a)(b)	242,435	2,578,967
B2Gold Corp.	1,499,414	6,564,045
Badger Infrastructure Solutions Ltd.	78,165	4,101,217
Bank of Montreal	962,496	119,564,848
Bank of Nova Scotia (The)	1,638,199	107,445,671
Barrick Mining Corp.	2,250,574	73,877,172
Bausch Health Companies Inc.(a)	379,728	2,674,923
Baytex Energy Corp.	1,057,800	2,556,730
BCE Inc.	81,773	1,869,197
Birchcliff Energy Ltd.	462,371	2,156,006
Bitfarms Ltd./Canada(a)(b)	1,411,780	5,636,853
BlackBerry Ltd.(a)	833,519	4,070,875
Boardwalk Real Estate Investment Trust	32,108	1,480,464
Bombardier Inc., Class B(a)	123,315	17,230,074
Boralex Inc., Class A(b)	145,359	2,918,477
BOYD GROUP, Inc.(b)	26,769	4,275,826
Brookfield Asset Management Ltd., Class A	569,271	30,794,332
Brookfield Corp., Class A	2,759,910	127,098,918
Brookfield Infrastructure Corp., Class A	196,778	8,916,076
Brookfield Renewable Corp.	187,154	8,102,378
Brookfield Wealth Solutions Ltd.(b)	88,244	4,068,831
BRP Inc.	56,494	3,543,790
CAE Inc.(a)	429,844	12,068,915
Cameco Corp.	591,659	60,467,292
Canada Goose Holdings Inc.(a)	94,516	1,316,101
Canadian Apartment Properties REIT	154,825	4,257,674
Canadian Imperial Bank of Commerce	1,258,905	104,308,117
Canadian National Railway Co.	697,157	66,850,127
Canadian Natural Resources Ltd.	2,784,220	89,072,013
Canadian Pacific Kansas City Ltd.	1,227,282	88,317,402
Canadian Tire Corp. Ltd., Class A, NVS	58,120	6,665,432
Canadian Utilities Ltd., Class A, NVS	93,406	2,615,941
Canfor Corp.(a)(b)	145,646	1,270,009
Capital Power Corp.	211,251	10,693,965
Capstone Copper Corp.(a)	856,334	7,644,149
Cardinal Energy Ltd.(b)	292,432	1,663,832
Cascades Inc.	81,816	648,088
CCL Industries Inc., Class B, NVS	198,280	11,060,873
Celestica Inc.(a)	158,031	54,406,922
Cenovus Energy Inc.	1,812,515	30,627,504
Centerra Gold Inc.	388,830	4,554,901
CES Energy Solutions Corp.	392,796	2,691,362
CGI Inc.	248,420	21,619,297
Choice Properties REIT	380,524	4,026,221
Cogeco Communications Inc.(b)	36,959	1,682,793
Colliers International Group Inc.	56,988	9,091,344
Constellation Software Inc.	27,134	71,408,338
Cronos Group Inc.(a)	386,122	971,809
Definity Financial Corp.	98,452	4,580,224
Denison Mines Corp.(a)	1,723,557	5,493,066
Descartes Systems Group Inc. (The)(a)	117,441	10,372,120
Dollarama Inc.	378,980	49,261,591

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
DPM Metals Inc.	267,470	$5,721,079
Dream Industrial REIT	358,259	3,088,197
Eldorado Gold Corp.(a)	296,479	7,599,316
Element Fleet Management Corp.	558,122	15,053,834
Emera Inc.	399,616	18,998,535
Empire Co. Ltd., NVS	177,546	6,031,918
Enbridge Inc.	2,923,417	136,317,045
Endeavour Silver Corp.(a)	428,127	3,516,469
Enerflex Ltd.	298,971	3,762,317
Energy Fuels Inc./Canada(a)(b)	416,711	8,556,755
Enghouse Systems Ltd.	70,659	1,048,386
EQB Inc.(b)	54,876	3,500,592
Equinox Gold Corp.(a)	1,039,027	11,415,925
ERO Copper Corp.(a)(b)	166,431	3,553,961
Extendicare Inc.	242,961	2,782,042
Fairfax Financial Holdings Ltd.	26,880	43,640,640
Finning International Inc.	187,042	10,115,244
First Capital Real Estate Investment Trust	140,387	1,882,770
First Majestic Silver Corp.	607,771	7,769,658
First Quantum Minerals Ltd.(a)	944,586	19,611,668
FirstService Corp.	54,154	8,620,314
Fortis Inc./Canada	646,962	32,519,925
Fortuna Mining Corp.(a)(b)	486,341	4,018,889
Franco-Nevada Corp.	255,458	47,718,400
Freehold Royalties Ltd.	188,013	1,902,181
G Mining Ventures Corp.(a)	339,136	6,676,086
George Weston Ltd.	237,737	14,455,250
GFL Environmental Inc.	330,708	14,458,675
Gibson Energy Inc.(b)	196,933	3,357,219
Gildan Activewear Inc.	219,313	12,789,284
goeasy Ltd.(b)	26,953	3,240,971
Granite Real Estate Investment Trust	83,498	4,692,391
Great-West Lifeco Inc.	359,531	15,242,033
H&R Real Estate Investment Trust	311,301	2,483,661
Hammond Power Solutions Inc., Class A(b)	25,573	3,901,909
Headwater Exploration Inc.	395,075	2,084,457
Hudbay Minerals Inc.	625,734	10,029,233
Hydro One Ltd.(c)	436,602	16,103,113
iA Financial Corp. Inc.	123,968	14,633,448
IAMGOLD Corp.(a)	783,516	9,072,261
IGM Financial Inc.	61,571	2,368,369
Imperial Oil Ltd.	245,457	21,709,701
Intact Financial Corp.	233,809	43,614,451
Interfor Corp.(a)	124,591	702,659
InterRent REIT	237,820	2,268,747
Ivanhoe Mines Ltd., Class A(a)(b)	1,067,341	10,676,835
Jamieson Wellness Inc.(c)	85,303	2,117,750
K92 Mining Inc.(a)	322,362	4,286,515
Keyera Corp.	319,121	9,421,982
Killam Apartment REIT(b)	172,861	2,135,882
Kinaxis Inc.(a)	39,878	4,828,975
Kinross Gold Corp.	1,679,537	39,062,063
Labrador Iron Ore Royalty Corp.	131,707	2,717,622
Laurentian Bank of Canada(b)	52,503	1,246,551
Lightspeed Commerce Inc.(a)(b)	220,440	2,648,329
Linamar Corp.	68,461	3,707,257
Lithium Americas Corp.(a)(b)	264,217	1,456,203
Loblaw Companies Ltd.	820,133	32,593,643
Lundin Gold Inc.	155,964	10,602,950
Lundin Mining Corp.	972,525	15,643,053
Lunr Royalties Corp., NVS	72,666	74,606
Magna International Inc.	307,826	14,542,477
Security	Shares	Value
Canada (continued)
Manulife Financial Corp.	2,251,689	$72,870,246
Maple Leaf Foods Inc.	128,282	2,465,853
MDA Space Ltd.(a)	185,939	3,629,824
MEG Energy Corp.	339,881	7,192,377
Methanex Corp.	119,048	4,685,359
Metro Inc./CN	281,270	18,748,659
MTY Food Group Inc.	39,920	963,169
Mullen Group Ltd.	107,538	1,081,092
National Bank of Canada	522,729	58,401,935
New Gold Inc.(a)	1,134,006	8,352,131
NexGen Energy Ltd.(a)(b)	747,601	7,307,839
NFI Group Inc.(a)	128,109	1,309,816
NGEx Minerals Ltd.(a)(b)	290,665	4,735,443
North West Co. Inc. (The)(b)	100,839	3,271,309
Northland Power Inc.	310,590	5,675,678
Novagold Resources Inc.(a)	480,694	3,982,506
Nutrien Ltd.	657,983	35,837,098
NuVista Energy Ltd.(a)	315,497	3,752,087
OceanaGold Corp.	349,431	7,815,515
Onex Corp.	69,068	6,007,840
Open Text Corp.	307,928	11,813,914
OR Royalties Inc.	247,978	7,956,230
Orla Mining Ltd.(a)	303,083	3,126,884
Pan American Silver Corp.	632,491	22,277,320
Paramount Resources Ltd., Class A	143,875	2,359,363
Parex Resources Inc.	156,243	1,998,502
Parkland Corp.(b)	168,236	4,793,206
Pason Systems Inc.(b)	195,926	1,669,328
Pembina Pipeline Corp.	741,597	28,055,425
Peyto Exploration & Development Corp.	323,590	4,713,517
Poseidon Concepts Corp.(a)(d)	293	—
Power Corp. of Canada	765,886	35,876,589
PrairieSky Royalty Ltd.	300,955	5,403,049
Precision Drilling Corp.(a)	25,066	1,503,728
Premium Brands Holdings Corp., Class A(b)	46,437	3,201,638
Prinmaris REIT	180,393	1,978,143
Quebecor Inc., Class B	162,374	5,179,575
RB Global Inc.	252,310	25,034,016
Restaurant Brands International Inc.	404,881	26,592,733
Richelieu Hardware Ltd.	92,820	2,544,600
RioCan REIT	265,735	3,556,270
Rogers Communications Inc., Class B, NVS	428,738	16,779,030
Royal Bank of Canada	1,882,148	275,729,885
Russel Metals Inc.	93,853	2,904,822
Saputo Inc.	259,301	6,265,524
Seabridge Gold Inc.(a)(b)	157,077	3,747,315
Secure Waste Infrastructure Corp.	387,212	4,834,111
Shopify Inc., Class A(a)	1,645,013	286,016,805
Silvercorp Metals Inc.	673,316	4,368,597
SmartCentres Real Estate Investment Trust(b)	224,073	4,249,647
South Bow Corp.	276,951	7,183,685
Spin Master Corp.(c)	56,140	833,764
Sprott Inc.	29,571	2,428,004
SSR Mining Inc.(a)(b)	276,565	6,252,808
Stantec Inc.	157,812	17,476,282
Stella-Jones Inc.	79,304	4,501,366
StorageVault Canada Inc.	379,750	1,340,246
Sun Life Financial Inc.	760,490	46,256,748
Suncor Energy Inc.	1,644,982	65,503,722
SunOpta Inc.(a)	107,699	564,392
Superior Plus Corp.	297,227	1,691,114
Tamarack Valley Energy Ltd.	676,593	3,005,365

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
TC Energy Corp.	1,403,057	$70,405,441
Teck Resources Ltd., Class B	597,199	25,620,095
TELUS Corp.	528,183	7,723,813
TFI International Inc.	103,027	9,258,510
Thomson Reuters Corp.	209,632	32,111,040
TMX Group Ltd.	387,750	14,301,314
Topaz Energy Corp.	214,260	3,803,839
Torex Gold Resources Inc.(a)	122,735	5,070,241
Toromont Industries Ltd.	108,792	13,070,864
Toronto-Dominion Bank (The)	2,289,087	187,951,416
Tourmaline Oil Corp.	489,282	21,520,664
TransAlta Corp.	421,718	7,453,844
Transcontinental Inc., Class A	197,201	2,768,449
Trisura Group Ltd.(a)	88,165	2,429,558
Vermilion Energy Inc.	304,087	2,274,338
Wesdome Gold Mines Ltd.(a)	242,973	3,665,687
West Fraser Timber Co. Ltd.	55,126	3,364,433
Westshore Terminals Investment Corp.(b)	74,517	1,369,683
Wheaton Precious Metals Corp.	614,432	59,338,216
Whitecap Resources Inc.	1,732,781	12,898,103
Winpak Ltd.(b)	68,032	2,086,725
WSP Global Inc.	179,600	34,335,991
		4,058,487,116
Chile — 0.1%
Aguas Andinas SA, Class A	5,010,026	1,908,979
Banco de Chile	56,263,452	9,873,787
Banco de Credito e Inversiones SA	106,114	5,445,906
Banco Itau Chile SA	80,150	1,456,144
Banco Santander Chile	73,686,719	5,324,095
CAP SA(a)	122,273	817,062
Cencosud SA	1,657,524	5,140,250
Cia Cervecerias Unidas SA	345,653	2,200,327
Colbun SA	12,972,605	1,950,261
Empresa Nacional de Telecomunicaciones SA	292,743	1,393,538
Empresas CMPC SA	1,299,253	1,876,338
Empresas Copec SA	466,726	3,334,096
Enel Americas SA	22,387,597	2,116,553
Enel Chile SA	55,984,631	4,276,583
Engie Energia Chile SA	1,225,232	1,760,798
Falabella SA	907,067	5,692,325
Inversiones Aguas Metropolitanas SA	1,023,015	1,031,090
Latam Airlines Group SA	390,599,163	8,877,033
Parque Arauco SA	1,220,895	3,403,873
Vina Concha y Toro SA	1,063,283	1,159,396
		69,038,434
China — 8.1%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,022,000	2,979,674
3SBio Inc.(c)	2,466,000	9,811,351
AAC Technologies Holdings Inc.	1,143,500	5,878,039
Advanced Micro-Fabrication Equipment Inc./China, Class A	82,000	3,216,938
AECC Aviation Power Co. Ltd., Class A	252,600	1,385,830
Agricultural Bank of China Ltd., Class A	6,739,500	7,530,802
Agricultural Bank of China Ltd., Class H	37,131,000	28,326,387
Aier Eye Hospital Group Co. Ltd., Class A	998,075	1,715,118
Air China Ltd., Class A(a)	1,259,100	1,390,333
AK Medical Holdings Ltd.(c)	1,234,000	933,236
Akeso Inc.(a)(c)	848,000	12,347,632
Alibaba Group Holding Ltd.	23,053,372	490,546,623
Alibaba Health Information Technology Ltd.(a)	7,232,000	5,394,248
Security	Shares	Value
China (continued)
A-Living Smart City Services Co. Ltd., Class H(c)	844,500	$268,673
Aluminum Corp. of China Ltd., Class A	680,100	952,785
Aluminum Corp. of China Ltd., Class H	5,012,000	6,372,849
Anhui Conch Cement Co. Ltd., Class A	327,187	1,065,237
Anhui Conch Cement Co. Ltd., Class H	1,800,000	5,366,633
Anhui Gujing Distillery Co. Ltd., Class A	49,400	1,116,771
Anhui Gujing Distillery Co. Ltd., Class B	196,244	2,480,926
ANTA Sports Products Ltd.	1,681,600	17,552,757
Anxin-China Holdings Ltd., NVS(d)	1,004,000	1
Ascentage Pharma Group International(a)(c)	656,400	5,621,794
Autohome Inc., ADR	113,045	2,848,734
AviChina Industry & Technology Co. Ltd., Class H	3,293,000	1,677,437
Baidu Inc., Class A(a)	2,992,606	45,296,767
Bank of Beijing Co. Ltd., Class A	2,319,693	1,820,299
Bank of China Ltd., Class A	3,200,400	2,521,410
Bank of China Ltd., Class H	98,356,000	55,693,428
Bank of Communications Co. Ltd., Class A	3,925,963	3,959,760
Bank of Communications Co. Ltd., Class H	11,975,000	10,637,393
Bank of Jiangsu Co. Ltd., Class A	1,868,100	2,826,958
Bank of Nanjing Co. Ltd., Class A	1,243,100	1,973,645
Bank of Ningbo Co. Ltd., Class A	628,071	2,499,863
Bank of Shanghai Co. Ltd., Class A	1,986,151	2,645,934
Baoshan Iron & Steel Co. Ltd., Class A	3,078,876	3,186,519
Beijing Capital International Airport Co. Ltd., Class H(a)	3,570,000	1,281,359
Beijing Enterprises Holdings Ltd.	775,500	3,402,798
Beijing Enterprises Water Group Ltd.	7,510,000	2,413,789
Beijing Kingsoft Office Software Inc., Class A	41,600	2,096,450
Beijing New Building Materials PLC, Class A	470,300	1,569,239
Beijing Tong Ren Tang Co. Ltd., Class A	244,113	1,160,987
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A(a)	156,180	1,237,032
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	4,091,100	2,979,019
BeOne Medicines Ltd., Class H(a)	1,163,579	27,975,116
Bilibili Inc., Class Z(a)	323,224	9,762,329
BOC Aviation Ltd.(c)	288,000	2,524,519
BOE Technology Group Co. Ltd., Class A	6,095,900	3,474,683
BOE Varitronix Ltd.	1,944,000	1,245,379
Bosideng International Holdings Ltd.	5,420,000	3,316,572
Brilliance China Automotive Holdings Ltd.	4,344,000	2,137,396
BYD Co. Ltd., Class A	431,400	6,108,847
BYD Co. Ltd., Class H	4,935,000	63,760,119
BYD Electronic International Co. Ltd.	1,108,000	5,201,644
C&D International Investment Group Ltd.	1,783,000	3,662,197
Cambricon Technologies Corp. Ltd., Class A(a)	36,000	6,947,914
Canggang Railway Ltd.(b)	3,718,000	392,761
CGN Mining Co. Ltd.	5,625,000	2,831,108
CGN New Energy Holdings Co. Ltd.	2,778,000	983,153
CGN Power Co. Ltd., Class H(c)	15,563,000	6,165,929
Changchun High-Tech Industry Group Co. Ltd., Class A	133,500	2,104,316
China BlueChemical Ltd., Class H	4,530,000	1,399,841
China CITIC Bank Corp. Ltd., Class H	11,077,000	10,568,630
China Coal Energy Co. Ltd., Class H	2,502,000	3,524,427
China Common Rich Renewable Energy Investments Ltd., NVS(a)(d)	4,386	—
China Communications Services Corp. Ltd., Class H	3,108,000	1,862,666
China Conch Venture Holdings Ltd.	2,363,000	2,954,544
China Construction Bank Corp., Class A	1,704,900	2,186,370

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Construction Bank Corp., Class H	129,095,000	$127,809,325
China CSSC Holdings Ltd., Class A	926,200	4,671,810
China Datang Corp. Renewable Power Co. Ltd., Class H	4,808,000	1,472,420
China East Education Holdings Ltd.(c)	954,000	802,069
China Eastern Airlines Corp. Ltd., Class A(a)	3,406,993	2,296,813
China Education Group Holdings Ltd.(b)	1,390,000	533,362
China Energy Engineering Corp. Ltd., Class A	8,871,100	3,001,109
China Everbright Bank Co. Ltd., Class A	3,997,700	1,874,372
China Everbright Bank Co. Ltd., Class H	5,096,000	2,090,619
China Everbright Environment Group Ltd.(b)	4,548,629	2,814,416
China Everbright Ltd.	1,604,000	2,082,788
China Feihe Ltd.(c)	5,338,000	2,848,951
China Galaxy Securities Co. Ltd., Class A	859,700	2,121,891
China Galaxy Securities Co. Ltd., Class H	4,887,000	7,030,453
China Gas Holdings Ltd.(b)	3,511,400	3,611,635
China Hongqiao Group Ltd.	3,818,000	14,496,157
China International Capital Corp. Ltd., Class A	503,300	2,604,169
China International Capital Corp. Ltd., Class H(c)	2,133,200	5,803,471
China Jinmao Holdings Group Ltd.	6,712,000	1,159,928
China Lesso Group Holdings Ltd.	1,515,000	866,950
China Life Insurance Co. Ltd., Class A	306,300	1,891,333
China Life Insurance Co. Ltd., Class H	10,153,000	32,017,390
China Literature Ltd.(a)(b)(c)	634,200	3,416,559
China Longyuan Power Group Corp. Ltd., Class H	3,659,000	3,388,623
China Medical System Holdings Ltd.	1,854,000	3,197,426
China Mengniu Dairy Co. Ltd.	4,198,000	7,639,315
China Merchants Bank Co. Ltd., Class A	1,653,131	9,495,416
China Merchants Bank Co. Ltd., Class H	5,306,677	33,265,076
China Merchants Port Holdings Co. Ltd.	1,576,000	3,050,368
China Merchants Securities Co. Ltd., Class A	1,271,672	3,094,073
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	894,982	1,186,975
China Metal Recycling Holdings Ltd., NVS(d)	3,000	—
China Minsheng Banking Corp. Ltd., Class A	2,754,099	1,511,559
China Minsheng Banking Corp. Ltd., Class H	9,829,500	5,035,792
China National Building Material Co. Ltd., Class H	4,922,000	3,488,013
China National Nuclear Power Co. Ltd., Class A	2,153,300	2,714,194
China Nonferrous Mining Corp Ltd.	3,865,000	7,128,778
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	491,000	3,502,121
China Oilfield Services Ltd., Class H	2,976,000	2,905,324
China Overseas Grand Oceans Group Ltd.	2,132,000	595,681
China Overseas Land & Investment Ltd.	5,105,000	8,567,179
China Overseas Property Holdings Ltd.	2,010,000	1,254,593
China Pacific Insurance Group Co. Ltd., Class A	550,888	2,745,397
China Pacific Insurance Group Co. Ltd., Class H	3,673,400	14,892,150
China Petroleum & Chemical Corp., Class A	2,610,748	2,005,381
China Petroleum & Chemical Corp., Class H	30,490,200	16,217,865
China Power International Development Ltd.	7,133,000	3,075,022
China Railway Group Ltd., Class A	1,443,286	1,138,640
China Railway Group Ltd., Class H	6,133,000	3,111,138
China Resources Beer Holdings Co. Ltd.	2,138,000	7,313,089
China Resources Building Materials Technology Holdings Ltd.	2,872,000	624,591
China Resources Gas Group Ltd.	1,147,000	3,154,045
China Resources Land Ltd.	4,282,666	15,473,002
China Resources Medical Holdings Co. Ltd.(b)	2,359,500	1,025,203
China Resources Mixc Lifestyle Services Ltd.(c)	905,800	4,739,253
China Resources Pharmaceutical Group Ltd.(c)	2,484,500	1,592,179
Security	Shares	Value
China (continued)
China Resources Power Holdings Co. Ltd.	2,590,000	$6,193,465
China Ruyi Holdings Ltd.(a)	19,443,600	6,931,140
China Shenhua Energy Co. Ltd., Class A	530,800	3,167,305
China Shenhua Energy Co. Ltd., Class H	4,669,500	24,314,938
China Shineway Pharmaceutical Group Ltd.	859,000	928,583
China Southern Airlines Co. Ltd., Class A(a)	2,237,400	2,095,472
China State Construction Engineering Corp. Ltd., Class A	3,323,080	2,533,009
China State Construction International Holdings Ltd.	3,210,000	3,651,568
China Taiping Insurance Holdings Co. Ltd.	1,738,768	3,955,116
China Three Gorges Renewables Group Co. Ltd., Class A	4,154,700	2,478,498
China Tourism Group Duty Free Corp. Ltd., Class A	168,192	1,796,621
China Tower Corp. Ltd., Class H(c)	5,888,900	8,507,379
China Traditional Chinese Medicine Holdings Co. Ltd.	4,054,000	1,221,242
China Travel International Investment Hong Kong Ltd.(a)(b)	4,846,000	1,071,693
China United Network Communications Ltd., Class A	2,603,300	1,982,067
China Vanke Co. Ltd., Class A(a)	706,692	622,195
China Vanke Co. Ltd., Class H(a)	2,849,500	1,614,357
China Water Affairs Group Ltd.(b)	1,792,000	1,445,622
China Yangtze Power Co. Ltd., Class A	1,971,438	7,777,419
Chinasoft International Ltd.	3,644,000	2,727,889
Chongqing Changan Automobile Co. Ltd., Class A	875,300	1,522,517
Chongqing Rural Commercial Bank Co. Ltd., Class H	4,602,000	3,784,388
Chongqing Zhifei Biological Products Co. Ltd., Class A	246,900	713,402
Chow Tai Fook Jewellery Group Ltd.	3,229,400	6,320,653
CIMC Enric Holdings Ltd.	952,000	918,854
CITIC Ltd.	6,160,000	9,521,081
CITIC Securities Co. Ltd., Class A	979,325	4,042,058
CITIC Securities Co. Ltd., Class H	2,216,425	8,438,124
CMOC Group Ltd., Class A	1,318,400	3,156,922
CMOC Group Ltd., Class H	4,962,000	10,742,518
COFCO Joycome Foods Ltd.(a)(b)	6,398,000	1,364,880
Contemporary Amperex Technology Co. Ltd., Class A	346,498	18,917,670
Contemporary Amperex Technology Co. Ltd., Class H(b)	112,174	8,027,396
Cosco Shipping Holdings Co. Ltd., Class A	1,039,799	2,190,704
Cosco Shipping Holdings Co. Ltd., Class H	3,985,300	6,911,431
COSCO Shipping Ports Ltd.	2,922,000	2,154,130
Country Garden Services Holdings Co. Ltd.	2,701,000	2,147,654
CRRC Corp. Ltd., Class A	2,386,700	2,566,886
CRRC Corp. Ltd., Class H	5,762,000	4,372,300
CSC Financial Co. Ltd., Class A	681,600	2,506,692
CSPC Pharmaceutical Group Ltd.	10,815,440	10,653,125
Damai Entertainment Holdings Ltd.(a)	19,990,000	2,364,482
Daqin Railway Co. Ltd., Class A	1,628,400	1,309,760
Daqo New Energy Corp., ADR(a)(b)	76,695	2,504,859
Dongyue Group Ltd.	2,149,000	2,764,850
East Buy Holding Ltd.(a)(c)	764,000	2,152,830
East Money Information Co. Ltd., Class A	1,276,116	4,571,329
ENN Energy Holdings Ltd.	1,062,200	9,255,234
Eoptolink Technology Inc. Ltd., Class A	126,680	6,077,892
Eve Energy Co. Ltd., Class A	289,043	3,375,606

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Far East Horizon Ltd.	2,825,000	$2,537,594
FIH Mobile Ltd.(a)(b)	957,400	2,285,251
Focus Media Information Technology Co. Ltd., Class A	2,559,900	2,782,295
Foshan Haitian Flavouring & Food Co. Ltd., Class A	649,902	3,478,116
Fosun International Ltd.	3,225,000	2,045,739
Founder Securities Co. Ltd., Class A	2,315,900	2,676,099
Foxconn Industrial Internet Co. Ltd., Class A	1,027,100	10,343,057
Fu Shou Yuan International Group Ltd.(b)	2,319,000	877,260
Fufeng Group Ltd.(b)	2,354,000	2,436,725
Fuyao Glass Industry Group Co. Ltd., Class A	224,800	2,130,058
Fuyao Glass Industry Group Co. Ltd., Class H(c)	853,600	7,601,589
Ganfeng Lithium Group Co. Ltd., Class A	130,080	1,260,852
GCL Technology Holdings Ltd.(a)	28,338,000	4,953,752
GD Power Development Co. Ltd., Class A	2,625,400	1,949,627
GDS Holdings Ltd., Class A(a)	1,445,588	6,440,751
Geely Automobile Holdings Ltd.	8,281,000	19,645,095
Genertec Universal Medical Group Co. Ltd.(c)	2,245,000	1,788,288
Genscript Biotech Corp.(a)	1,932,000	4,010,141
GF Securities Co. Ltd., Class A	1,286,500	4,079,182
Giant Biogene Holding Co. Ltd.(b)(c)	548,400	2,628,086
GigaDevice Semiconductor Inc., Class A	105,580	3,261,238
GoerTek Inc., Class A	416,900	1,919,813
Goldwind Science & Technology Co. Ltd., Class A	614,400	1,354,761
Great Wall Motor Co. Ltd., Class H	3,497,500	6,809,965
Gree Electric Appliances Inc. of Zhuhai, Class A	332,800	1,858,246
Greentown China Holdings Ltd.(b)	1,272,500	1,361,952
Greentown Service Group Co. Ltd.	1,724,000	990,394
Guangdong Haid Group Co. Ltd., Class A	315,900	2,589,337
Guangdong Investment Ltd.	4,368,000	4,149,523
Guangzhou Tinci Materials Technology Co. Ltd., Class A	152,000	850,723
Guotai Haitong Securities Co. Ltd.	1,136,393	3,093,389
Guotai Haitong Securities Co. Ltd., Class H(c)	2,741,312	5,252,707
Gushengtang Holdings Ltd.	402,300	1,481,871
H World Group Ltd., ADR	273,223	10,546,408
Haichang Ocean Park Holdings Ltd.(a)(c)	19,370,000	1,822,999
Haidilao International Holding Ltd.(c)	2,204,000	3,631,995
Haier Smart Home Co. Ltd., Class A	503,300	1,895,174
Haier Smart Home Co. Ltd., Class A	3,501,600	11,386,796
Haitian International Holdings Ltd.	809,000	2,210,622
Hangzhou First Applied Material Co. Ltd., Class A	1,046,684	2,306,967
Hangzhou Tigermed Consulting Co. Ltd., Class A	235,300	1,976,871
Hansoh Pharmaceutical Group Co. Ltd.(c)	1,568,000	7,198,223
Harbin Electric Co. Ltd., Class H	1,504,000	2,473,009
Hello Group Inc., ADR	235,791	1,601,021
Henan Shuanghui Investment & Development Co. Ltd., Class A	621,441	2,245,476
Hengan International Group Co. Ltd.	949,000	3,323,670
Hengli Petrochemical Co. Ltd., Class A	1,135,000	2,860,586
Hithink RoyalFlush Information Network Co. Ltd., Class A	57,000	2,902,843
Hopson Development Holdings Ltd.(a)	1,327,952	538,321
Horizon Robotics(a)	5,461,800	6,185,545
Hua Hong Semiconductor Ltd.(a)(c)	1,035,000	10,608,944
Huabao International Holdings Ltd.	1,022,000	473,480
Huadong Medicine Co. Ltd., Class A	454,800	2,652,173
Hualan Biological Engineering Inc., Class A	1,000,100	2,263,152
Security	Shares	Value
China (continued)
Huaneng Power International Inc., Class H	5,746,000	$4,746,830
Huatai Securities Co. Ltd., Class A	588,200	1,794,668
Huatai Securities Co. Ltd., Class H(c)	1,793,200	4,508,260
Huaxia Bank Co. Ltd., Class A	1,613,931	1,542,881
Hundsun Technologies Inc., Class A	320,648	1,416,481
HUTCHMED China Ltd.(a)	1,165,345	3,486,548
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	1,144,800	1,923,410
Hygon Information Technology Co. Ltd., Class A	183,979	5,924,232
IEIT Systems Co. Ltd., Class A	118,700	1,085,756
Iflytek Co. Ltd., Class A	525,400	4,102,545
Imeik Technology Development Co. Ltd., Class A	48,720	1,094,196
Industrial & Commercial Bank of China Ltd., Class A	5,062,541	5,531,879
Industrial & Commercial Bank of China Ltd., Class H	87,443,000	67,750,745
Industrial Bank Co. Ltd., Class A	1,702,898	4,838,273
INESA Intelligent Tech Inc., Class B	788,914	565,927
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	7,533,900	2,686,686
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	718,900	2,767,572
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,418,484	2,766,654
Innovent Biologics Inc.(a)(c)	1,998,000	22,412,750
iQIYI Inc., ADR(a)(b)	677,285	1,564,528
J&T Global Express Ltd.(a)	3,150,600	4,042,610
JA Solar Technology Co. Ltd., Class A(a)	358,876	709,082
JD Health International Inc.(a)(c)	1,643,050	12,825,556
JD Logistics Inc.(a)(c)	3,019,500	4,922,396
JD.com Inc., Class A	3,274,490	54,061,750
Jiangsu Eastern Shenghong Co. Ltd., Class A(a)	2,288,407	2,971,038
Jiangsu Expressway Co. Ltd., Class H	1,860,000	2,264,396
Jiangsu Hengli Hydraulic Co. Ltd., Class A	191,996	2,589,431
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	468,559	4,215,095
Jiangsu King's Luck Brewery JSC Ltd., Class A	171,200	932,684
Jiangsu Yanghe Distillery Co. Ltd., Class A	145,500	1,446,059
Jiangxi Copper Co. Ltd., Class A	232,700	1,341,704
Jiangxi Copper Co. Ltd., Class H	1,521,000	6,346,281
JinkoSolar Holding Co. Ltd., ADR	64,944	1,630,744
Jinxin Fertility Group Ltd.(a)(b)(c)	3,611,500	1,142,412
Jiumaojiu International Holdings Ltd.(c)	1,043,000	237,544
JOYY Inc., ADR	55,194	3,273,556
Kanzhun Ltd., ADR	490,895	10,878,233
KE Holdings Inc., Class A	2,789,406	15,820,582
Keymed Biosciences Inc.(a)(c)	443,000	3,430,412
Kingboard Holdings Ltd.	977,500	3,502,216
Kingboard Laminates Holdings Ltd.	1,923,000	3,219,515
Kingdee International Software Group Co. Ltd.(a)	4,097,000	7,729,581
Kingsoft Cloud Holdings Ltd.(a)	4,136,730	3,474,730
Kingsoft Corp. Ltd.	1,315,000	5,732,261
Kuaishou Technology(c)	3,649,100	33,879,463
Kunlun Energy Co. Ltd.	5,136,000	4,720,937
Kweichow Moutai Co. Ltd., Class A	100,030	20,092,090
Laopu Gold Co. Ltd., Class H(b)	36,700	3,230,552
Lee & Man Paper Manufacturing Ltd.(b)	1,583,000	559,519
Legend Biotech Corp., ADR(a)(b)	97,462	3,157,769
Lenovo Group Ltd.	9,280,000	13,538,111
Li Auto Inc., Class A(a)	1,752,918	18,190,153
Li Ning Co. Ltd.	3,058,000	6,648,752
Lifetech Scientific Corp. (a)	8,296,000	2,147,866
Lingyi iTech Guangdong Co., Class A	1,229,500	2,696,184
LK Technology Holdings Ltd.	1,597,500	758,150

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Longfor Group Holdings Ltd.(b)(c)	2,743,000	$3,388,244
LONGi Green Energy Technology Co. Ltd., Class A(a)	1,012,660	2,999,759
Lonking Holdings Ltd.	3,625,000	1,444,959
Lufax Holding Ltd., ADR(a)	251,989	786,206
Luxshare Precision Industry Co. Ltd., Class A	608,231	5,380,885
Luye Pharma Group Ltd. (a)(b)(c)	3,076,000	1,246,237
Luzhou Laojiao Co. Ltd., Class A	211,600	3,994,757
Mango Excellent Media Co. Ltd., Class A	695,797	2,877,893
Maoyan Entertainment(c)	2,106,800	1,801,861
Meitu Inc.(c)	4,723,000	5,245,338
Meituan, Class B(a)(c)	6,682,190	87,956,013
MH Development NPV, NVS(d)	264,000	—
Microport Scientific Corp.(a)	1,753,000	2,735,782
Midea Group Co. Ltd., Class A	336,600	3,610,544
Midea Group Co. Ltd., Class H	471,900	5,100,898
Ming Yuan Cloud Group Holdings Ltd.	2,219,000	942,484
MINISO Group Holding Ltd.	731,792	3,912,659
Minth Group Ltd.	1,060,000	4,703,557
MMG Ltd.(a)	6,549,200	5,812,103
Montage Technology Co. Ltd., Class A	90,882	1,739,448
Muyuan Foods Co. Ltd., Class A	490,410	3,465,667
NARI Technology Co. Ltd., Class A	810,433	2,757,465
NAURA Technology Group Co. Ltd., Class A	81,135	4,635,453
NetDragon Websoft Holdings Ltd.	629,000	982,636
NetEase Cloud Music Inc.(a)(c)	131,350	4,078,564
NetEase Inc.	2,350,225	65,949,010
New China Life Insurance Co. Ltd., Class A	299,501	2,850,481
New China Life Insurance Co. Ltd., Class H	1,225,100	7,742,151
New Hope Liuhe Co. Ltd., Class A	820,000	1,120,030
New Horizon Health Ltd.(d)	605,000	715,593
New Oriental Education & Technology Group Inc.(a)	1,628,950	9,740,722
Nexteer Automotive Group Ltd.	1,630,000	1,412,968
Nine Dragons Paper Holdings Ltd.(a)	1,749,000	1,252,775
Ningbo Tuopu Group Co. Ltd., Class A	290,870	3,030,031
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,317,100	3,410,750
NIO Inc., Class A(a)	2,561,359	18,519,967
Noah Holdings Ltd., ADR	60,142	679,003
Nongfu Spring Co. Ltd., Class H(c)	2,755,000	18,313,996
OmniVision Integrated Circuits Group Inc.	145,830	2,675,521
Orient Overseas International Ltd.	305,000	5,278,309
PDD Holdings Inc., ADR(a)	949,912	128,114,631
People's Insurance Co. Group of China Ltd. (The), Class H	14,270,000	12,816,025
PetroChina Co. Ltd., Class A	1,753,400	2,254,666
PetroChina Co. Ltd., Class H	28,212,000	29,163,258
PICC Property & Casualty Co. Ltd., Class H	9,478,520	22,393,228
Ping An Bank Co. Ltd., Class A	1,590,500	2,527,307
Ping An Healthcare and Technology Co. Ltd.(c)	2,457,400	4,347,470
Ping An Insurance Group Co. of China Ltd., Class A	829,563	6,736,680
Ping An Insurance Group Co. of China Ltd., Class H	8,991,000	64,953,964
Poly Developments and Holdings Group Co. Ltd., Class A	982,836	1,011,010
Poly Property Group Co. Ltd.(b)	3,035,000	721,999
Pop Mart International Group Ltd.(c)	748,200	21,282,641
Postal Savings Bank of China Co. Ltd., Class A	2,216,900	1,789,742
Postal Savings Bank of China Co. Ltd., Class H(c)	11,850,000	8,349,633
Power Construction Corp. of China Ltd., Class A	1,419,000	1,123,294
Security	Shares	Value
China (continued)
Q Technology Group Co. Ltd.	1,219,000	$2,192,128
Qfin Holdings, Inc.	154,713	3,736,319
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	1,051,700	3,658,411
RLX Technology Inc., ADR(b)	779,362	1,901,643
Rongsheng Petrochemical Co. Ltd., Class A	1,218,200	1,742,554
SAIC Motor Corp. Ltd., Class A	1,080,952	2,525,472
Sailun Group Co. Ltd., Class A	1,453,900	3,131,894
Sany Heavy Equipment International Holdings Co. Ltd.	2,174,000	2,052,345
Sany Heavy Industry Co. Ltd., Class A	1,019,600	3,168,331
SDIC Power Holdings Co. Ltd., Class A	930,700	1,875,206
Seazen Group Ltd.(a)(b)	3,074,000	866,044
Seres Group Co. Ltd., Class A	172,800	3,768,180
SF Holding Co. Ltd., Class A	453,200	2,565,357
Shaanxi Coal Industry Co. Ltd., Class A	915,400	2,916,769
Shandong Gold Mining Co. Ltd., Class A	350,828	1,768,677
Shandong Gold Mining Co. Ltd., Class H(c)	1,360,000	5,701,285
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,346,800	3,042,710
Shanghai Baosight Software Co. Ltd., Class A	287,224	927,236
Shanghai Industrial Holdings Ltd.	668,000	1,172,612
Shanghai Pudong Development Bank Co. Ltd., Class A	2,178,199	3,516,646
Shanghai United Imaging Healthcare Co. Ltd., Class A	176,767	3,470,636
Shanxi Coking Coal Energy Group Co. Ltd., Class A	2,216,800	2,278,162
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	391,900	814,212
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	172,440	4,613,616
Shengyi Technology Co. Ltd., Class A	439,800	3,959,770
Shennan Circuits Co. Ltd., Class A	118,690	3,567,824
Shenwan Hongyuan Group Co. Ltd., Class A	4,001,433	3,072,774
Shenzhen Inovance Technology Co. Ltd., Class A	238,250	2,574,090
Shenzhen International Holdings Ltd.	2,273,500	2,356,684
Shenzhen Investment Ltd.(a)(b)	7,978,000	862,284
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	120,100	3,625,801
Shenzhen Transsion Holdings Co. Ltd., Class A	139,329	1,491,402
Shenzhou International Group Holdings Ltd.	1,092,400	9,429,387
Shougang Fushan Resources Group Ltd.	5,848,000	2,294,509
Shui On Land Ltd.	12,119,500	1,105,796
Sichuan Chuantou Energy Co. Ltd., Class A	680,359	1,405,936
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(a)	72,100	4,144,722
Sichuan Road & Bridge Group Co. Ltd., Class A	1,415,000	1,883,125
Sihuan Pharmaceutical Holdings Group Ltd.	14,138,000	2,694,778
Sino Biopharmaceutical Ltd.	13,975,000	12,730,272
Sinofert Holdings Ltd.	6,252,000	1,222,550
Sinopec Engineering Group Co. Ltd., Class H	2,518,000	2,372,002
Sinopec Kantons Holdings Ltd.	2,400,000	1,241,431
Sinopharm Group Co. Ltd., Class H	1,775,600	4,425,799
Sinotruk Hong Kong Ltd.	906,000	3,026,797
Skyworth Group Ltd.(a)	2,624,000	1,329,784
Smoore International Holdings Ltd.(c)	2,539,000	4,275,995
SooChow Securities Co. Ltd., Class A	1,928,964	2,598,182
SSY Group Ltd.(b)	2,424,000	967,641
Sunac China Holdings Ltd.(a)(b)	10,231,000	1,918,589
Sunac Services Holdings Ltd.(c)	1,560,000	310,989
Sungrow Power Supply Co. Ltd., Class A	209,160	5,572,506

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Sunny Optical Technology Group Co. Ltd.	962,900	$9,305,174
Suzhou TFC Optical Communication Co. Ltd., Class A	128,800	2,836,374
TAL Education Group, ADR(a)	592,602	7,265,301
TCL Technology Group Corp., Class A	3,632,560	2,199,359
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	537,875	714,339
Tencent Holdings Ltd.	8,613,800	699,679,144
Tencent Music Entertainment Group, ADR	772,026	17,231,620
Tianneng Power International Ltd.(b)	1,432,000	1,587,485
Tianqi Lithium Corp., Class A(a)	387,600	2,907,071
Tingyi Cayman Islands Holding Corp.	2,864,000	3,929,490
Tong Ren Tang Technologies Co. Ltd., Class H(b)	1,590,000	948,820
Tongcheng Travel Holdings Ltd.	1,834,400	5,047,914
Tongwei Co. Ltd., Class A(a)	420,400	1,461,847
Topsports International Holdings Ltd.(c)	3,646,000	1,445,000
Towngas Smart Energy Co. Ltd.(b)	2,091,000	1,048,247
TravelSky Technology Ltd., Class H	1,629,000	2,143,762
Trina Solar Co. Ltd., Class A(a)	870,978	2,489,245
Trip.com Group Ltd.	840,988	59,181,515
Tsingtao Brewery Co. Ltd., Class H	894,000	6,042,124
Unigroup Guoxin Microelectronics Co. Ltd., Class A	259,817	2,980,284
Unisplendour Corp. Ltd., Class A	876,240	3,331,674
United Energy Group Ltd.(b)	19,394,000	1,237,409
Untrade.Lumena Newmat, NVS(a)(d)	3,800	—
Vipshop Holdings Ltd., ADR	443,332	7,753,877
Vnet Group Inc., ADR(a)(b)	191,342	1,989,957
Wanhua Chemical Group Co. Ltd., Class A	271,687	2,387,998
Want Want China Holdings Ltd.	6,197,000	4,004,666
Weibo Corp., ADR	117,468	1,278,052
Weichai Power Co. Ltd., Class A	867,800	1,822,900
Weichai Power Co. Ltd., Class H	2,561,000	5,291,790
Weimob Inc.(a)(c)	6,902,000	2,019,981
Wens Foodstuff Group Co. Ltd., Class A	904,857	2,306,391
West China Cement Ltd.	5,004,000	1,912,303
Wharf Holdings Ltd. (The)	1,170,000	3,074,609
Wingtech Technology Co. Ltd., Class A(a)	201,600	1,272,286
Wuliangye Yibin Co. Ltd., Class A	312,574	5,221,341
WuXi AppTec Co. Ltd., Class A	197,761	2,758,245
WuXi AppTec Co. Ltd., Class H(c)	455,650	6,366,852
Wuxi Biologics Cayman Inc.(a)(c)	4,706,000	21,949,224
XCMG Construction Machinery Co. Ltd., Class A	1,724,500	2,575,708
XD Inc.	521,000	4,518,685
Xiaomi Corp., Class B(a)(c)	23,090,600	128,104,582
Xinyi Solar Holdings Ltd.	6,173,600	2,844,775
XPeng Inc., Class A(a)	1,685,006	19,630,592
Xtep International Holdings Ltd.	2,428,500	1,758,514
Yadea Group Holdings Ltd.(b)(c)	1,728,000	2,701,591
Yankuang Energy Group Co. Ltd., Class A	623,725	1,288,680
Yankuang Energy Group Co. Ltd., Class H	4,374,100	6,004,960
Yihai International Holding Ltd.(b)	881,000	1,351,732
Yonyou Network Technology Co. Ltd., Class A(a)	912,400	1,999,351
Yuexiu Property Co. Ltd.	2,055,616	1,183,501
Yuexiu Transport Infrastructure Ltd.	1,722,000	941,825
Yunnan Baiyao Group Co. Ltd., Class A	285,332	2,269,920
Zai Lab Ltd.(a)	1,432,520	3,738,007
Zangge Mining Co. Ltd., Class A	427,100	3,531,195
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	81,100	2,027,615
Zhaojin Mining Industry Co. Ltd., Class H	2,779,500	10,349,573
Zhejiang Expressway Co. Ltd., Class H	3,400,320	3,319,415
Security	Shares	Value
China (continued)
Zhejiang Huayou Cobalt Co. Ltd., Class A	137,140	$1,248,497
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	278,200	1,523,666
Zhejiang Juhua Co. Ltd., Class A	690,300	3,422,825
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(c)	820,300	6,144,607
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(c)	1,334,000	2,872,325
Zhongji Innolight Co. Ltd., Class A	94,640	6,240,756
Zhongsheng Group Holdings Ltd.	1,181,500	1,865,114
Zhuzhou CRRC Times Electric Co. Ltd., Class H	733,700	3,728,752
Zijin Mining Group Co. Ltd., Class A	1,688,400	7,213,805
Zijin Mining Group Co. Ltd., Class H	7,648,000	31,639,867
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,313,900	1,506,591
ZTE Corp., Class A	269,000	1,639,782
ZTE Corp., Class H	999,440	4,221,670
ZTO Express Cayman Inc.	556,096	10,259,296
		4,137,618,734
Colombia — 0.0%
Grupo Cibest SA	300,930	4,879,309
Interconexion Electrica SA ESP	630,028	4,086,134
		8,965,443
Czech Republic — 0.0%
CEZ A/S	220,003	13,474,995
Komercni Banka AS	119,224	6,099,035
		19,574,030
Denmark — 1.2%
ALK-Abello A/S(a)	208,316	6,872,016
Alm Brand A/S	1,738,910	4,895,503
Ambu A/S, Class B	238,982	3,717,246
AP Moller - Maersk A/S, Class A	3,416	7,040,906
AP Moller - Maersk A/S, Class B, NVS(b)	5,748	11,817,470
Bavarian Nordic A/S(a)	118,286	4,370,472
Carlsberg A/S, Class B	128,338	15,089,922
Chemometec A/S	27,691	3,384,131
Coloplast A/S, Class B	158,498	14,335,256
D/S Norden A/S	41,713	1,667,233
Danske Bank A/S	865,910	38,700,288
Demant A/S(a)	116,617	3,879,863
DFDS A/S(a)	61,574	868,194
DSV A/S	278,376	59,407,740
FLSmidth & Co. A/S	67,990	5,295,037
Genmab A/S(a)	82,606	23,561,528
GN Store Nord A/S(a)	202,424	3,544,563
H Lundbeck A/S	434,003	3,165,242
ISS A/S	192,862	6,078,799
Jyske Bank A/S, Registered	51,642	6,069,857
Matas A/S	111,753	2,218,493
Netcompany Group A/S(a)(c)	61,900	3,093,028
NKT A/S(a)	72,167	8,078,431
Novo Nordisk A/S, Class B	4,338,091	213,571,468
Novonesis Novozymes B, Class B	492,188	29,412,959
Orsted A/S(a)(c)	691,392	12,382,309
Pandora A/S	107,395	14,370,383
Per Aarsleff Holding A/S	39,769	4,515,911
Ringkjoebing Landbobank A/S	35,596	8,050,239
Rockwool AS, Class B	113,078	3,874,695
Royal Unibrew A/S	68,328	5,164,243
Scandinavian Tobacco Group A/S, Class A(c)	98,036	1,299,769
Schouw & Co. A/S	25,318	2,327,791

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Denmark (continued)
Sydbank A/S	92,244	$7,874,987
TORM PLC, Class A	84,590	1,824,594
Tryg A/S	358,408	8,834,392
Vestas Wind Systems A/S	1,362,066	27,857,113
Zealand Pharma A/S(a)	87,601	6,935,771
		585,447,842
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	2,797,271	6,246,357
Eastern Co. SAE	1,786,720	1,701,620
EFG Holding S.A.E.(a)	2,596,088	1,546,752
Talaat Moustafa Group	1,119,440	1,362,891
		10,857,620
Finland — 0.5%
Citycon OYJ	138,079	468,837
Elisa OYJ	183,964	8,106,227
Finnair OYJ	115,608	379,706
Fortum OYJ	530,391	11,827,677
Hiab OYJ, Class B	59,917	3,318,219
Huhtamaki OYJ	107,378	3,608,631
Kalmar OYJ, Class B	60,298	2,498,134
Kemira OYJ	192,018	4,226,173
Kesko OYJ, Class B	354,782	7,483,989
Kojamo OYJ(a)	288,745	3,497,959
Kone OYJ, Class B	455,796	30,453,112
Konecranes OYJ	94,546	9,332,408
Mandatum OYJ	692,307	4,965,407
Metsa Board OYJ, Class B	341,098	1,157,088
Metso OYJ	822,048	13,480,759
Neste OYJ	542,279	11,236,382
Nokia OYJ	6,922,094	47,217,656
Nokian Renkaat OYJ	248,322	2,504,141
Orion OYJ, Class B	155,413	10,852,949
Outokumpu OYJ	590,633	2,540,378
QT Group OYJ(a)	32,171	1,318,164
Revenio Group OYJ	49,872	1,391,971
Sampo OYJ, Class A	3,149,627	35,106,775
Stora Enso OYJ, Class R	740,638	8,624,101
TietoEVRY OYJ	107,077	2,298,244
Tokmanni Group Corp.	91,943	908,860
UPM-Kymmene OYJ	662,117	17,766,120
Valmet OYJ	202,400	6,585,825
Wartsila OYJ Abp	675,466	22,099,287
YIT OYJ(a)	310,357	1,049,061
		276,304,240
France — 6.0%
Accor SA	249,054	12,670,089
Aeroports de Paris SA	38,544	5,287,503
Air France-KLM, NVS(a)	211,469	2,819,129
Air Liquide SA	774,637	149,922,368
Airbus SE	795,279	196,092,761
Alstom SA(a)	474,999	11,878,574
Alten SA	41,531	3,420,297
Amundi SA(c)	63,892	4,736,465
Aperam SA	72,699	2,533,362
ArcelorMittal SA	629,933	24,048,352
Arkema SA	85,749	5,090,289
AXA SA	2,369,415	102,805,138
Beneteau SACA	64,517	621,880
BioMerieux	54,065	6,960,902
BNP Paribas SA	1,365,005	105,730,494
Bollore SE	827,209	4,606,214
Security	Shares	Value
France (continued)
Bouygues SA	256,733	$11,588,441
Bureau Veritas SA	422,485	13,883,886
Canal+ SA, NVS(a)	1,355,163	4,264,533
Capgemini SE	216,010	33,232,143
Carrefour SA	717,267	10,802,719
Cie de Saint-Gobain SA	614,170	59,612,570
Cie Generale des Etablissements Michelin SCA	921,244	29,429,520
Coface SA	194,586	3,427,103
Covivio SA/France	66,304	4,253,921
Credit Agricole SA	1,389,377	25,080,157
Danone SA	870,672	76,894,807
Dassault Aviation SA	26,194	8,440,889
Dassault Systemes SE	874,454	24,884,981
Derichebourg SA	184,299	1,257,201
Edenred SE	337,900	9,712,651
Eiffage SA	94,455	11,622,664
Elior Group SA(a)(c)	247,016	797,701
Elis SA	263,646	7,342,314
Emeis SA(a)	137,079	2,263,173
Engie SA	2,438,543	57,093,490
Eramet SA(b)	15,724	1,076,474
EssilorLuxottica SA	405,552	148,520,700
Eurazeo SE	55,497	3,783,112
Eurofins Scientific SE	162,707	11,475,639
Euronext NV(c)	109,952	15,713,432
Eutelsat Communications SACA(a)(b)	200,798	776,840
FDJ UNITED	124,426	3,625,413
Fnac Darty SA	31,133	1,019,581
Forvia SE(a)	246,205	3,152,795
Gaztransport Et Technigaz SA	52,065	10,310,428
Gecina SA	56,103	5,213,724
Getlink SE	404,483	7,383,117
Havas NV	1,138,642	1,987,128
Hermes International SCA	42,214	104,456,810
ICADE	56,818	1,384,454
ID Logistics Group SACA(a)	4,957	2,251,400
Imerys SA	50,079	1,233,545
Interparfums SA	40,828	1,343,003
Ipsen SA	48,757	6,851,880
IPSOS SA	68,316	2,618,648
JCDecaux SE	102,222	1,859,876
Kaufman & Broad SA	32,413	1,090,765
Kering SA	100,857	35,816,023
Klepierre SA	284,671	10,879,142
Legrand SA	357,369	61,713,234
LISI SA	19,383	1,135,359
L'Oreal SA	323,077	134,823,684
Louis Hachette Group, NVS	1,166,557	2,003,964
LVMH Moet Hennessy Louis Vuitton SE	338,679	239,385,967
Mercialys SA	183,124	2,234,408
Mersen SA	49,303	1,246,213
Metropole Television SA	42,807	590,580
Nexans SA	44,054	6,202,899
Nexity SA(a)(b)	79,541	832,550
Opmobility	122,704	2,004,206
Orange SA	2,437,744	38,995,042
Pernod Ricard SA	272,295	26,668,711
Pluxee NV, NVS	114,030	2,202,778
Publicis Groupe SA	302,245	30,293,749
Quadient SA	72,087	1,240,721
Remy Cointreau SA	27,498	1,362,387
Renault SA	252,039	9,794,030

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Rexel SA	299,102	$10,371,355
Rubis SCA	115,963	4,210,842
Safran SA	487,460	173,203,466
Sanofi SA	1,494,483	151,186,054
Sartorius Stedim Biotech	39,795	9,517,747
Schneider Electric SE	733,029	208,861,793
SCOR SE	193,048	5,843,905
SEB SA(b)	30,944	1,712,252
SES SA, Class A	482,011	3,693,346
Societe BIC SA	43,243	2,406,107
Societe Generale SA	976,314	61,918,426
Sodexo SA	114,395	6,334,100
SOITEC(a)	46,093	2,181,165
Sopra Steria Group	21,681	3,374,567
SPIE SA	196,508	10,000,754
STMicroelectronics NV	914,352	22,452,722
Technip Energies NV	192,048	7,803,688
Teleperformance SE	73,945	5,280,306
Television Francaise 1 SA	110,482	1,010,749
Thales SA	125,528	35,794,659
TotalEnergies SE	2,738,445	170,974,870
Trigano SA	13,990	2,328,079
Ubisoft Entertainment SA(a)	153,018	1,366,142
Unibail-Rodamco-Westfield, New	165,123	17,074,249
Valeo SE	281,525	3,892,152
Vallourec SACA	221,377	4,127,480
Veolia Environnement SA	876,096	28,952,434
Vicat SACA	28,423	2,130,827
Vinci SA	661,220	88,415,858
Virbac SACA	7,114	2,908,933
Vivendi SE	895,202	3,224,491
VusionGroup	16,653	4,628,720
Wendel SE	31,414	2,948,529
Worldline SA(a)(b)(c)	330,775	896,768
		3,042,690,627
Germany — 5.2%
adidas AG	230,176	43,522,225
Aixtron SE	191,879	3,074,847
Allianz SE, Registered	516,420	207,519,038
Aroundtown SA(a)	1,152,514	4,118,471
Aumovio SE(a)	74,220	3,191,003
Aurubis AG(b)	40,786	5,317,955
Auto1 Group SE(a)	188,790	6,634,564
BASF SE	1,189,246	58,679,564
Bayer AG, Registered	1,341,764	41,734,882
Bayerische Motoren Werke AG	373,912	34,865,363
Bechtle AG	89,276	3,773,663
Befesa SA(c)	56,823	1,881,866
Beiersdorf AG	117,639	12,471,383
Bilfinger SE	56,194	6,062,912
Brenntag SE	138,592	7,697,223
CANCOM SE	55,485	1,578,347
Carl Zeiss Meditec AG, Bearer(b)	55,530	2,816,532
Ceconomy AG(a)	302,316	1,547,743
Commerzbank AG	1,079,653	39,367,264
Continental AG	148,559	11,351,672
Covestro AG, NVS(a)	239,876	16,755,481
CTS Eventim AG & Co. KGaA	87,822	7,868,092
Daimler Truck Holding AG	645,884	25,888,748
Delivery Hero SE, Class A(a)(c)	254,398	6,461,642
Deutsche Bank AG, Registered	2,524,654	90,383,039
Deutsche Boerse AG	256,229	64,887,422
Security	Shares	Value
Germany (continued)
Deutsche Lufthansa AG, Registered	734,111	$6,435,875
Deutsche Pfandbriefbank AG(b)(c)	278,237	1,463,401
Deutsche Post AG, Registered	1,279,635	58,794,557
Deutsche Telekom AG, Registered	4,698,032	145,522,343
Deutz AG	261,977	2,596,684
Duerr AG	80,878	1,886,449
E.ON SE	2,999,599	55,811,666
Eckert & Ziegler SE	110,437	2,158,250
Evonik Industries AG	249,468	4,180,594
Evotec SE(a)	252,070	2,052,833
Fielmann Group AG	53,202	2,905,551
flatexDEGIRO AG	181,362	6,879,415
Fraport AG Frankfurt Airport Services Worldwide(a)	54,545	4,675,309
Freenet AG	165,534	5,147,751
Fresenius Medical Care AG	298,421	16,021,401
Fresenius SE & Co. KGaA	589,918	33,945,624
GEA Group AG	207,070	14,811,224
Gerresheimer AG(b)	54,164	1,724,018
Grand City Properties SA(a)	115,602	1,471,993
Grenke AG	45,738	788,069
Hamborner REIT AG	249,923	1,496,251
Hannover Rueck SE	73,346	20,938,702
Heidelberg Materials AG	189,449	44,445,399
HelloFresh SE(a)(b)	218,609	1,772,170
Henkel AG & Co. KGaA	147,968	11,049,288
Hensoldt AG	88,070	9,388,053
Hugo Boss AG	82,440	3,657,447
Hypoport SE(a)	6,488	969,132
Infineon Technologies AG	1,767,903	70,173,190
IONOS Group SE(a)	94,847	3,368,604
Jenoptik AG	95,062	2,147,067
K+S AG, Registered	278,930	3,633,736
KION Group AG	96,541	6,859,665
Kloeckner & Co. SE(b)	66,511	425,293
Knorr-Bremse AG	95,453	8,881,708
Kontron AG(b)	99,869	2,610,428
Krones AG	23,124	3,358,725
Lanxess AG	121,078	2,883,295
LEG Immobilien SE	101,645	7,746,795
Mercedes-Benz Group AG	940,616	61,031,431
Merck KGaA	159,246	20,860,206
MTU Aero Engines AG	74,926	32,744,541
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	175,948	108,857,951
Nemetschek SE	85,231	9,848,486
Nordex SE(a)	198,376	5,858,187
Norma Group SE	46,416	753,165
Patrizia SE	92,727	776,488
Pfeiffer Vacuum Technology AG	12,814	2,304,129
ProSiebenSat.1 Media SE	175,342	1,068,174
Puma SE	132,645	2,820,417
QIAGEN NV	281,064	13,229,699
Rational AG	5,627	4,127,958
Redcare Pharmacy NV(a)(b)(c)	28,220	2,316,636
RENK Group AG	105,702	8,047,754
Rheinmetall AG	62,289	122,446,728
RWE AG	846,255	41,661,570
Salzgitter AG(b)	81,448	2,643,140
SAP SE	1,401,936	364,604,798
Scout24 SE(c)	108,198	12,512,694
SGL Carbon SE(a)	85,209	301,744

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Siemens AG, Registered	1,020,693	$289,261,540
Siemens Energy AG(a)	926,852	115,472,136
Siemens Healthineers AG(c)	443,419	24,853,608
Siltronic AG(b)	32,541	2,009,534
Sixt SE	31,626	2,780,170
SMA Solar Technology AG(a)(b)	41,187	1,235,256
Stabilus SE	40,078	1,006,143
Stroeer SE & Co. KGaA	48,484	2,121,373
Suedzucker AG(b)	110,921	1,223,338
SUESS MicroTec SE	34,227	1,099,895
Symrise AG, Class A	172,185	14,239,527
TAG Immobilien AG	293,951	4,879,855
Talanx AG(a)	87,152	10,612,612
TeamViewer SE(a)(c)	236,261	1,739,036
thyssenkrupp AG	696,942	7,303,492
Tkms AG& Co. KGaA(a)	34,847	3,283,603
TUI AG(a)	624,884	5,324,555
United Internet AG, Registered(e)	120,990	3,735,182
Verbio SE(b)	41,180	731,448
Vonovia SE	1,014,612	30,494,924
Vossloh AG(b)	29,571	2,696,963
Wacker Chemie AG(b)	26,385	2,080,994
Wacker Neuson SE	49,219	1,071,687
Zalando SE(a)(c)	306,706	8,594,691
		2,641,196,354
Greece — 0.2%
Alpha Bank SA	3,075,839	12,057,931
Autohellas Tourist and Trading SA	24,623	314,469
Eurobank Ergasias Services and Holdings SA	4,014,761	15,101,938
FF Group, NVS(a)(d)	16,274	—
Hellenic Telecommunications Organization SA	204,814	3,846,161
Jumbo SA	154,095	4,891,589
Motor Oil Hellas Corinth Refineries SA	157,975	4,734,122
National Bank of Greece SA	1,318,920	19,386,167
OPAP SA	298,309	6,172,034
Piraeus Financial Holdings SA	1,498,174	11,701,054
Public Power Corp. SA	288,169	5,004,676
Titan SA	52,889	2,368,117
		85,578,258
Hong Kong — 1.2%
AIA Group Ltd.	14,470,400	140,807,552
ASMPT Ltd.	427,100	4,495,563
Bank of East Asia Ltd. (The)	1,580,400	2,725,336
BOC Hong Kong Holdings Ltd.	5,292,000	26,003,395
Brightoil Petroleum Holdings Ltd.(d)	757,750	1
Cafe de Coral Holdings Ltd.(b)	794,000	641,695
CK Asset Holdings Ltd.	2,429,388	12,018,775
CK Infrastructure Holdings Ltd.	859,500	5,590,493
CLP Holdings Ltd.	2,271,000	19,370,187
Cowell e Holdings Inc.(a)	909,000	3,611,173
Dah Sing Banking Group Ltd.	743,600	1,052,618
Dah Sing Financial Holdings Ltd.	343,600	1,588,749
First Pacific Co. Ltd.	3,845,000	3,104,491
Futu Holdings Ltd., ADR	81,255	16,172,995
Galaxy Entertainment Group Ltd.	2,883,000	14,364,052
Guotai Junan International Holdings Ltd.(b)	6,711,000	3,291,282
Hang Lung Properties Ltd.	4,849,000	5,399,567
Hang Seng Bank Ltd.	1,060,000	20,664,642
Health and Happiness H&H International Holdings Ltd.	558,000	868,071
Henderson Land Development Co. Ltd.	2,010,941	7,073,990
Security	Shares	Value
Hong Kong (continued)
HKT Trust & HKT Ltd., Class SS	6,068,600	$8,861,198
Hong Kong & China Gas Co. Ltd.	16,030,566	14,918,876
Hong Kong Exchanges & Clearing Ltd.	1,518,500	82,762,632
Hongkong Land Holdings Ltd.	1,660,600	10,146,792
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,290,000	601,772
Hysan Development Co. Ltd.	1,064,000	2,204,348
Jardine Matheson Holdings Ltd.	213,800	12,553,176
Johnson Electric Holdings Ltd.(b)	712,250	3,342,089
JS Global Lifestyle Co. Ltd.(a)(c)	2,769,000	634,295
Kerry Logistics Network Ltd.	1,072,500	992,578
Kerry Properties Ltd.	1,434,500	3,615,609
Link REIT	3,673,780	19,131,632
Luk Fook Holdings International Ltd.(b)	611,000	1,953,504
Man Wah Holdings Ltd.	2,866,800	1,750,134
Melco International Development Ltd.(a)	1,837,500	1,103,898
Melco Resorts & Entertainment Ltd., ADR(a)(b)	312,725	2,564,345
MTR Corp. Ltd.	1,910,000	7,007,194
New World Development Co. Ltd.(a)	2,123,416	1,965,505
NWS Holdings Ltd.	2,883,000	3,115,236
Pacific Basin Shipping Ltd.(b)	9,205,000	3,048,673
PAX Global Technology Ltd.	1,371,000	940,401
PCCW Ltd.	6,261,000	4,472,667
Power Assets Holdings Ltd.	1,871,500	11,889,155
Sands China Ltd.	3,540,800	9,228,231
Sino Land Co. Ltd.	3,716,000	4,615,775
SITC International Holdings Co. Ltd.	1,619,000	5,962,999
SJM Holdings Ltd.(a)(b)	3,794,000	1,380,735
SmarTone Telecommunications Holdings Ltd.	913,500	567,811
Sun Hung Kai Properties Ltd.	2,021,000	24,593,113
Swire Pacific Ltd., Class A	552,500	4,563,274
Techtronic Industries Co. Ltd.	2,023,500	23,602,116
Vitasoy International Holdings Ltd.	1,234,000	1,206,883
VTech Holdings Ltd.	428,500	3,494,716
WH Group Ltd.(c)	10,872,500	10,458,438
Wharf Real Estate Investment Co. Ltd.	1,843,000	5,245,581
Wynn Macau Ltd.(b)	4,362,000	3,709,033
Xinyi Glass Holdings Ltd.	2,123,000	2,482,910
Yue Yuen Industrial Holdings Ltd.	1,193,000	2,187,927
Yuexiu REIT	3,430,448	401,478
		592,121,356
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	579,316	3,036,288
MOL Hungarian Oil & Gas PLC	463,503	4,077,348
OTP Bank Nyrt	304,618	29,077,436
Richter Gedeon Nyrt	190,769	5,876,456
		42,067,528
India — 5.1%
360 ONE WAM Ltd.	331,530	4,034,754
3M India Ltd.	5,617	1,868,899
Aarti Industries Ltd.	449,974	1,925,018
Aarti Pharmalabs Ltd.	86,518	830,263
ABB India Ltd.	74,033	4,351,429
Adani Enterprises Ltd.	228,162	6,369,769
Adani Ports & Special Economic Zone Ltd.	724,031	11,840,867
Adani Power Ltd.(a)	4,805,005	8,534,065
Aditya Birla Fashion and Retail Ltd.(a)	1,386,371	1,273,914
Aditya Birla Lifestyle Brands Ltd.(a)	886,470	1,333,176
Aditya Birla Real Estate Ltd.	118,773	2,510,244
Aegis Logistics Ltd.	268,820	2,271,454
Affle 3i Ltd.(a)	178,416	3,873,616

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
AIA Engineering Ltd.	87,847	$3,214,314
Ajanta Pharma Ltd.	87,643	2,433,923
Alkem Laboratories Ltd.	64,860	4,019,663
Amara Raja Energy & Mobility Ltd.	269,768	3,052,232
Amber Enterprises India Ltd.(a)	40,824	3,691,694
Ambuja Cements Ltd.	1,006,236	6,398,643
Angel One Ltd.	93,435	2,623,925
Apar Industries Ltd.	39,737	3,878,734
APL Apollo Tubes Ltd.	272,361	5,493,429
Apollo Hospitals Enterprise Ltd.	148,037	12,811,371
Apollo Tyres Ltd.	698,634	3,945,294
Ashok Leyland Ltd.	5,126,334	8,163,631
Asian Paints Ltd.	502,252	14,214,852
Aster DM Healthcare Ltd.(c)	406,811	3,105,875
Astral Ltd.	258,683	4,223,330
AU Small Finance Bank Ltd.(c)	479,682	4,739,424
Aurobindo Pharma Ltd.	427,745	5,487,047
Avenue Supermarts Ltd.(a)(c)	240,403	11,240,597
Axis Bank Ltd.	3,031,538	42,070,184
Bajaj Auto Ltd.	95,836	9,595,101
Bajaj Finance Ltd.	3,838,313	45,079,463
Bajaj Finserv Ltd.	576,883	13,558,512
Bajaj Holdings & Investment Ltd.	40,068	5,552,450
Balkrishna Industries Ltd.	144,393	3,704,551
Balrampur Chini Mills Ltd.	416,794	2,153,124
Bandhan Bank Ltd.(c)	1,303,884	2,295,635
Bank of Baroda	1,480,985	4,641,187
Bata India Ltd.	181,254	2,184,103
BEML Ltd., (Acquired 05/31/24, Cost: $2,225,593)(f)	42,862	2,121,110
Bharat Electronics Ltd.	5,251,414	25,181,664
Bharat Forge Ltd.	448,764	6,691,279
Bharat Heavy Electricals Ltd.	1,384,232	4,135,376
Bharat Petroleum Corp. Ltd.	2,199,249	8,822,733
Bharti Airtel Ltd.	3,495,803	80,949,452
Biocon Ltd.	896,821	3,758,943
Birlasoft Ltd.	455,893	1,906,795
Blue Star Ltd.	194,942	4,244,769
Bosch Ltd.	11,281	4,727,148
Brigade Enterprises Ltd.	242,289	2,830,858
Britannia Industries Ltd.	152,534	10,028,750
BSE Ltd.	270,669	7,561,314
Canara Bank	3,031,462	4,674,358
Carborundum Universal Ltd.	165,478	1,678,013
Castrol India Ltd.	508,601	1,116,094
Central Depository Services India Ltd.	227,255	4,061,886
CESC Ltd.	1,574,248	3,187,975
CG Power & Industrial Solutions Ltd.	991,869	8,223,685
Cholamandalam Financial Holdings Ltd.	161,257	3,473,755
Cholamandalam Investment and Finance Co. Ltd.	588,601	11,248,185
Cipla Ltd.	722,838	12,223,064
City Union Bank Ltd.	608,566	1,567,737
Coal India Ltd.	2,588,590	11,323,830
Coforge Ltd.	483,237	9,671,936
Cohance Lifesciences Ltd.(a)	191,767	1,626,773
Colgate-Palmolive India Ltd.	173,969	4,394,631
Computer Age Management Services Ltd.	86,550	3,838,507
Container Corp. of India Ltd.	575,410	3,533,267
Coromandel International Ltd.	190,429	4,553,653
CRISIL Ltd.	30,556	1,695,039
Crompton Greaves Consumer Electricals Ltd.	1,152,060	3,666,087
Security	Shares	Value
India (continued)
Cummins India Ltd.	211,042	$10,317,696
Cyient Ltd.	125,196	1,638,969
Dabur India Ltd.	832,392	4,569,721
Data Patterns India Ltd.(a)	57,696	1,780,531
Deepak Nitrite Ltd.	128,347	2,495,522
Delhivery Ltd.(a)	837,526	4,393,334
Divi's Laboratories Ltd.	166,722	12,657,337
Dixon Technologies India Ltd.	55,017	9,594,912
DLF Ltd.	1,003,387	8,541,624
Dr Lal PathLabs Ltd.(c)	85,707	3,026,983
Dr Reddy's Laboratories Ltd.	869,514	11,699,530
Edelweiss Financial Services Ltd.	1,135,047	1,450,910
Eicher Motors Ltd.	200,194	15,787,781
EIH Ltd.	420,967	1,845,747
Elgi Equipments Ltd.	354,156	1,983,670
Emami Ltd.	300,469	1,807,464
Embassy Developments Ltd.(a)	1,140,540	1,193,330
Embassy Office Parks REIT	1,140,357	5,509,737
Engineers India Ltd.	796,076	1,811,151
Eternal Ltd.(a)	3,784,612	13,506,974
Exide Industries Ltd.	865,651	3,722,150
FDC Ltd./India	156,621	813,000
Federal Bank Ltd.	3,082,464	8,208,090
Finolex Cables Ltd.	209,743	1,856,432
Firstsource Solutions Ltd.	725,681	2,891,958
Five-Star Business Finance Ltd.	362,732	2,665,891
Fortis Healthcare Ltd.	846,113	9,744,989
FSN E-Commerce Ventures Ltd.(a)	1,527,455	4,262,537
GAIL India Ltd.	3,688,098	7,587,587
GE Vernova T&D India Ltd.	181,454	6,208,636
GlaxoSmithKline Pharmaceuticals Ltd.	77,719	2,290,386
Glenmark Pharmaceuticals Ltd.	254,715	5,421,907
Global Health Ltd.	158,599	2,338,929
GMR Airports Infrastructure Ltd.(a)	4,304,977	4,549,704
Godrej Consumer Products Ltd.	556,051	7,003,156
Godrej Properties Ltd.(a)	217,753	5,606,721
Granules India Ltd.	432,169	2,755,053
Grasim Industries Ltd.	382,429	12,447,421
Great Eastern Shipping Co. Ltd. (The)	245,800	3,037,656
Gujarat Fluorochemicals Ltd.	49,474	2,086,025
Gujarat Gas Ltd.	318,012	1,458,597
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	262,635	1,488,722
Gujarat State Petronet Ltd.	423,779	1,476,870
Happiest Minds Technologies Ltd.	231,491	1,343,203
Havells India Ltd.	391,508	6,588,550
HBL Engineering Ltd.	282,192	3,191,059
HCL Technologies Ltd.	1,290,157	22,385,692
HDFC Asset Management Co. Ltd.(c)	127,610	7,729,648
HDFC Bank Ltd.	15,206,850	169,082,550
HDFC Life Insurance Co. Ltd.(c)	1,337,783	11,019,122
HEG Ltd.	177,780	1,182,840
Hero MotoCorp Ltd.	181,412	11,323,792
HFCL Ltd.	2,285,529	1,890,014
Hindalco Industries Ltd.	1,908,614	18,203,999
Hindustan Aeronautics Ltd.	281,864	14,848,294
Hindustan Copper Ltd.	598,748	2,292,027
Hindustan Petroleum Corp. Ltd.	1,423,691	7,616,571
Hindustan Unilever Ltd.	1,140,649	31,678,381
Hitachi Energy India Ltd.	17,752	3,552,113
Hyundai Motor India Ltd.	222,622	6,112,619
ICICI Bank Ltd.	7,065,908	107,067,128

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
ICICI Lombard General Insurance Co. Ltd.(c)	313,938	$7,048,338
ICICI Prudential Life Insurance Co. Ltd.(c)	421,682	2,806,306
IDFC First Bank Ltd.	6,074,037	5,592,777
IIFL Finance Ltd.(a)	435,506	2,620,164
IndiaMART Intermesh Ltd.(c)	75,666	2,097,510
Indian Energy Exchange Ltd.(c)	1,305,686	2,043,569
Indian Hotels Co. Ltd., Class A	1,298,487	10,842,410
Indian Oil Corp. Ltd.	3,777,694	7,049,637
Indian Railway Catering & Tourism Corp. Ltd.	611,583	4,949,094
Indraprastha Gas Ltd.	1,221,061	2,911,367
Indus Towers Ltd.(a)	1,746,304	7,156,213
IndusInd Bank Ltd.(a)	774,250	6,931,604
Info Edge India Ltd.	574,772	8,917,969
Infosys Ltd.	4,462,226	74,350,010
Inox Wind Ltd.(a)	2,021,696	3,531,128
Intellect Design Arena Ltd.	147,157	1,877,684
InterGlobe Aviation Ltd.(c)	276,134	17,495,476
Ipca Laboratories Ltd.	256,165	3,667,408
IRB Infrastructure Developers Ltd.	4,158,298	2,095,431
IRCON International Ltd.(c)	934,588	1,783,228
ITC Hotels Ltd.(a)	1,207,502	2,947,631
ITC Ltd.	4,107,443	19,442,696
Jaiprakash Power Ventures Ltd.(a)	7,943,038	1,610,775
JB Chemicals & Pharmaceuticals Ltd.	157,541	2,983,394
Jindal Saw Ltd.	516,477	1,019,310
Jindal Stainless Ltd.	631,186	5,355,969
Jindal Steel Ltd.	528,080	6,340,071
Jio Financial Services Ltd.	3,851,377	13,311,229
JK Cement Ltd.	72,090	5,043,545
JSW Energy Ltd.	635,829	3,775,608
JSW Steel Ltd.	868,107	11,787,942
Jubilant Foodworks Ltd.	484,590	3,261,619
Jubilant Pharmova Ltd.	164,384	2,037,839
Jupiter Wagons Ltd.	299,874	1,085,745
Kajaria Ceramics Ltd.	155,087	2,107,862
Kalpataru Projects International Ltd.	162,775	2,301,714
Kalyan Jewellers India Ltd.	670,833	3,847,589
Karur Vysya Bank Ltd. (The)	1,412,847	3,870,519
Kaynes Technology India Ltd.(a)	51,058	3,851,893
KEI Industries Ltd.	95,902	4,353,641
Kirloskar Oil Engines Ltd.	326,006	3,668,363
Kotak Mahindra Bank Ltd.	1,502,982	35,603,820
KPI Green Energy Ltd.(c)	249,670	1,504,109
KPIT Technologies Ltd.	313,192	4,113,325
Krishna Institute of Medical Sciences Ltd.(a)(c)	558,004	4,532,422
L&T Finance Ltd.	2,031,517	6,187,382
Larsen & Toubro Ltd.	934,788	42,415,478
Laurus Labs Ltd.(c)	651,748	6,999,996
LIC Housing Finance Ltd.	655,804	4,216,770
Lodha Developers Ltd.(c)	387,885	5,239,649
LTIMindtree Ltd.(c)	117,739	7,531,401
Lupin Ltd.	334,085	7,395,856
Mahanagar Gas Ltd.	127,422	1,830,778
Mahindra & Mahindra Financial Services Ltd.	1,129,878	4,012,592
Mahindra & Mahindra Ltd.	1,289,083	50,619,790
Manappuram Finance Ltd.	1,222,696	3,707,661
Mankind Pharma Ltd.	182,699	4,904,130
Marico Ltd.	779,762	6,320,904
Maruti Suzuki India Ltd.	171,352	31,205,864
Max Financial Services Ltd.(a)	384,191	6,687,184
Max Healthcare Institute Ltd.	1,140,871	14,751,304
Motherson Sumi Wiring India Ltd.	5,874,367	3,122,988
Security	Shares	Value
India (continued)
Motilal Oswal Financial Services Ltd.	295,096	$3,250,944
Mphasis Ltd.	155,133	4,821,986
MRF Ltd.	3,764	6,675,633
MTAR Technologies Ltd.(a)	66,212	1,900,291
Multi Commodity Exchange of India Ltd.	28,893	3,008,366
Muthoot Finance Ltd.	181,258	6,494,500
Natco Pharma Ltd.	219,501	2,025,133
National Aluminium Co. Ltd.	1,838,355	4,840,461
Navin Fluorine International Ltd.	61,989	3,972,646
NBCC India Ltd.	2,347,107	3,100,465
NCC Ltd./India	1,138,312	2,720,904
Nestle India Ltd.	920,745	13,196,585
NHPC Ltd., NVS	3,918,447	3,740,798
NLC India Ltd.	603,302	1,780,166
NMDC Ltd.	4,056,082	3,460,218
NMDC Steel Ltd.(a)	3,115,661	1,509,052
NTPC Ltd.	6,169,859	23,402,233
Nuvama Wealth Management Ltd.	38,002	3,036,627
Oberoi Realty Ltd.	246,771	4,940,599
Oil & Natural Gas Corp. Ltd.	4,374,422	12,588,478
Oil India Ltd.	830,219	4,053,919
Olectra Greentech Ltd.	165,167	2,878,976
One 97 Communications Ltd., NVS(a)	488,547	7,163,473
Onesource Specialty Pharma Ltd.(a)	110,926	2,314,339
Oracle Financial Services Software Ltd.	37,320	3,576,710
Page Industries Ltd.	8,227	3,816,340
PB Fintech Ltd.(a)	532,341	10,686,167
Persistent Systems Ltd., NVS	150,787	10,034,591
Petronet LNG Ltd.	1,125,002	3,562,269
PG Electroplast Ltd.	449,980	2,891,963
Phoenix Mills Ltd. (The)	260,952	4,945,801
PI Industries Ltd.	123,182	4,963,174
Pidilite Industries Ltd.	467,207	7,603,815
Piramal Finance Ltd, NVS(a)	202,096	2,559,346
Piramal Pharma Ltd.	1,279,409	2,874,503
PNB Housing Finance Ltd.(c)	330,125	3,455,651
Polycab India Ltd.	71,090	6,166,198
Poonawalla Fincorp Ltd.(a)	672,573	3,649,541
Power Finance Corp. Ltd.	2,137,159	9,704,000
Power Grid Corp. of India Ltd.	6,582,082	21,355,458
Praj Industries Ltd.	370,363	1,406,041
Prestige Estates Projects Ltd.	234,483	4,605,216
Procter & Gamble Health Ltd.	27,301	1,896,466
Punjab National Bank	2,837,822	3,925,931
PVR Inox Ltd.(a)	136,621	1,855,676
Radico Khaitan Ltd.	156,857	5,529,291
Rail Vikas Nigam Ltd.	1,034,018	3,823,907
Railtel Corp. of India Ltd.	393,529	1,630,274
Rajesh Exports Ltd.(a)	98,747	202,217
Ramco Cements Ltd. (The)	220,640	2,591,722
Ramkrishna Forgings Ltd.	219,499	1,342,138
Raymond Lifestyle Ltd.(a)	50,668	674,334
Raymond Ltd.(a)	358,621	2,317,104
Raymond Realty Ltd.(a)	87,611	609,923
RBL Bank Ltd.(c)	855,473	3,142,025
REC Ltd.	1,882,034	7,942,237
Redington Ltd.	1,260,633	3,599,399
Reliance Industries Ltd.	8,180,690	136,886,183
Reliance Power Ltd.(a)	5,021,637	2,622,625
Sammaan Capital Ltd.(a)	1,146,964	2,436,104
Samvardhana Motherson International Ltd.	7,003,425	8,305,971
SBI Cards & Payment Services Ltd.	437,704	4,332,356

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
SBI Life Insurance Co. Ltd.(c)	621,394	$13,671,958
Shree Cement Ltd.	13,698	4,365,033
Shriram Finance Ltd.	1,955,613	16,491,684
Siemens Ltd.	134,286	4,678,475
SJVN Ltd.	2,306,341	2,284,068
SKF India Industrial Ltd., NVS	38,913	1,187,231
SKF India Ltd.	38,913	937,614
Solar Industries India Ltd.	39,142	6,115,576
Sona Blw Precision Forgings Ltd.(c)	708,571	3,772,466
Sonata Software Ltd.	385,547	1,605,669
SRF Ltd.	178,118	5,879,116
Star Health & Allied Insurance Co. Ltd.(a)	409,477	2,280,529
State Bank of India	2,490,302	26,291,256
Sterling and Wilson Renewable(a)	306,456	757,481
Sterlite Technologies Ltd.(a)	425,039	561,585
Strides Pharma Science Ltd.	233,968	2,462,277
Sun Pharmaceutical Industries Ltd.	1,323,301	25,225,870
Sundaram Finance Ltd.	89,897	4,656,855
Sundram Fasteners Ltd.	137,301	1,468,565
Supreme Industries Ltd.	105,714	4,533,061
Suzlon Energy Ltd.(a)	13,437,419	8,973,158
Swan Corp. Ltd.	244,102	1,288,938
Swiggy Ltd.(a)	1,165,000	5,373,856
Symphony Ltd.	52,185	549,531
Syngene International Ltd.(c)	376,277	2,755,384
Tanla Platforms Ltd.	162,244	1,114,923
Tata Chemicals Ltd.	280,970	2,817,861
Tata Communications Ltd.	185,818	3,924,075
Tata Consultancy Services Ltd.	1,202,831	41,397,483
Tata Consumer Products Ltd.	881,812	11,568,109
Tata Elxsi Ltd.	50,030	3,072,900
Tata Motors Ltd. /new, NVS(a)	2,774,165	8,148,624
Tata Motors Passenger Vehicles Limited	2,774,165	12,804,247
Tata Power Co. Ltd. (The)	2,255,202	10,278,471
Tata Steel Ltd.	10,636,038	21,889,134
Tata Teleservices Maharashtra Ltd.(a)	1,367,335	840,971
Tech Mahindra Ltd.	753,965	12,085,135
Tejas Networks Ltd.(c)	160,280	961,679
Thermax Ltd.	67,994	2,464,752
Timken India Ltd.	66,569	2,356,237
Titagarh Rail System Ltd.	307,581	3,061,496
Titan Co. Ltd.	500,968	21,139,764
Torrent Pharmaceuticals Ltd.	179,595	7,202,355
Torrent Power Ltd.	219,150	3,246,796
Trent Ltd.	265,221	14,009,575
Triveni Turbine Ltd.	300,727	1,811,129
Tube Investments of India Ltd.	152,776	5,197,086
TVS Motor Co. Ltd.	365,616	14,439,912
UltraTech Cement Ltd.	163,688	22,011,195
Union Bank of India Ltd.	3,375,996	5,652,509
United Spirits Ltd.	462,014	7,449,786
UNO Minda Ltd.	303,711	4,227,588
UPL Ltd.	740,222	6,003,371
Varun Beverages Ltd.	1,891,638	9,996,153
Vedanta Ltd.	1,923,667	10,679,313
VIP Industries Ltd.(a)	161,141	737,165
Vishal Mega Mart Ltd.(a)	2,024,488	3,295,351
Vodafone Idea Ltd.(a)	40,717,420	4,005,180
Voltas Ltd.	323,641	5,039,916
WAAREE Energies Ltd.	115,234	4,444,963
Waaree Renewable Technologies Ltd.	69,633	972,553
Wipro Ltd.	3,677,402	9,959,091
Security	Shares	Value
India (continued)
Wockhardt Ltd.(a)	152,600	$2,202,060
Yes Bank Ltd.(a)	19,569,275	5,013,250
Zee Entertainment Enterprises Ltd.	1,223,420	1,384,852
Zydus Lifesciences Ltd.	366,824	4,029,805
		2,610,130,554
Indonesia — 0.4%
AKR Corporindo Tbk PT	11,354,500	833,451
Alamtri Resources Indonesia Tbk PT	21,135,900	2,392,720
Amman Mineral Internasional PT(a)	19,386,200	8,269,206
Aneka Tambang Tbk	18,463,600	3,434,371
Astra International Tbk PT	26,829,400	9,920,527
Bank Central Asia Tbk PT	77,820,000	39,843,187
Bank Mandiri Persero Tbk PT	50,505,500	14,308,891
Bank Negara Indonesia Persero Tbk PT	18,237,600	4,793,466
Bank Rakyat Indonesia Persero Tbk PT	94,347,113	22,569,741
Bank Tabungan Negara Persero Tbk PT	8,639,493	635,276
Barito Pacific Tbk PT(a)	41,394,936	8,578,859
Bukalapak.com PT Tbk(a)	114,270,000	1,154,397
Bukit Asam Tbk PT	8,925,400	1,287,266
Bumi Resources Minerals Tbk PT(a)	133,932,007	7,399,360
Bumi Serpong Damai Tbk PT(a)	14,351,700	843,753
Chandra Asri Pacific Tbk PT	10,845,200	4,530,616
Charoen Pokphand Indonesia Tbk PT	10,686,400	2,998,933
Ciputra Development Tbk PT	22,276,996	1,183,391
Dian Swastatika Sentosa Tbk PT(a)	1,282,900	6,524,430
ESSA Industries Indonesia Tbk PT	16,798,900	620,893
GoTo Gojek Tokopedia Tbk PT(a)	1,271,306,000	4,567,129
Hanson International Tbk PT, NVS(a)(d)	63,791,600	—
Indah Kiat Pulp & Paper Tbk PT	5,064,200	2,264,884
Indo Tambangraya Megah Tbk PT	492,100	694,946
Indocement Tunggal Prakarsa Tbk PT	2,503,000	939,585
Indofood CBP Sukses Makmur Tbk PT	3,885,800	2,030,746
Indofood Sukses Makmur Tbk PT	6,133,600	2,729,544
Japfa Comfeed Indonesia Tbk PT	8,792,700	1,325,217
Jasa Marga Persero Tbk PT	3,589,038	770,261
Kalbe Farma Tbk PT	31,309,500	2,401,490
Medco Energi Internasional Tbk PT	17,736,320	1,419,286
Merdeka Copper Gold Tbk PT(a)	22,041,176	3,225,163
Mitra Adiperkasa Tbk PT	23,301,000	1,804,878
Pabrik Kertas Tjiwi Kimia Tbk PT	2,489,000	1,042,200
Pakuwon Jati Tbk PT	15,719,500	347,375
Perusahaan Gas Negara Tbk PT	18,300,000	1,913,381
Pool Advista Indonesia Tbk PT(a)(d)	1,914,800	—
Sarana Menara Nusantara Tbk PT	48,354,900	1,584,692
Semen Indonesia Persero Tbk PT	6,390,621	1,058,743
Sumber Alfaria Trijaya Tbk PT	25,833,000	3,119,385
Telkom Indonesia Persero Tbk PT	70,792,400	13,693,702
Trada Alam Minera Tbk PT(a)(d)	39,223,500	—
United Tractors Tbk PT	2,436,000	3,938,714
Waskita Karya Persero Tbk PT(a)(d)	19,926,317	108,918
XLSMART Telecom Sejahtera Tbk. PT	9,774,300	1,534,030
		194,637,003
Ireland — 0.3%
AIB Group PLC	2,612,936	24,081,670
Bank of Ireland Group PLC	1,339,768	21,935,981
COSMO Pharmaceuticals NV	20,644	1,737,392
Dalata Hotel Group PLC	284,354	2,110,778
Glanbia PLC	295,708	5,005,137
Kerry Group PLC, Class A	207,622	18,939,852
Kingspan Group PLC	211,559	15,841,174

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ireland (continued)
Ryanair Holdings PLC	1,133,679	$34,322,825
		123,974,809
Israel — 0.9%
Airport City Ltd.(a)	150,435	2,973,530
Alony Hetz Properties & Investments Ltd.	319,040	3,911,576
Amot Investments Ltd.	641,184	5,062,112
Azrieli Group Ltd.	64,334	6,787,370
Bank Hapoalim BM	1,681,639	34,108,109
Bank Leumi Le-Israel BM	2,018,008	40,957,426
Bezeq The Israeli Telecommunication Corp. Ltd.	3,503,853	7,176,941
Big Shopping Centers Ltd.	32,895	7,358,893
Camtek Ltd./Israel(a)	50,874	6,357,674
Cellebrite DI Ltd.(a)(b)	231,540	3,950,072
Check Point Software Technologies Ltd.(a)(b)	118,880	23,262,438
Clal Insurance Enterprises Holdings Ltd.	146,454	8,143,604
CyberArk Software Ltd.(a)	70,043	36,476,994
Danel Adir Yeoshua Ltd.	14,194	1,964,152
Delek Group Ltd.	23,431	6,160,405
Elbit Systems Ltd.	41,591	19,700,763
Enlight Renewable Energy Ltd.(a)	255,097	8,867,088
Fattal Holdings 1998 Ltd.(a)	18,988	3,446,436
First International Bank Of Israel Ltd. (The)	105,462	7,585,037
Fiverr International Ltd.(a)(b)	74,623	1,689,465
G City Ltd.	312,209	1,063,301
Global-e Online Ltd.(a)	172,622	6,288,620
Harel Insurance Investments & Financial Services Ltd.	232,272	8,095,428
ICL Group Ltd.	1,062,707	6,961,250
Inmode Ltd.(a)	188,068	2,777,764
Isracard Ltd.	687,021	2,931,130
Israel Corp Ltd.	7,840	2,775,776
Israel Discount Bank Ltd., Class A	1,620,668	16,196,604
Ituran Location and Control Ltd.	49,605	1,910,289
Kenon Holdings Ltd.	66,196	3,447,944
Kornit Digital Ltd.(a)	84,191	1,136,579
Melisron Ltd.	51,840	6,747,757
Mivne Real Estate KD Ltd.	1,453,281	6,416,604
Mizrahi Tefahot Bank Ltd.	244,121	15,872,150
Monday.com Ltd.(a)(b)	58,588	12,024,601
Next Vision Stabilized Systems Ltd.	117,065	5,139,604
Nice Ltd.(a)	84,798	11,567,118
Nova Ltd.(a)	41,630	14,460,612
Oddity Tech Ltd., Class A(a)(b)	73,749	3,337,142
Oil Refineries Ltd.	7,297,953	2,132,195
Paz Retail & Energy Ltd.	23,858	5,103,355
Phoenix Financial Ltd.	373,891	14,393,689
Radware Ltd.(a)	85,610	2,194,184
Reit 1 Ltd.	458,644	3,758,093
Shapir Engineering and Industry Ltd.	336,933	3,013,217
Shikun & Binui Ltd.(a)	753,214	4,195,616
Shufersal Ltd.	470,377	5,845,829
Strauss Group Ltd.	166,111	4,677,630
Teva Pharmaceutical Industries Ltd., ADR(a)	1,598,099	32,729,068
Tower Semiconductor Ltd.(a)	149,462	12,353,723
Wix.com Ltd.(a)(b)	80,162	11,666,778
ZIM Integrated Shipping Services Ltd.(b)	170,260	2,618,599
		469,772,334
Italy — 2.0%
A2A SpA	1,931,973	5,629,036
ACEA SpA	78,164	1,893,812
AMCO - Asset Management Co. SpA, NVS(a)(d)	261	—
Security	Shares	Value
Italy (continued)
Amplifon SpA	179,942	$3,075,165
Azimut Holding SpA	145,647	5,700,153
Banca Generali SpA	90,662	5,134,730
Banca IFIS SpA	58,454	1,510,199
Banca Mediolanum SpA	297,332	5,977,700
Banca Monte dei Paschi di Siena SpA	2,970,486	26,052,601
Banca Popolare di Sondrio SpA	291,957	4,895,838
Banco BPM SpA	1,672,003	24,360,152
BFF Bank SpA(a)(c)	249,927	3,016,750
Bio On SpA(a)(b)(d)	4,387	—
BPER Banca SpA	2,081,528	24,940,648
Brembo NV	253,294	2,731,869
Brunello Cucinelli SpA	45,025	4,563,208
Buzzi SpA	119,870	7,221,350
CIR SpA-Compagnie Industriali(a)	2,046,880	1,632,991
Credito Emiliano SpA	245,894	3,892,840
Danieli & C Officine Meccaniche SpA	41,659	2,251,087
Davide Campari-Milano NV(b)	834,901	5,812,473
De' Longhi SpA	109,510	3,997,116
DiaSorin SpA	30,946	2,740,982
Enav SpA(c)	356,549	1,863,012
Enel SpA	10,704,136	108,280,441
Eni SpA	2,665,019	49,141,546
ERG SpA	108,557	2,800,349
Ferrari NV	168,435	67,451,552
Fincantieri SpA(a)	126,988	3,267,189
FinecoBank Banca Fineco SpA	830,557	19,003,265
Generali	1,156,001	44,501,284
GVS SpA(a)(b)(c)	139,074	690,365
Hera SpA	1,046,498	4,696,876
Infrastrutture Wireless Italiane SpA(c)	303,148	3,331,098
Interpump Group SpA	115,805	5,976,734
Intesa Sanpaolo SpA	19,448,463	125,351,938
Iren SpA	1,131,188	3,337,855
Italgas SpA	764,141	8,018,076
Iveco Group NV	260,715	5,541,003
Juventus Football Club SpA, NVS(a)(b)	283,454	896,529
Leonardo SpA	541,948	31,885,337
Lottomatica Group SpA	385,929	9,516,294
Maire SpA	258,921	3,931,206
MARR SpA(b)	49,866	529,067
MFE-MediaForEurope NV, Class A	477,266	1,689,882
MFE-MediaForEurope NV, Class B(b)	91,722	427,740
Moncler SpA	322,884	19,369,601
Nexi SpA(c)	713,886	3,764,046
Piaggio & C SpA	539,740	1,228,781
Pirelli & C SpA(c)	415,090	2,913,950
Poste Italiane SpA(c)	643,926	15,524,990
Prysmian SpA	375,995	39,202,636
Recordati Industria Chimica e Farmaceutica SpA	154,027	9,167,957
Reply SpA	22,537	3,162,953
Saipem SpA	1,746,236	4,552,340
Salvatore Ferragamo SpA(a)(b)	96,901	781,269
Snam SpA	2,674,322	16,494,188
SOL SpA	54,304	3,179,750
Stellantis NV	2,481,471	25,236,179
Tamburi Investment Partners SpA	205,185	2,071,052
Technogym SpA(c)	187,131	3,389,514
Telecom Italia SpA/Milano(a)	15,480,252	9,127,818
Tenaris SA, NVS	472,270	9,386,301
Terna - Rete Elettrica Nazionale	1,790,089	18,355,703
UniCredit SpA	1,885,869	139,642,243

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Unipol Assicurazioni SpA	508,166	$11,125,442
Webuild SpA	961,932	3,887,455
		990,723,506
Japan — 15.0%
& ST HD Co. Ltd.	64,600	1,090,077
77 Bank Ltd. (The)	118,000	5,057,745
ABC-Mart Inc.	194,200	3,326,993
Activia Properties Inc.	3,652	3,341,465
ADEKA Corp.	142,100	3,219,671
Advance Residence Investment Corp.	2,985	3,230,796
Advantest Corp.	1,028,300	153,983,601
Aeon Co. Ltd.	3,014,415	47,678,101
AEON Financial Service Co. Ltd.	135,500	1,325,355
AEON REIT Investment Corp.	3,424	2,898,848
AGC Inc.	221,000	6,904,708
Ai Holdings Corp.	97,800	1,698,846
Aica Kogyo Co. Ltd.	104,300	2,456,183
Aiful Corp.	737,500	2,168,819
Ain Holdings Inc.	44,300	1,856,134
Air Water Inc.	168,500	2,353,136
Aisin Corp.	611,400	10,986,977
Ajinomoto Co. Inc.	1,221,700	34,650,222
Alfresa Holdings Corp.	211,000	2,981,086
Alps Alpine Co. Ltd.	260,500	3,281,232
ALSOK Co. Ltd.	327,600	2,239,097
Amada Co. Ltd.	351,900	4,196,278
Amano Corp.	107,700	2,857,467
ANA Holdings Inc.	214,600	4,022,074
Anritsu Corp.	196,300	2,902,795
Aozora Bank Ltd.	172,800	2,474,163
Appier Group Inc.	177,700	1,491,629
Arcs Co. Ltd.	60,800	1,235,552
ARE Holdings Inc.	214,700	3,409,160
Ariake Japan Co. Ltd.	43,400	1,522,942
Artience Co. Ltd.	104,500	2,129,822
As One Corp.	99,000	1,616,065
Asahi Group Holdings Ltd.	1,918,500	20,684,922
Asahi Intecc Co. Ltd.	266,800	4,230,730
Asahi Kasei Corp.	1,424,600	10,915,453
Asics Corp.	963,000	24,521,992
ASKUL Corp.	65,700	597,369
Astellas Pharma Inc.	2,348,500	24,583,222
Atom Corp.(a)(b)	284,800	1,001,252
Autobacs Seven Co. Ltd.	198,800	1,986,217
Awa Bank Ltd. (The)	59,100	1,396,262
Azbil Corp.	527,200	5,196,813
Bandai Namco Holdings Inc.	808,600	25,165,563
BayCurrent Inc.	192,200	8,815,061
Bic Camera Inc.	173,600	1,749,962
BIPROGY Inc.	83,900	3,388,839
Blue Zones Holdings Co. Ltd.	38,400	1,954,306
BML Inc.	59,200	1,402,448
Bridgestone Corp.	756,100	33,007,638
Brother Industries Ltd.	286,000	4,867,926
Calbee Inc.	127,800	2,378,452
Canon Electronics Inc.	57,400	1,004,123
Canon Inc.	1,132,800	32,531,547
Canon Marketing Japan Inc.	95,200	3,964,201
Capcom Co. Ltd.	452,500	11,816,179
Casio Computer Co. Ltd.	387,600	3,038,624
CCI Group, Inc.	342,000	1,461,868
Central Glass Co. Ltd.	57,900	1,207,967
Security	Shares	Value
Japan (continued)
Central Japan Railway Co.	976,100	$23,896,600
Change Holdings Inc.	131,700	965,311
Chiba Bank Ltd. (The)	618,300	6,033,206
Chiyoda Corp.(a)	286,000	756,931
Chubu Electric Power Co. Inc.	916,200	12,740,453
Chugai Pharmaceutical Co. Ltd.	901,300	41,250,454
Chugin Financial Group Inc., NVS	204,500	2,851,731
Chugoku Electric Power Co. Inc. (The)	414,000	2,303,206
Citizen Watch Co. Ltd.	366,300	2,542,003
Coca-Cola Bottlers Japan Holdings Inc.	172,675	2,763,315
Colowide Co. Ltd.(b)	217,800	2,362,662
Comforia Residential REIT Inc.(b)	1,596	3,365,778
COMSYS Holdings Corp.	101,700	2,564,617
Cosmo Energy Holdings Co. Ltd.	125,800	2,872,691
Cosmos Pharmaceutical Corp.	57,000	2,550,259
Create Restaurants Holdings Inc.	746,200	3,557,557
Create SD Holdings Co. Ltd.	74,900	1,552,254
Credit Saison Co. Ltd.	153,900	3,749,080
CyberAgent Inc.	562,300	5,605,152
Dai Nippon Printing Co. Ltd.	478,800	7,991,351
Daicel Corp.	271,700	2,337,733
Daido Steel Co. Ltd.	278,000	2,630,406
Daifuku Co. Ltd.	416,300	13,270,305
Dai-ichi Life Holdings Inc.	4,721,100	33,137,375
Daiichi Sankyo Co. Ltd.	2,289,000	54,679,897
Daiichikosho Co. Ltd.	109,400	1,118,551
Daikin Industries Ltd.	348,600	40,500,353
Daio Paper Corp.	115,500	608,768
Daiseki Co. Ltd.	85,360	1,795,425
Daishi Hokuetsu Financial Group Inc.	414,300	3,995,537
Daito Trust Construction Co. Ltd.	302,500	5,655,557
Daiwa House Industry Co. Ltd.	722,700	24,519,800
Daiwa House REIT Investment Corp.	4,220	3,636,580
Daiwa Office Investment Corp.	1,306	3,194,874
Daiwa Securities Group Inc.	1,563,100	12,029,542
Daiwa Securities Living Investments Corp.	4,027	2,885,050
Daiwabo Holdings Co. Ltd.	136,600	2,551,690
DCM Holdings Co. Ltd.	189,700	1,758,988
DeNA Co. Ltd.	137,000	2,401,954
Denka Co. Ltd.	126,600	1,837,393
Denso Corp.	2,284,700	31,921,328
Dentsu Group Inc.	216,500	4,287,749
Dexerials Corp.	253,800	4,093,770
DIC Corp.	118,600	2,790,425
Digital Arts Inc.	27,800	1,360,058
Digital Garage Inc.	53,500	1,142,806
Dip Corp.	76,400	1,048,562
Disco Corp.	123,400	40,979,035
DMG Mori Co. Ltd.	177,300	2,749,824
Doutor Nichires Holdings Co. Ltd.	82,400	1,285,405
Dowa Holdings Co. Ltd.	76,200	2,762,953
Duskin Co. Ltd.	72,100	1,738,254
DyDo Group Holdings Inc.(b)	54,900	864,522
Earth Corp.	39,700	1,297,037
East Japan Railway Co.	1,267,300	30,953,792
Ebara Corp.	593,900	15,837,721
EDION Corp.	148,500	1,953,435
Eisai Co. Ltd.	322,200	9,569,527
Eizo Corp.	87,000	1,234,971
Electric Power Development Co. Ltd.	119,100	2,263,583
en, Inc.	45,900	462,993
ENEOS Holdings Inc.	3,582,200	22,599,072

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Exedy Corp.	83,600	$2,808,959
EXEO Group Inc.	252,800	3,646,073
Ezaki Glico Co. Ltd.	107,500	3,435,312
FANUC Corp.	1,249,300	41,690,916
Fast Retailing Co. Ltd.	254,200	93,321,838
FCC Co. Ltd.	70,500	1,424,102
Ferrotec Corp.	152,200	4,989,233
Financial Products Group Co. Ltd.	157,900	2,188,888
Food & Life Companies Ltd.	162,400	7,920,797
FP Corp.	72,400	1,176,515
Freee KK(a)(b)	87,400	1,951,027
Frontier Real Estate Investment Corp.	3,980	2,337,760
Fuji Co. Ltd./Ehime(b)	73,700	941,228
Fuji Corp./Aichi	110,200	2,138,628
Fuji Electric Co. Ltd.	172,700	12,334,469
Fuji Oil Co. Ltd.	78,000	1,613,357
Fuji Seal International Inc.	78,000	1,371,440
FUJIFILM Holdings Corp.	1,463,000	33,907,489
Fujikura Ltd.	344,000	46,843,864
Fujitec Co. Ltd.	104,800	3,845,387
Fujitsu Ltd.	2,365,800	61,653,782
Fukuoka Financial Group Inc.	191,400	5,562,153
Fukuoka REIT Corp.	1,596	1,957,278
Fukuyama Transporting Co. Ltd.	33,400	829,641
Funai Soken Holdings Inc.	109,000	1,717,145
Furukawa Electric Co. Ltd.	91,400	6,469,809
Fuyo General Lease Co. Ltd.	79,200	2,070,649
Global One Real Estate Investment Corp.	3,550	3,264,005
Glory Ltd.	102,400	2,446,785
GLP J-REIT	4,798	4,349,365
GMO internet group Inc.	165,300	3,702,264
GMO Payment Gateway Inc.	63,900	3,485,765
GNI Group Ltd.(a)	80,100	1,262,763
Goldwin Inc.	96,000	1,585,717
Gree Inc.	177,000	462,349
GS Yuasa Corp.	177,000	4,942,646
GungHo Online Entertainment Inc.	81,710	1,381,779
Gunma Bank Ltd. (The)	531,500	5,524,744
Gunze Ltd.	91,100	2,244,040
H.U. Group Holdings Inc.	133,700	3,262,327
H2O Retailing Corp.	166,800	2,256,673
Hachijuni Bank Ltd. (The)	508,300	5,120,179
Hakuhodo DY Holdings Inc.	289,400	2,094,780
Hamamatsu Photonics KK	345,700	3,869,495
Hankyu Hanshin Holdings Inc.	288,800	7,755,426
Hankyu Hanshin REIT Inc.	1,711	1,967,936
Hanwa Co. Ltd.	42,400	1,768,526
Harmonic Drive Systems Inc.	95,100	1,750,980
Haseko Corp.	290,300	4,688,050
Hazama Ando Corp.	393,800	4,406,471
Heiwa Corp.	118,200	1,536,525
Heiwa Real Estate Co. Ltd.	122,800	1,797,252
Heiwa Real Estate REIT Inc.	2,416	2,419,046
Hikari Tsushin Inc.	21,500	5,695,055
Hino Motors Ltd.(a)	466,400	1,059,513
Hirogin Holdings Inc.	474,300	4,431,307
Hirose Electric Co. Ltd.	27,405	3,671,371
HIS Co. Ltd.	103,100	875,245
Hisamitsu Pharmaceutical Co. Inc.	88,900	2,310,838
Hitachi Construction Machinery Co. Ltd.	117,700	3,830,777
Hitachi Ltd.	6,167,800	210,685,754
Hogy Medical Co. Ltd.	55,200	1,916,294
Security	Shares	Value
Japan (continued)
Hokkaido Electric Power Co. Inc.(b)	310,300	$2,159,509
Hokuetsu Corp.(b)	170,100	902,094
Hokuhoku Financial Group Inc.	208,800	5,115,111
Hokuriku Electric Power Co.	256,700	1,427,629
Honda Motor Co. Ltd.	5,290,400	53,471,359
Horiba Ltd.	44,900	4,171,574
Hoshino Resorts REIT Inc.	1,234	2,062,093
Hoshizaki Corp.	133,800	4,707,781
House Foods Group Inc.	98,200	1,840,182
Hoya Corp.	455,000	73,906,564
Hulic Co. Ltd.	477,500	4,933,223
Hulic REIT Inc.	2,602	2,896,042
Hyakugo Bank Ltd. (The)	654,400	4,058,356
Ibiden Co. Ltd.	161,700	15,219,939
Ichigo Inc.	403,400	983,415
Ichigo Office REIT Investment Corp.	3,108	1,914,236
Idemitsu Kosan Co. Ltd.	934,775	6,500,192
IHI Corp.	1,400,000	28,985,727
Iida Group Holdings Co. Ltd.	173,200	2,652,274
Inaba Denki Sangyo Co. Ltd.	117,700	3,465,914
Industrial & Infrastructure Fund Investment Corp.	5,909	5,490,071
Infomart Corp.	351,300	745,452
Infroneer Holdings Inc.	278,576	2,984,420
Inpex Corp.	1,182,400	21,817,788
Insource Co. Ltd.	139,800	790,365
Internet Initiative Japan Inc.	180,200	3,251,258
Invincible Investment Corp.	11,167	4,989,343
Isetan Mitsukoshi Holdings Ltd.	424,000	6,654,293
Isuzu Motors Ltd.	638,600	7,835,802
Ito En Ltd.	82,900	1,708,652
ITOCHU Corp.	1,579,200	91,472,400
Itoham Yonekyu Holdings Inc.	64,200	2,295,609
Iwatani Corp.	289,800	3,017,035
Iyogin Holdings Inc., NVS	329,000	5,140,915
Izumi Co. Ltd.	65,600	1,222,886
J Front Retailing Co. Ltd.	298,600	4,491,140
Jaccs Co. Ltd.	62,100	1,624,243
JAFCO Group Co. Ltd.	102,700	1,605,197
Japan Airlines Co. Ltd.	162,400	2,925,700
Japan Airport Terminal Co. Ltd.	99,900	3,104,035
Japan Aviation Electronics Industry Ltd.	73,100	1,091,737
Japan Elevator Service Holdings Co. Ltd.(b)	311,600	3,668,196
Japan Excellent Inc.	2,042	1,949,116
Japan Exchange Group Inc.	1,238,200	13,807,369
Japan Hotel REIT Investment Corp.	7,518	4,379,565
Japan Lifeline Co. Ltd.	133,300	1,265,290
Japan Logistics Fund Inc.	5,286	3,422,599
Japan Material Co. Ltd.	142,800	1,784,143
Japan Metropolitan Fund Invest	8,679	6,713,831
Japan Petroleum Exploration Co. Ltd.	239,000	1,997,446
Japan Post Bank Co. Ltd.	2,248,000	25,189,016
Japan Post Holdings Co. Ltd.	2,395,500	22,448,351
Japan Post Insurance Co. Ltd.	201,800	5,219,014
Japan Prime Realty Investment Corp.	6,289	4,278,169
Japan Real Estate Investment Corp.	7,144	5,892,176
Japan Securities Finance Co. Ltd.	224,600	2,579,203
Japan Steel Works Ltd. (The)	98,300	6,437,979
Japan Tobacco Inc.	1,605,300	55,917,227
Jeol Ltd.	62,500	2,100,448
JFE Holdings Inc.	772,100	8,848,432
JGC Holdings Corp.	398,200	4,027,585
JINS Holdings Inc.	42,600	2,150,594

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
JMDC Inc.	54,000	$1,711,368
JTEKT Corp.	418,300	4,184,691
Juroku Financial Group Inc.	57,400	2,090,513
Justsystems Corp.	56,900	1,837,741
JVCKenwood Corp.	295,200	2,365,224
JX Advanced Metals Corp.	740,800	9,843,976
Kadokawa Corp.	130,136	2,921,703
Kagome Co. Ltd.	202,600	3,500,262
Kajima Corp.	569,800	18,369,082
Kakaku.com Inc.	215,400	3,829,275
Kaken Pharmaceutical Co. Ltd.	65,000	1,546,053
Kamigumi Co. Ltd.	165,800	4,977,020
Kanadevia Corp.	339,400	2,514,844
Kanamoto Co. Ltd.	75,100	1,749,090
Kandenko Co. Ltd.	213,100	6,512,796
Kaneka Corp.	65,700	1,812,635
Kanematsu Corp.	161,000	3,259,580
Kansai Electric Power Co. Inc. (The)	1,243,400	19,397,227
Kansai Paint Co. Ltd.	272,600	4,375,340
Kao Corp.	610,000	25,814,973
Kasumigaseki Capital Co. Ltd.	39,600	2,158,815
Katitas Co. Ltd.	76,000	1,235,534
Kawasaki Heavy Industries Ltd.	207,900	16,647,924
Kawasaki Kisen Kaisha Ltd.	444,000	6,361,432
KDDI Corp.	4,157,100	66,265,624
KDX Realty Investment Corp.	6,446	7,136,724
Keihan Holdings Co. Ltd.	139,000	2,816,051
Keikyu Corp.	423,300	3,949,030
Keio Corp.	117,600	2,789,188
Keisei Electric Railway Co. Ltd.	461,600	3,684,259
Keiyo Bank Ltd. (The)	226,400	1,910,053
Kewpie Corp.	158,200	4,385,377
Keyence Corp.	261,000	96,866,105
KH Neochem Co. Ltd.	90,800	1,623,770
Kikkoman Corp.	807,700	6,431,742
Kinden Corp.	138,300	5,539,902
Kintetsu Group Holdings Co. Ltd.	189,100	3,588,553
Kirin Holdings Co. Ltd.	941,400	13,238,644
Kissei Pharmaceutical Co. Ltd.	80,500	2,102,183
Kiyo Bank Ltd. (The)	88,300	1,719,792
Kobayashi Pharmaceutical Co. Ltd.	83,400	2,773,057
Kobe Bussan Co. Ltd.	194,500	4,513,198
Kobe Steel Ltd.	479,100	5,638,703
Koei Tecmo Holdings Co. Ltd.	187,560	2,524,545
Koito Manufacturing Co. Ltd.	186,100	2,771,068
Kokusai Electric Corp., NVS	238,100	8,700,515
Kokuyo Co. Ltd.	678,200	3,891,784
Komatsu Ltd.	1,233,300	41,255,054
KOMEDA Holdings Co. Ltd.	137,400	2,588,659
Komeri Co. Ltd.	77,400	1,610,266
Konami Group Corp.	136,400	22,715,398
Konica Minolta Inc.	625,900	2,149,305
Kose Corp.	48,100	1,842,735
Koshidaka Holdings Co. Ltd.(b)	146,500	1,120,675
Kotobuki Spirits Co. Ltd.	188,000	2,253,960
Kraftia Corp.	74,200	3,925,023
K's Holdings Corp.	226,100	2,241,393
Kubota Corp.	1,312,400	16,991,852
Kumagai Gumi Co. Ltd.	374,000	3,395,767
Kumiai Chemical Industry Co. Ltd.	189,800	839,650
Kura Sushi Inc.	56,800	1,223,497
Kuraray Co. Ltd.	322,900	3,499,123
Security	Shares	Value
Japan (continued)
Kureha Corp.	111,900	$2,675,077
Kurita Water Industries Ltd.	118,200	4,477,886
Kusuri no Aoki Holdings Co. Ltd.	122,000	3,091,336
KYB Corp.	138,200	3,504,600
Kyocera Corp.	1,655,400	21,966,160
Kyorin Pharmaceutical Co. Ltd.	115,000	1,048,253
Kyoritsu Maintenance Co. Ltd.	157,400	3,063,297
Kyoto Financial Group Inc.	287,300	5,820,228
Kyowa Kirin Co. Ltd.	298,400	4,620,436
Kyushu Electric Power Co. Inc.	431,900	4,238,780
Kyushu Financial Group Inc.	569,700	3,265,166
Kyushu Railway Co.	154,400	3,915,710
LaSalle Logiport REIT	3,653	3,537,159
Lasertec Corp.	104,500	21,216,868
Leopalace21 Corp.	325,500	1,329,286
Lintec Corp.	100,200	2,546,507
Lion Corp.	343,000	3,379,930
Lixil Corp.	287,700	3,188,745
LY Corp.	3,632,200	10,673,275
M&A Capital Partners Co. Ltd.	35,400	675,958
M&A Research Institute Holdings Inc., NVS(b)	75,500	619,276
M3 Inc.	593,200	8,313,608
Mabuchi Motor Co. Ltd.	166,000	2,932,557
Macnica Holdings Inc.	208,800	2,972,631
Makino Milling Machine Co. Ltd.	49,700	3,611,965
Makita Corp.	288,700	8,727,787
Mani Inc.	124,800	1,193,916
Marubeni Corp.	1,905,700	46,834,523
Maruha Nichiro Corp.	85,300	1,906,746
Marui Group Co. Ltd.	166,800	3,198,947
Maruichi Steel Tube Ltd.	319,800	2,704,003
Maruwa Co. Ltd./Aichi	13,600	3,845,224
Matsui Securities Co. Ltd.	346,200	1,724,552
MatsukiyoCocokara & Co.	419,490	7,601,232
Maxell Ltd.	110,600	1,603,246
Mazda Motor Corp.	678,200	4,673,375
McDonald's Holdings Co. Japan Ltd.	66,600	2,605,389
MCJ Co. Ltd.	189,700	1,789,444
Mebuki Financial Group Inc.	1,230,550	7,678,153
Medipal Holdings Corp.	204,200	3,322,417
Medley Inc.(a)(b)	66,600	909,121
Megachips Corp.	43,900	2,300,942
Megmilk Snow Brand Co. Ltd.	89,300	1,637,818
Meidensha Corp.	68,900	2,728,649
MEIJI Holdings Co. Ltd.	228,900	4,406,312
Meiko Electronics Co. Ltd.	42,600	2,801,734
MEITEC Group Holdings Inc.	163,200	3,345,362
Menicon Co. Ltd.	109,600	854,446
Mercari Inc.(a)	187,800	2,784,768
Metaplanet Inc.(a)	640,100	2,017,746
Micronics Japan Co. Ltd.	54,700	3,226,315
Milbon Co. Ltd.	62,400	937,241
Minebea Mitsumi Inc.	474,272	9,373,398
Mirai Corp.	5,934	1,858,801
Mirait One Corp.	198,200	3,840,584
MISUMI Group Inc.	333,100	5,193,371
Mitsubishi Chemical Group Corp.	1,719,500	8,981,939
Mitsubishi Corp.	4,304,400	103,360,046
Mitsubishi Electric Corp.	2,559,800	72,679,346
Mitsubishi Estate Co. Ltd.	1,427,600	30,253,523
Mitsubishi Estate Logistics REIT Investment Corp.	3,189	2,554,935

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mitsubishi Gas Chemical Co. Inc.	138,600	$2,564,256
Mitsubishi HC Capital Inc.	1,181,990	9,246,315
Mitsubishi Heavy Industries Ltd.	4,346,200	131,210,344
Mitsubishi Logistics Corp.	433,000	3,139,698
Mitsubishi Materials Corp.	173,100	3,332,838
Mitsubishi Motors Corp.	1,014,800	2,472,990
Mitsubishi Pencil Co. Ltd.	64,500	855,584
Mitsubishi UFJ Financial Group Inc.	15,352,200	231,899,081
Mitsuboshi Belting Ltd.	61,100	1,471,198
Mitsui & Co. Ltd.	3,268,000	80,365,415
Mitsui Chemicals Inc.	242,800	5,732,252
Mitsui E&S Co. Ltd.(b)	162,900	6,622,696
Mitsui Fudosan Accommodations Fund, Inc.	4,051	3,413,908
Mitsui Fudosan Co. Ltd.	3,550,400	36,968,185
Mitsui Fudosan Logistics Park Inc.	7,017	5,086,393
Mitsui High-Tec Inc.	266,300	1,328,181
Mitsui Kinzoku Co. Ltd.	75,200	7,659,684
Mitsui OSK Lines Ltd.	440,700	13,093,909
Miura Co. Ltd.	190,600	3,690,715
Mixi Inc.	60,000	1,210,784
Mizuho Financial Group Inc.	3,341,050	111,910,016
Mizuho Leasing Co. Ltd.	315,000	2,523,545
Mochida Pharmaceutical Co. Ltd.	62,800	1,199,688
Monex Group Inc.	335,400	1,540,707
Money Forward Inc.(a)	91,800	2,673,975
MonotaRO Co. Ltd.	318,300	4,440,953
Mori Hills REIT Investment Corp.	3,304	3,134,049
Mori Trust REIT Inc.	3,376	1,702,441
Morinaga & Co. Ltd./Japan	174,100	2,999,877
Morinaga Milk Industry Co. Ltd.	141,600	3,056,592
MOS Food Services Inc.	70,500	1,768,109
MS&AD Insurance Group Holdings Inc.	1,698,400	35,011,599
Murata Manufacturing Co. Ltd.	2,193,100	47,285,239
Musashi Seimitsu Industry Co. Ltd.	88,500	1,996,565
Musashino Bank Ltd. (The)	58,000	1,560,350
Nabtesco Corp.	240,800	6,031,952
Nachi-Fujikoshi Corp.	21,300	544,862
Nagase & Co. Ltd.	151,000	3,297,572
Nagoya Railroad Co. Ltd.	247,900	2,711,769
Nakanishi Inc.	125,300	1,658,995
Namura Shipbuilding Co. Ltd.	106,600	3,615,453
Nankai Electric Railway Co. Ltd.	160,800	2,904,560
Nanto Bank Ltd. (The)	47,600	1,583,150
NEC Corp.	1,751,500	63,614,544
Nexon Co. Ltd.	419,800	8,561,606
Nextage Co. Ltd.	147,000	2,208,940
NGK Insulators Ltd.	220,500	3,720,176
NH Foods Ltd.	88,700	3,275,935
NHK Spring Co. Ltd.	270,200	5,065,673
Nichias Corp.	107,900	4,026,209
Nichiha Corp.	60,600	1,077,881
Nichirei Corp.	400,000	4,734,949
Nidec Corp.	1,114,100	13,555,004
Nifco Inc./Japan	107,200	3,106,606
Nihon Kohden Corp.	248,700	2,874,229
Nihon M&A Center Holdings Inc.	463,300	2,182,045
Nihon Parkerizing Co. Ltd.	159,200	1,382,759
Nikkon Holdings Co. Ltd.	212,500	4,792,737
Nikon Corp.	374,000	4,361,840
Nintendo Co. Ltd.	1,482,000	126,399,614
Nippn Corp., New	146,400	2,081,374
Nippon Building Fund Inc.	9,378	8,653,245
Security	Shares	Value
Japan (continued)
Nippon Electric Glass Co. Ltd.	114,000	$3,838,017
Nippon Express Holdings Inc.	245,600	5,225,209
Nippon Gas Co. Ltd.	192,600	3,687,045
Nippon Kayaku Co. Ltd.	297,600	2,721,376
Nippon Light Metal Holdings Co. Ltd.	93,090	1,355,603
Nippon Paint Holdings Co. Ltd.	1,272,200	8,092,493
Nippon Paper Industries Co. Ltd.	139,700	1,045,165
Nippon Prologis REIT Inc.	7,035	4,091,752
Nippon REIT Investment Corp.	3,880	2,449,950
Nippon Sanso Holdings Corp.	215,900	7,170,430
Nippon Shinyaku Co. Ltd.	78,300	1,638,315
Nippon Shokubai Co. Ltd.	278,800	3,230,270
Nippon Soda Co. Ltd.	126,600	2,806,586
Nippon Steel Corp.	6,488,085	26,744,064
Nippon Yusen KK	574,200	19,829,040
Nipro Corp.	212,400	2,073,310
Nishimatsu Construction Co. Ltd.	68,500	2,352,964
Nishimatsuya Chain Co. Ltd.	113,600	1,519,971
Nishi-Nippon Financial Holdings Inc.	200,400	3,424,489
Nishi-Nippon Railroad Co. Ltd.	118,300	1,718,524
Nishio Holdings Co. Ltd.	53,800	1,530,539
Nissan Chemical Corp.	138,600	4,682,691
Nissan Motor Co. Ltd.(a)	2,779,000	6,352,051
Nissan Shatai Co. Ltd.	68,900	458,726
Nissha Co. Ltd.	71,700	622,937
Nisshin Oillio Group Ltd. (The)	59,000	1,949,429
Nisshin Seifun Group Inc.	206,500	2,334,583
Nisshinbo Holdings Inc.	229,800	1,816,062
Nissin Foods Holdings Co. Ltd.	189,600	3,422,631
Nissui Corp.	542,300	3,778,211
Niterra Co. Ltd.	173,700	7,125,709
Nitori Holdings Co. Ltd.	524,500	8,498,050
Nitto Boseki Co. Ltd.	41,200	2,325,516
Nitto Denko Corp.	928,100	23,114,194
Nitto Kogyo Corp.	75,000	1,796,051
Noevir Holdings Co. Ltd.	61,300	1,739,663
NOF Corp.	231,300	4,115,877
Nojima Corp.	435,000	3,211,964
NOK Corp.	117,800	2,091,718
Nomura Co. Ltd.	132,200	879,407
Nomura Holdings Inc.	4,017,300	28,667,850
Nomura Micro Science Co. Ltd.	56,000	1,426,636
Nomura Real Estate Holdings Inc.	529,500	3,023,906
Nomura Real Estate Master Fund Inc.	3,684	3,930,804
Nomura Research Institute Ltd.	503,120	19,426,998
Noritz Corp.	72,800	945,273
North Pacific Bank Ltd.	524,500	2,456,412
NS Solutions Corp.	126,400	3,184,879
NSD Co. Ltd.	147,000	3,140,745
NSK Ltd.	512,200	2,580,980
NTN Corp.	775,600	1,731,568
NTT Inc.	38,416,400	39,540,219
NTT UD REIT Investment Corp.	2,863	2,535,257
Nxera Pharma Co. Ltd.(a)	129,600	753,891
Obayashi Corp.	809,400	13,692,977
OBIC Business Consultants Co. Ltd.	67,300	3,851,602
Obic Co. Ltd.	407,900	12,653,495
Odakyu Electric Railway Co. Ltd.	345,800	3,657,285
Ogaki Kyoritsu Bank Ltd. (The)	78,300	1,874,355
Ohsho Food Service Corp.	123,100	2,690,597
Oiles Corp.	61,700	903,788
Oji Holdings Corp.	966,800	4,877,875

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Okamoto Industries Inc.	26,300	$860,683
Okamura Corp.	148,400	2,170,946
Okasan Securities Group Inc.	341,300	1,529,532
Oki Electric Industry Co. Ltd.	157,400	1,880,513
OKUMA Corp.	67,200	1,496,057
Okumura Corp.	85,200	2,700,866
Olympus Corp.	1,518,900	18,693,046
Omron Corp.	217,500	6,064,935
Ono Pharmaceutical Co. Ltd.	390,600	4,766,652
Open House Group Co. Ltd.	82,800	3,984,579
Optorun Co. Ltd.	70,300	774,035
Oracle Corp./Japan	48,000	4,425,112
Organo Corp.	51,200	4,393,941
Orient Corp.	119,780	748,600
Oriental Land Co. Ltd./Japan	1,422,900	28,796,177
ORIX Corp.	1,561,800	38,204,801
Orix JREIT Inc.	5,112	3,460,211
Osaka Gas Co. Ltd.	479,000	15,071,660
Osaka Soda Co. Ltd.	124,900	1,332,640
OSG Corp.	118,900	1,723,847
Otsuka Corp.	249,200	4,926,699
Otsuka Holdings Co. Ltd.	585,300	31,854,362
PALTAC Corp.	43,300	1,277,024
Pan Pacific International Holdings Corp.	2,657,500	15,808,425
Panasonic Holdings Corp.	3,156,100	36,671,436
Paramount Bed Holdings Co. Ltd.	90,300	2,067,944
Park24 Co. Ltd.	200,300	2,340,844
Penta-Ocean Construction Co. Ltd.	692,000	6,335,255
PeptiDream Inc.(a)	190,400	1,927,812
Persol Holdings Co. Ltd.	1,990,800	3,302,468
Pigeon Corp.	282,000	3,189,865
Pilot Corp.	49,700	1,500,744
PKSHA Technology Inc.(a)	80,300	2,324,112
Pola Orbis Holdings Inc.	147,600	1,271,700
Prestige International Inc.	214,200	919,878
Raito Kogyo Co. Ltd.	95,200	1,992,331
Rakus Co. Ltd.	375,200	3,028,915
Rakuten Bank Ltd., NVS(a)	131,800	7,234,151
Rakuten Group Inc.(a)	1,982,400	12,969,264
Recruit Holdings Co. Ltd.	1,779,400	88,236,768
Relo Group Inc.	149,400	1,608,269
Renesas Electronics Corp.	2,283,400	28,199,000
Rengo Co. Ltd.	299,500	1,824,083
Resona Holdings Inc.	2,773,300	26,737,593
Resonac Holdings Corp.	207,700	8,091,934
Resorttrust Inc.	326,700	3,849,897
Ricoh Co. Ltd.	706,600	6,061,768
Ricoh Leasing Co. Ltd.	31,000	1,138,477
Rinnai Corp.	134,200	3,041,733
Rohm Co. Ltd.	457,800	7,331,060
Rohto Pharmaceutical Co. Ltd.	219,600	3,406,011
Rorze Corp.	179,600	2,501,000
Round One Corp.	376,600	2,704,065
Royal Holdings Co. Ltd.	64,300	1,067,868
Ryohin Keikaku Co. Ltd.	727,100	14,951,527
Ryoyo Ryosan Holdings Inc.	41,316	796,123
Saizeriya Co. Ltd.	67,300	2,200,577
Sakai Moving Service Co. Ltd.	50,000	914,136
Sakata Seed Corp.	84,400	2,162,596
Sakura Internet Inc.(b)	45,700	1,019,681
San-A Co. Ltd.	102,200	1,777,734
Sangetsu Corp.	130,600	2,553,733
Security	Shares	Value
Japan (continued)
San-In Godo Bank Ltd. (The)	195,500	$1,718,968
Sanken Electric Co. Ltd.(a)	40,800	1,961,000
Sankyo Co. Ltd.	285,000	4,943,996
Sankyu Inc.	71,300	3,640,586
Sanrio Co. Ltd.	264,200	12,226,742
Sansan Inc.(a)	105,000	1,238,592
Santen Pharmaceutical Co. Ltd.	312,300	3,059,843
Sanwa Holdings Corp.	259,700	7,082,463
Sapporo Holdings Ltd.	92,700	4,454,833
Sawai Group Holdings Co. Ltd.	177,400	2,118,557
SBI Holdings Inc.	394,300	17,620,094
SCREEN Holdings Co. Ltd.	104,600	9,915,837
SCSK Corp.	213,600	7,849,077
Secom Co. Ltd.	548,600	18,545,316
Sega Sammy Holdings Inc.	222,900	4,124,475
Seibu Holdings Inc.	297,300	10,449,510
Seiko Epson Corp.	344,900	4,370,092
Seiko Group Corp.	54,000	2,479,887
Seino Holdings Co. Ltd.	160,500	2,268,179
Seiren Co. Ltd.	89,200	1,826,664
Sekisui Chemical Co. Ltd.	503,500	8,722,777
Sekisui House Ltd.	803,200	17,232,867
Sekisui House REIT Inc.	6,735	3,466,295
Seria Co. Ltd.	95,900	1,826,116
Seven & i Holdings Co. Ltd.	2,801,500	35,634,503
Seven Bank Ltd.	1,200,000	2,204,406
SG Holdings Co. Ltd.	325,200	2,989,071
Sharp Corp./Japan(a)	528,900	2,936,008
Shibaura Machine Co. Ltd.	52,700	1,463,429
SHIFT Inc.(a)(b)	334,600	2,306,424
Shiga Bank Ltd. (The)	77,800	3,142,673
Shikoku Electric Power Co. Inc.	258,300	2,306,198
Shimadzu Corp.	275,700	7,412,322
Shimamura Co. Ltd.	49,400	3,184,802
Shimano Inc.	98,100	10,277,528
Shimizu Corp.	686,600	9,216,335
Shin-Etsu Chemical Co. Ltd.	2,233,900	67,148,639
Shinmaywa Industries Ltd.	160,700	2,089,899
Shionogi & Co. Ltd.	993,500	16,663,573
Ship Healthcare Holdings Inc.	121,500	1,817,571
Shiseido Co. Ltd.	499,600	8,415,189
Shizuoka Financial Group Inc., NVS	473,100	6,371,528
SHO-BOND Holdings Co. Ltd.	84,800	2,690,833
Shochiku Co. Ltd.	20,600	1,656,994
SKY Perfect JSAT Holdings Inc.	437,800	4,307,940
Skylark Holdings Co. Ltd.	297,200	5,376,637
SMC Corp.	74,600	25,537,253
SMS Co. Ltd.	119,700	1,031,704
Socionext Inc.	255,700	5,754,413
SoftBank Corp.	37,343,100	53,064,469
SoftBank Group Corp.	1,283,800	225,266,485
Sojitz Corp.	301,820	8,007,419
Sompo Holdings Inc.	1,188,800	36,229,231
Sony Financial Holdings Inc.(a)	8,273,500	8,342,755
Sony Group Corp.	8,273,500	230,413,495
Sotetsu Holdings Inc.	169,900	2,848,077
Square Enix Holdings Co. Ltd.	306,900	5,936,916
Stanley Electric Co. Ltd.	133,700	2,626,163
Star Micronics Co. Ltd.	105,700	1,139,138
Subaru Corp.	748,200	15,916,548
Sugi Holdings Co. Ltd.	178,900	3,863,339
SUMCO Corp.	420,000	4,280,143

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sumitomo Bakelite Co. Ltd.	147,400	$4,902,820
Sumitomo Chemical Co. Ltd.	1,751,000	5,150,259
Sumitomo Corp.	1,421,500	41,352,775
Sumitomo Electric Industries Ltd.	961,100	35,039,210
Sumitomo Forestry Co. Ltd.	590,100	6,138,675
Sumitomo Heavy Industries Ltd.	141,700	3,788,570
Sumitomo Metal Mining Co. Ltd.	305,500	9,993,650
Sumitomo Mitsui Financial Group Inc.	4,925,300	133,346,538
Sumitomo Mitsui Trust Group Inc.	862,100	23,678,913
Sumitomo Osaka Cement Co. Ltd.	53,700	1,341,436
Sumitomo Pharma Co. Ltd.(a)	328,300	3,579,115
Sumitomo Realty & Development Co. Ltd.	404,300	17,262,392
Sumitomo Rubber Industries Ltd.	412,900	4,835,644
Sumitomo Warehouse Co. Ltd. (The)	135,700	2,862,164
Sundrug Co. Ltd.	117,300	3,166,362
Suntory Beverage & Food Ltd.	186,500	5,645,292
Suruga Bank Ltd.	267,900	2,681,709
Suzuken Co. Ltd.	80,100	3,041,921
Suzuki Motor Corp.	2,129,000	31,783,566
Sysmex Corp.	648,000	7,223,619
Systena Corp.	459,500	1,581,308
T Hasegawa Co. Ltd.	89,700	1,571,589
T&D Holdings Inc.	666,500	14,313,434
Tadano Ltd.	145,800	1,012,615
Taiheiyo Cement Corp.	138,400	3,754,999
Taikisha Ltd.	83,600	1,655,102
Taisei Corp.	203,600	14,814,207
Taiyo Holdings Co. Ltd.	100,200	5,360,040
Taiyo Yuden Co. Ltd.	171,100	4,859,548
Takara Bio Inc.	142,900	854,556
Takara Holdings Inc.	349,900	3,563,814
Takasago Thermal Engineering Co. Ltd.	152,400	4,522,342
Takashimaya Co. Ltd.	412,600	4,413,315
Takeda Pharmaceutical Co. Ltd.	2,074,783	55,993,193
Takeuchi Manufacturing Co. Ltd.	79,200	3,265,225
Takuma Co. Ltd.	130,200	1,996,911
Tamron Co. Ltd.	365,600	2,596,327
TDK Corp.	2,613,200	45,658,361
Teijin Ltd.	257,100	2,249,246
Terumo Corp.	1,759,000	28,391,867
THK Co. Ltd.	136,500	3,634,656
TIS Inc.	274,100	9,442,972
Toagosei Co. Ltd.	183,700	1,822,275
Tobu Railway Co. Ltd.	143,200	2,309,523
Toda Corp.	293,400	1,976,565
Toei Animation Co. Ltd.	83,600	1,566,829
Toei Co. Ltd.	62,000	2,204,022
Toho Bank Ltd. (The)	515,300	1,524,993
Toho Co. Ltd./Tokyo	146,700	8,599,091
Toho Gas Co. Ltd.	107,500	3,209,949
Toho Holdings Co. Ltd.	93,800	3,008,059
Tohoku Electric Power Co. Inc.	523,300	3,580,532
Tokai Carbon Co. Ltd.	448,600	3,005,087
Tokai Rika Co. Ltd.	87,200	1,566,496
Tokai Tokyo Financial Holdings Inc.	476,900	1,767,089
Tokio Marine Holdings Inc.	2,453,900	91,513,706
Tokuyama Corp.	152,900	3,795,967
Tokyo Century Corp.	232,800	2,747,470
Tokyo Electric Power Co. Holdings Inc.(a)	1,989,800	9,943,941
Tokyo Electron Ltd.	592,700	130,672,690
Tokyo Gas Co. Ltd.	444,900	15,613,399
Tokyo Kiraboshi Financial Group Inc.	51,700	2,461,685
Security	Shares	Value
Japan (continued)
Tokyo Metro Co. Ltd.(b)	363,100	$3,816,948
Tokyo Ohka Kogyo Co. Ltd.	146,500	5,346,301
Tokyo Seimitsu Co. Ltd.	55,500	3,818,039
Tokyo Steel Manufacturing Co. Ltd.	150,300	1,326,199
Tokyo Tatemono Co. Ltd.	192,000	3,584,685
Tokyotokeiba Co. Ltd.	31,900	1,143,847
Tokyu Construction Co. Ltd.	207,100	1,408,546
Tokyu Corp.	570,700	6,350,756
Tokyu Fudosan Holdings Corp.	545,200	4,393,595
Tokyu REIT Inc.(b)	2,327	2,986,821
TOMONY Holdings Inc.	271,900	1,204,919
Tomy Co. Ltd.	141,600	2,912,959
Toppan Holdings Inc.	298,100	7,290,880
Toray Industries Inc.	1,852,400	11,341,188
Toridoll Holdings Corp.(b)	119,200	3,452,541
Toshiba TEC Corp.	49,200	993,071
Tosoh Corp.	298,900	4,261,580
Totetsu Kogyo Co. Ltd.	53,600	1,471,116
TOTO Ltd.	170,600	4,327,202
Towa Corp.	132,100	2,021,635
Towa Pharmaceutical Co. Ltd.	74,400	1,369,666
Toyo Seikan Group Holdings Ltd.	200,600	4,503,517
Toyo Suisan Kaisha Ltd.	110,800	8,031,329
Toyo Tire Corp.	240,500	6,572,878
Toyobo Co. Ltd.	135,700	1,007,274
Toyoda Gosei Co. Ltd.	102,500	2,372,339
Toyota Boshoku Corp.	125,200	1,903,676
Toyota Industries Corp.	217,300	23,620,966
Toyota Motor Corp.	12,653,400	257,966,440
Toyota Tsusho Corp.	874,300	26,724,053
Trend Micro Inc./Japan	168,200	8,583,656
Tri Chemical Laboratories Inc.	75,800	1,463,110
Trusco Nakayama Corp.	76,300	1,202,993
TS Tech Co. Ltd.	131,700	1,560,879
Tsubakimoto Chain Co.	152,700	2,137,211
Tsuburaya Fields Holdings Inc.	82,200	1,155,805
Tsumura & Co.	95,600	2,217,593
Tsuruha Holdings Inc.	240,300	4,174,181
UACJ Corp.	224,000	2,892,480
UBE Corp.	127,100	1,868,499
Ulvac Inc.	66,700	3,025,468
Unicharm Corp.	1,361,100	8,421,315
United Urban Investment Corp.	2,853	3,452,890
Ushio Inc.	172,000	2,851,711
USS Co. Ltd.	536,100	5,917,405
UT Group Co. Ltd.	51,200	911,732
Valor Holdings Co. Ltd.	53,200	973,853
Visional Inc.(a)	49,500	3,436,919
Wacom Co. Ltd.	348,300	1,890,506
Welcia Holdings Co. Ltd.	139,200	2,776,593
West Holdings Corp.	48,800	466,753
West Japan Railway Co.	532,500	10,944,004
Yakult Honsha Co. Ltd.	241,800	3,619,941
Yamada Holdings Co. Ltd.	870,100	2,615,703
Yamaguchi Financial Group Inc.	286,000	3,276,657
Yamaha Corp.	434,400	2,741,268
Yamaha Motor Co. Ltd.	1,121,800	8,082,302
Yamato Holdings Co. Ltd.	247,100	3,612,825
Yamato Kogyo Co. Ltd.	89,400	5,635,014
Yamazaki Baking Co. Ltd.	161,500	3,173,897
Yaskawa Electric Corp.	284,300	7,797,866
Yokogawa Electric Corp.	270,300	8,085,875

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Yokohama Financial Group, Inc.	1,358,000	$9,864,830
Yokohama Rubber Co. Ltd. (The)	158,800	5,667,415
Yoshinoya Holdings Co. Ltd.(b)	130,300	2,572,055
Zenkoku Hosho Co. Ltd.	151,000	3,103,496
Zensho Holdings Co. Ltd.	133,100	8,287,608
Zeon Corp.	257,300	2,640,023
Zojirushi Corp.	105,100	1,132,879
ZOZO Inc.	534,000	4,616,167
		7,642,215,901
Kuwait — 0.2%
Agility Public Warehousing Co. KSC	3,924,940	1,927,641
Boubyan Bank KSCP	2,838,719	6,625,991
Boubyan Petrochemicals Co. KSCP	1,153,574	2,308,197
Gulf Bank KSCP	4,405,701	5,041,242
Humansoft Holding Co. KSC	168,201	1,356,575
Kuwait Finance House KSCP	15,150,777	39,661,203
Mabanee Co. KPSC	1,561,038	5,124,581
Mobile Telecommunications Co. KSCP	3,092,174	5,343,932
National Bank of Kuwait SAKP	11,367,480	38,930,738
National Industries Group Holding SAK	5,043,228	4,783,578
Warba Bank KSCP(a)	5,556,560	5,250,972
		116,354,650
Malaysia — 0.4%
AFFIN Bank Bhd(a)	1,016,144	555,718
Alliance Bank Malaysia Bhd	1,997,800	2,096,428
AMMB Holdings Bhd	2,779,600	3,780,872
Axiata Group Bhd	3,765,400	2,257,968
Bursa Malaysia Bhd	1,276,300	2,496,365
Carlsberg Brewery Malaysia Bhd	222,900	879,223
CELCOMDIGI Bhd	4,387,800	3,771,748
CIMB Group Holdings Bhd	10,807,700	18,808,663
Dialog Group Bhd	5,775,178	2,701,866
Fraser & Neave Holdings Bhd	174,600	1,174,006
Gamuda Bhd	7,513,200	9,023,427
Gas Malaysia Bhd	942,000	1,020,198
Genting Bhd	3,125,600	2,520,515
Genting Malaysia Bhd	3,925,100	2,182,453
Hartalega Holdings Bhd	2,161,800	623,177
Hong Leong Bank Bhd	680,400	3,338,824
IHH Healthcare Bhd	3,177,300	6,255,809
IJM Corp. Bhd	4,404,500	2,602,875
Inari Amertron Bhd	5,072,700	3,161,847
IOI Corp. Bhd	2,609,400	2,504,193
Kossan Rubber Industries Bhd	2,137,300	605,813
KPJ Healthcare Bhd	4,444,700	3,008,695
Kuala Lumpur Kepong Bhd	450,900	2,205,291
Malayan Banking Bhd	7,690,900	18,125,782
Malaysian Resources Corp. Bhd	4,996,200	535,920
Maxis Bhd	2,987,400	2,710,872
MISC Bhd	1,378,500	2,563,626
MR DIY Group M Bhd(c)	7,827,250	2,986,053
Nationgate Holdings Bhd	4,467,700	1,253,510
Nestle Malaysia Bhd	95,100	2,565,671
Petronas Chemicals Group Bhd	3,329,900	3,097,328
Petronas Dagangan Bhd	343,000	1,857,173
Petronas Gas Bhd	889,700	3,930,146
PPB Group Bhd	1,001,380	2,662,285
Press Metal Aluminium Holdings Bhd	4,916,800	7,427,138
Public Bank Bhd	18,837,700	18,964,229
QL Resources Bhd	3,970,200	3,932,819
RHB Bank Bhd	2,841,698	4,594,089
Security	Shares	Value
Malaysia (continued)
Sam Engineering & Equipment M Bhd	236,500	$274,662
SD Guthrie Bhd	3,201,600	4,036,401
Sime Darby Bhd	4,816,300	2,354,498
Sime Darby Property Bhd	6,690,400	2,151,405
SP Setia Bhd Group	3,106,400	640,607
Sunway Bhd	3,723,100	4,799,445
Sunway REIT	5,713,800	2,866,433
Supermax Corp. Bhd.(a)(b)	5,469,612	618,818
Telekom Malaysia Bhd	2,787,600	4,858,083
Tenaga Nasional Bhd	3,966,200	12,565,914
TIME dotCom Bhd	2,059,000	2,345,136
Top Glove Corp. Bhd(a)	6,651,800	999,190
VS Industry Bhd	5,591,074	659,070
Yinson Holdings Bhd	3,894,140	2,203,417
YTL Corp. Bhd	6,493,340	4,022,404
YTL Power International Bhd	4,976,720	4,730,459
Zetrix Ai Bhd	19,059,500	3,840,184
		208,748,741
Mexico — 0.6%
Alfa SAB de CV, Class A	4,787,863	3,610,515
Alsea SAB de CV	760,400	2,100,069
America Movil SAB de CV, Series B, Class B	24,956,200	28,464,186
Arca Continental SAB de CV	505,000	4,891,121
Banco del Bajio SA(c)	850,800	2,178,462
Bolsa Mexicana de Valores SAB de CV	726,100	1,385,876
Cemex SAB de CV, NVS	21,346,812	21,693,237
Coca-Cola Femsa SAB de CV	521,600	4,487,582
Controladora Alpek SAB de CV, NVS(a)	3,933,938	609,831
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	1,301,000	865,536
Corp Inmobiliaria Vesta SAB de CV	1,191,700	3,617,724
FIBRA Macquarie Mexico(c)	1,351,263	2,188,525
Fibra Uno Administracion SA de CV	4,579,800	6,645,930
Fomento Economico Mexicano SAB de CV	2,373,500	22,390,376
GCC SAB de CV	202,900	1,948,347
Genomma Lab Internacional SAB de CV, Class B	916,500	896,841
Gentera SAB de CV	1,532,300	3,645,486
Gruma SAB de CV, Class B	235,650	3,999,144
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	332,607	4,098,665
Grupo Aeroportuario del Pacifico SAB de CV, Class B	539,930	11,254,875
Grupo Aeroportuario del Sureste SAB de CV, Class B	266,910	8,073,889
Grupo Bimbo SAB de CV, Series A, Class A	1,839,700	6,357,281
Grupo Carso SAB de CV, Series A1, Class A1	671,100	4,796,332
Grupo Comercial Chedraui SA de CV	375,999	2,726,314
Grupo Financiero Banorte SAB de CV, Class O	3,393,900	31,941,406
Grupo Financiero Inbursa SAB de CV, Class O	2,896,800	7,035,208
Grupo Mexico SAB de CV, Series B, Class B	4,184,400	36,176,135
Grupo Televisa SAB, CPO	3,074,100	1,601,706
Industrias Penoles SAB de CV(a)	278,280	11,519,895
Kimberly-Clark de Mexico SAB de CV, Class A	1,995,600	3,862,625
Megacable Holdings SAB de CV, CPO	361,100	1,033,241
Operadora De Sites Mexicanos SAB de CV, Class A1	2,537,855	2,279,883
Orbia Advance Corp. SAB de CV	1,295,378	1,177,648
Prologis Property Mexico SA de CV	1,385,881	5,534,274
Promotora y Operadora de Infraestructura SAB de CV	350,255	4,536,150
Qualitas Controladora SAB de CV	323,800	2,936,221

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico (continued)
Regional SAB de CV	289,900	$2,158,197
Wal-Mart de Mexico SAB de CV	6,611,500	21,857,434
		286,576,167
Netherlands — 2.7%
Aalberts NV	122,022	3,865,808
ABN AMRO Bank NV, CVA(c)	812,694	24,282,209
Adyen NV(a)(c)	34,155	58,524,052
Aegon Ltd.	1,751,931	13,350,985
AerCap Holdings NV	237,960	30,991,910
Akzo Nobel NV	207,048	13,682,796
Allfunds Group PLC	572,004	4,348,225
AMG Critical Materials NV	68,369	2,270,008
Arcadis NV	88,975	4,249,157
ASM International NV	63,934	41,483,229
ASML Holding NV	528,228	558,500,404
ASR Nederland NV	206,212	13,762,308
Basic-Fit NV(a)(b)(c)	67,897	2,015,455
BE Semiconductor Industries NV	102,722	17,513,698
Brunel International NV(b)	38,650	344,458
Coca-Cola Europacific Partners PLC	308,796	27,430,349
Corbion NV	91,454	1,861,387
CVC Capital Partners PLC(c)	279,942	4,675,479
DSM-Firmenich AG	226,228	18,439,596
Eurocommercial Properties NV	91,406	2,729,391
EXOR NV, NVS	105,361	9,130,579
Flow Traders Ltd.(a)	87,280	2,399,943
Fugro NV	158,282	1,616,422
Heineken Holding NV	172,844	11,672,335
Heineken NV	385,995	29,888,482
IMCD NV	74,749	7,745,765
ING Groep NV	4,090,225	102,131,546
InPost SA(a)	320,744	4,040,237
JDE Peet's NV	207,256	7,542,896
Koninklijke Ahold Delhaize NV	1,218,964	49,892,932
Koninklijke BAM Groep NV	498,600	4,628,447
Koninklijke KPN NV	5,100,425	23,602,019
Koninklijke Philips NV	1,031,462	28,257,096
Koninklijke Vopak NV	86,697	3,928,846
NN Group NV	361,985	24,772,388
OCI NV	183,686	720,553
Pharming Group NV(a)	1,569,352	2,056,596
PostNL NV(b)	744,750	824,095
Prosus NV	1,783,772	123,291,560
Randstad NV	107,510	4,213,411
SBM Offshore NV	162,571	4,203,927
Signify NV(c)	155,955	3,733,170
TKH Group NV	67,287	2,974,630
TomTom NV(a)	149,026	897,441
Universal Music Group NV	1,496,105	40,128,497
Van Lanschot Kempen NV	72,341	4,229,591
Wereldhave NV	156,874	3,332,035
Wolters Kluwer NV	317,517	38,922,992
		1,385,099,335
New Zealand — 0.1%
Air New Zealand Ltd.	1,604,013	546,148
Auckland International Airport Ltd.	1,837,038	8,549,954
Contact Energy Ltd.	1,014,772	5,409,573
EBOS Group Ltd.	206,182	3,409,843
Fisher & Paykel Healthcare Corp. Ltd.	833,168	17,688,552
Fletcher Building Ltd.(a)	1,111,391	2,071,778
Goodman Property Trust	1,654,014	2,006,600
Security	Shares	Value
New Zealand (continued)
Infratil Ltd.	1,324,422	$9,361,046
Kiwi Property Group Ltd.	1,903,816	1,176,759
Mercury NZ Ltd.	1,057,240	3,919,224
Meridian Energy Ltd.	1,882,759	6,373,840
Ryman Healthcare Ltd.(a)(b)	1,173,354	1,921,472
Spark New Zealand Ltd.	2,578,057	3,614,257
		66,049,046
Norway — 0.5%
Aker ASA, Class A	42,065	3,268,646
Aker BP ASA	409,706	10,618,321
Atea ASA	188,983	2,880,665
Austevoll Seafood ASA	187,269	1,758,323
Bakkafrost P/F	63,395	2,910,948
BW LPG Ltd.(c)	188,128	2,491,325
BW Offshore Ltd.	250,263	911,318
DNB Bank ASA	1,230,258	31,402,856
DNO ASA	1,631,601	2,227,918
Elkem ASA(b)(c)	385,640	1,014,345
Entra ASA(c)	144,998	1,611,844
Equinor ASA	1,015,447	24,321,268
Europris ASA(c)	409,115	3,527,361
Frontline PLC(b)	229,488	5,636,806
Gjensidige Forsikring ASA	257,897	6,940,586
Grieg Seafood ASA(a)	151,472	1,014,372
Hoegh Autoliners ASA	182,592	1,636,127
Kongsberg Gruppen ASA	624,278	15,914,892
Leroy Seafood Group ASA	471,803	2,221,490
Mowi ASA	620,501	13,640,483
MPC Container Ships ASA	1,103,249	1,930,495
Nordic Semiconductor ASA(a)	261,509	3,782,234
Norsk Hydro ASA	1,801,005	12,175,804
Norwegian Air Shuttle ASA	1,538,917	2,389,089
Orkla ASA	1,020,355	10,363,044
Protector Forsikring ASA	115,025	5,181,624
Salmar ASA	91,025	5,111,427
Scatec ASA(a)(c)	242,729	2,559,267
SpareBank 1 SMN	276,453	5,084,963
SpareBank 1 Sor-Norge ASA	287,038	4,940,896
Storebrand ASA	563,945	8,739,460
Subsea 7 SA	320,022	5,844,669
Telenor ASA	832,204	12,376,151
TGS ASA	317,822	2,742,719
TOMRA Systems ASA	328,346	4,008,432
Vend Marketplaces ASA, Class B	229,580	7,910,104
Wallenius Wilhelmsen ASA	180,392	1,410,825
Yara International ASA	205,926	7,502,316
		240,003,413
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	256,600	5,842,782
Credicorp Ltd.	84,874	22,152,114
Southern Copper Corp.	121,190	16,821,172
		44,816,068
Philippines — 0.1%
Alliance Global Group Inc.	3,269,600	405,575
Ayala Corp.	358,255	2,848,995
Ayala Land Inc.	10,620,930	3,587,695
Bank of the Philippine Islands	2,391,341	4,282,878
BDO Unibank Inc.	3,728,334	8,457,648
Converge Information and Communications Technology Solutions Inc.	3,297,100	714,885
GT Capital Holdings Inc.	123,268	1,144,706

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Philippines (continued)
International Container Terminal Services Inc.	1,602,800	$14,456,269
JG Summit Holdings Inc.	4,492,317	1,828,224
Jollibee Foods Corp.	717,710	2,641,563
Manila Electric Co.	408,290	4,058,618
Manila Water Co. Inc.	2,988,100	1,764,426
Megaworld Corp.	8,590,500	290,613
Metropolitan Bank & Trust Co.	2,509,267	2,942,046
PLDT Inc.	105,875	2,012,195
Semirara Mining & Power Corp., Class A	462,200	259,570
SM Investments Corp.	368,845	4,569,040
SM Prime Holdings Inc.	14,760,200	5,618,156
Universal Robina Corp.	1,301,340	1,612,900
		63,496,002
Poland — 0.3%
Alior Bank SA	166,405	4,636,898
Allegro.eu SA (a)(c)	856,045	7,993,604
Asseco Poland SA	111,260	6,471,628
Bank Millennium SA(a)	1,087,098	4,550,333
Bank Polska Kasa Opieki SA	234,693	12,016,698
Benefit Systems SA	2,738	2,322,450
Budimex SA(b)	18,665	2,963,250
CCC SA(a)(b)	71,956	2,945,121
CD Projekt SA(b)	92,228	6,336,755
Cyfrowy Polsat SA(a)	383,497	1,376,208
Dino Polska SA(a)(c)	681,161	8,135,996
Enea SA(a)	278,887	1,564,443
Grupa Azoty SA(a)	73,664	373,303
Grupa Kety SA	13,945	3,509,584
KGHM Polska Miedz SA(a)	173,640	9,107,964
KRUK SA	23,015	2,829,172
LPP SA	1,443	7,004,581
mBank SA(a)	21,535	5,734,536
Orange Polska SA	964,800	2,350,737
ORLEN SA	815,317	22,098,230
PGE Polska Grupa Energetyczna SA(a)	1,314,132	3,984,807
Powszechna Kasa Oszczednosci Bank Polski SA	1,201,544	24,635,571
Powszechny Zaklad Ubezpieczen SA	794,107	12,697,113
Santander Bank Polska SA	43,223	5,692,312
Tauron Polska Energia SA(a)	1,568,455	4,246,020
		165,577,314
Portugal — 0.1%
Altri SGPS SA(b)	213,023	1,208,062
Banco Comercial Portugues SA, Class R	12,864,456	11,355,477
CTT-Correios de Portugal SA	184,438	1,603,611
EDP Renovaveis SA	365,767	5,347,765
EDP SA	4,073,754	20,251,201
Galp Energia SGPS SA	530,550	10,659,317
Jeronimo Martins SGPS SA	364,756	9,394,297
Navigator Co. SA (The)	476,527	1,650,073
NOS SGPS SA	558,452	2,419,851
REN - Redes Energeticas Nacionais SGPS SA	854,615	3,216,968
Sonae SGPS SA	2,657,583	4,331,454
		71,438,076
Qatar — 0.2%
Al Rayan Bank	8,176,745	5,250,538
Barwa Real Estate Co.	3,826,909	2,760,565
Commercial Bank PSQC (The)	3,897,166	4,426,289
Doha Bank QPSC	2,266,514	1,560,712
Dukhan Bank	3,603,266	3,437,095
Industries Qatar QSC	2,294,513	7,994,380
Security	Shares	Value
Qatar (continued)
Mesaieed Petrochemical Holding Co.	7,458,191	$2,554,795
Ooredoo QPSC	1,220,111	4,535,542
Qatar Aluminum Manufacturing Co.	7,428,431	3,162,579
Qatar Electricity & Water Co. QSC	906,804	3,821,160
Qatar Fuel QSC	731,771	3,011,321
Qatar Gas Transport Co. Ltd.	3,274,070	3,977,280
Qatar International Islamic Bank QSC	1,002,786	3,066,281
Qatar Islamic Bank QPSC	2,235,676	15,055,247
Qatar National Bank QPSC	5,886,677	29,905,899
Qatar Navigation QSC	806,123	2,459,265
United Development Co. QSC	2,244,467	580,631
Vodafone Qatar PQSC	5,393,680	3,558,695
		101,118,274
Russia — 0.0%
Aeroflot PJSC(a)(d)	2,248,580	278
Alrosa PJSC(a)(d)	2,008,230	249
Mobile TeleSystems PJSC(a)(d)	1,079,812	134
Moscow Exchange MICEX-RTS PJSC(a)(d)	1,165,970	144
Ozon Holdings PLC, ADR(a)(d)	48,614	6
PhosAgro PJSC(a)(d)	1,044	10
PhosAgro PJSC, GDR(a)(d)(e)	2	—
Polyus PJSC(a)(d)	299,560	4
Rosneft Oil Co. PJSC(a)(d)	1,203,679	149
Sberbank of Russia PJSC(a)(d)	10,330,470	1,278
Severstal PAO(a)(d)	165,788	21
Sistema AFK PAO(a)(d)	5,373,780	665
TCS Group Holding PLC, GDR(a)(d)(e)	134,948	17
United Co. RUSAL International PJSC(a)(d)	2,395,510	296
VK IPJSC(a)(d)	113,735	14
VTB Bank PJSC(a)(d)	687,174	—
X5 Retail Group NV, GDR(a)(d)	128,602	16
		3,281
Saudi Arabia — 1.0%
Abdullah Al Othaim Markets Co.	853,784	1,733,456
ACWA Power Co.(a)	204,794	13,229,907
Ades Holding Co.	634,182	2,865,846
Advanced Petrochemical Co.(a)	276,256	2,784,438
Al Hammadi Holding	114,243	1,064,283
Al Rajhi Bank	2,622,192	74,113,942
Al Rajhi Co. for Co-operative Insurance(a)	62,435	1,962,801
Aldrees Petroleum and Transport Services Co.	110,169	4,509,207
Alinma Bank	1,769,903	12,255,042
Almarai Co. JSC	531,946	7,052,649
Alujain Corp.	111,630	950,852
Arab National Bank	1,087,086	7,030,746
Arabian Contracting Services Co.(a)	54,420	1,736,259
Arabian Internet & Communications Services Co.	42,789	2,873,834
Arriyadh Development Co.	283,642	2,227,912
Astra Industrial Group	72,443	2,875,541
Bank AlBilad	1,168,819	9,235,529
Bank Al-Jazira(a)	1,498,619	5,039,945
Banque Saudi Fransi	1,620,105	7,710,153
Bupa Arabia for Cooperative Insurance Co.	106,803	4,676,026
Catrion Catering Holding Co.	101,353	2,613,237
City Cement Co.	209,134	813,048
Co. for Cooperative Insurance (The)	127,656	4,636,095
Dallah Healthcare Co.	61,459	2,523,906
Dar Al Arkan Real Estate Development Co.(a)	940,720	4,332,408
Dr Sulaiman Al Habib Medical Services Group Co.	113,735	8,254,984

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Electrical Industries Co.	1,185,956	$3,652,701
Elm Co.	35,217	8,909,133
Emaar Economic City(a)	431,462	1,465,015
Etihad Atheeb Telecommunication Co.	81,316	2,331,546
Etihad Etisalat Co.	542,942	9,795,469
Jabal Omar Development Co.(a)	768,768	3,621,360
Jarir Marketing Co.	779,909	2,953,808
Leejam Sports Co. JSC	59,182	2,020,935
Makkah Construction & Development Co.	130,329	3,094,632
Middle East Healthcare Co.	84,771	1,156,219
Mobile Telecommunications Co. Saudi Arabia	1,093,275	3,345,822
Mouwasat Medical Services Co.	170,158	3,487,694
Nahdi Medical Co.	57,676	1,785,472
National Agriculture Development Co. (The)(a)	319,676	1,777,637
National Gas & Industrialization Co.	122,718	2,910,577
National Industrialization Co.(a)	632,626	1,951,602
Riyad Bank	1,872,489	13,596,743
SABIC Agri-Nutrients Co.	323,608	10,565,796
Sahara International Petrochemical Co.	568,169	2,863,517
SAL Saudi Logistics Services	66,082	3,103,156
Saudi Arabian Mining Co.(a)	1,843,237	31,688,476
Saudi Arabian Oil Co.(c)	7,813,353	53,986,294
Saudi Aramco Base Oil Co.	83,613	2,148,636
Saudi Awwal Bank	1,267,565	10,937,147
Saudi Basic Industries Corp.	1,150,630	18,730,758
Saudi Cement Co.	124,677	1,272,360
Saudi Chemical Co. Holding	1,115,860	2,194,961
Saudi Electricity Co.	1,200,183	5,129,972
Saudi Ground Services Co.	230,866	2,730,431
Saudi Industrial Investment Group	381,384	1,651,623
Saudi Investment Bank (The)	536,921	1,967,996
Saudi Kayan Petrochemical Co.(a)	1,085,363	1,706,813
Saudi National Bank (The)	3,929,316	41,810,113
Saudi Public Transport Co.(a)	183,000	618,804
Saudi Real Estate Co.(a)	334,488	1,288,219
Saudi Research & Media Group(a)	54,299	2,489,265
Saudi Tadawul Group Holding Co.	65,726	3,487,581
Saudi Telecom Co.	2,730,288	32,890,760
Saudia Dairy & Foodstuff Co.	36,917	2,829,203
Savola Group (The)(a)	214,677	1,408,797
Seera Group Holding(a)	385,360	3,188,993
Southern Province Cement Co.	97,807	652,336
United Electronics Co.	113,897	2,693,949
United International Transportation Co.	116,098	2,291,229
Yamama Cement Co.	247,269	1,811,400
Yanbu Cement Co.	184,627	797,162
Yanbu National Petrochemical Co.	379,983	3,493,952
		509,388,110
Singapore — 1.1%
CapitaLand Ascendas REIT	4,664,748	10,099,330
CapitaLand Ascott Trust	4,712,365	3,417,297
CapitaLand China Trust(b)	3,112,041	1,910,405
CapitaLand Integrated Commercial Trust	7,448,667	13,541,598
CapitaLand Investment Ltd./Singapore	3,173,100	6,428,826
CDL Hospitality Trusts	2,654,181	1,681,569
City Developments Ltd.	800,100	4,444,121
ComfortDelGro Corp. Ltd.	2,499,500	2,802,614
DBS Group Holdings Ltd.	2,806,900	116,212,686
ESR-REIT	1,535,324	3,372,558
First Resources Ltd.	1,155,500	1,740,733
Frasers Centrepoint Trust	2,355,146	4,233,809
Frasers Logistics & Commercial Trust	3,383,313	2,481,081
Security	Shares	Value
Singapore (continued)
Genting Singapore Ltd.	6,584,800	$3,691,100
Golden Agri-Resources Ltd.	10,664,500	2,294,228
Grab Holdings Ltd., Class A(a)	3,411,385	20,502,424
Hafnia Ltd.	574,955	3,581,829
Hutchison Port Holdings Trust, Class U	9,262,500	1,945,125
iFAST Corp. Ltd.	296,000	2,201,711
Keppel DC REIT	2,558,613	4,694,886
Keppel Infrastructure Trust	10,513,636	3,715,653
Keppel Ltd.	1,852,900	14,490,321
Keppel REIT	3,697,580	2,983,577
Mapletree Industrial Trust	2,682,460	4,386,933
Mapletree Logistics Trust(b)	4,467,356	4,597,179
Mapletree Pan Asia Commercial Trust	2,629,993	2,909,729
NetLink NBN Trust	6,574,200	4,949,136
Oversea-Chinese Banking Corp. Ltd.	4,487,250	58,699,501
Parkway Life REIT	1,100,400	3,465,796
Raffles Medical Group Ltd.	1,560,000	1,186,540
SATS Ltd.(b)	2,146,897	5,638,169
Sea Ltd., ADR(a)	519,389	81,154,531
Seatrium Ltd.	2,967,189	4,949,974
Sembcorp Industries Ltd.	1,215,300	6,089,316
Sheng Siong Group Ltd.	2,252,500	4,013,394
SIA Engineering Co. Ltd.	600,600	1,629,269
Singapore Airlines Ltd.	1,933,300	9,841,495
Singapore Exchange Ltd.	1,024,600	13,294,750
Singapore Post Ltd.(b)	2,653,000	857,087
Singapore Technologies Engineering Ltd.	2,419,200	15,761,226
Singapore Telecommunications Ltd.	10,492,400	34,247,714
Starhill Global REIT	4,951,700	2,207,946
StarHub Ltd.(b)	836,100	745,141
Suntec REIT	2,846,800	2,930,732
United Overseas Bank Ltd.	1,622,200	43,146,386
UOL Group Ltd.	501,800	3,065,602
Venture Corp. Ltd.	229,700	2,628,639
Wilmar International Ltd.	1,760,300	4,230,189
Yangzijiang Financial Holding Ltd.(b)	3,862,900	3,139,396
Yangzijiang Shipbuilding Holdings Ltd.	3,471,000	9,374,324
Yanlord Land Group Ltd.(a)	925,900	508,035
		562,115,610
South Africa — 1.1%
Absa Group Ltd.	1,070,857	11,965,630
AECI Ltd.	241,092	1,243,192
African Rainbow Minerals Ltd.	241,050	2,393,869
Anglogold Ashanti PLC	693,992	47,582,726
Aspen Pharmacare Holdings Ltd.	497,144	2,813,541
AVI Ltd.	519,786	2,893,113
Bid Corp. Ltd.	471,698	11,668,727
Bidvest Group Ltd. (The)	394,488	5,119,072
Capitec Bank Holdings Ltd.	116,020	25,669,128
Clicks Group Ltd.	341,752	7,205,835
Coronation Fund Managers Ltd.	234,318	665,177
Dis-Chem Pharmacies Ltd.(c)	485,815	950,194
Discovery Ltd.	710,875	8,929,861
E Media Holdings Ltd.	62,648	7,082
Exxaro Resources Ltd.	344,004	3,508,990
FirstRand Ltd.	6,515,662	30,922,653
Foschini Group Ltd. (The)(b)	506,684	2,691,599
Gold Fields Ltd.	1,226,720	47,297,513
Grindrod Ltd.	340,000	332,273
Growthpoint Properties Ltd.	3,689,511	3,470,854
Harmony Gold Mining Co. Ltd.	790,219	13,148,112
Impala Platinum Holdings Ltd.	1,237,921	13,266,783

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Investec Ltd.	481,552	$3,622,160
JSE Ltd.	192,033	1,560,425
Life Healthcare Group Holdings Ltd.	1,989,253	1,361,928
Momentum Group Ltd.	1,820,174	3,504,364
Motus Holdings Ltd.	327,837	1,973,357
Mr. Price Group Ltd.	381,252	4,555,135
MTN Group Ltd.	2,370,362	23,681,129
Naspers Ltd., Class N	1,079,580	75,825,392
Nedbank Group Ltd.	562,301	7,659,294
NEPI Rockcastle NV	721,300	5,841,126
Netcare Ltd.	1,820,789	1,532,246
Ninety One Ltd.	267,376	795,766
Northam Platinum Holdings Ltd.	485,509	8,108,325
Old Mutual Ltd.	6,146,973	4,806,650
OUTsurance Group Ltd.	1,311,856	5,523,604
Pepkor Holdings Ltd.(c)	4,690,334	7,151,443
Pick n Pay Stores Ltd.(a)	1,181,713	1,928,910
Redefine Properties Ltd.	10,673,925	3,325,556
Reinet Investments SCA	215,267	6,884,695
Remgro Ltd.	597,926	5,930,423
Resilient REIT Ltd.	571,465	2,329,044
Reunert Ltd.	350,150	1,128,528
Sanlam Ltd.	2,403,296	12,610,113
Sappi Ltd.	891,346	1,166,012
Sasol Ltd.(a)	722,164	4,518,274
Shoprite Holdings Ltd.	671,364	11,231,673
Sibanye Stillwater Ltd.(a)	3,811,034	10,113,339
SPAR Group Ltd. (The)(a)	284,276	1,790,672
Standard Bank Group Ltd.	1,758,321	25,855,828
Telkom SA SOC Ltd.	651,495	1,823,622
Thungela Resources Ltd.	176,944	781,258
Tiger Brands Ltd.	201,038	3,807,982
Truworths International Ltd.	678,636	2,029,547
Valterra Platinum Ltd.	333,617	20,633,946
Vodacom Group Ltd.	804,704	6,514,282
Vukile Property Fund Ltd.	1,791,729	2,341,518
Wilson Bayly Holmes-Ovcon Ltd.	62,512	546,320
Woolworths Holdings Ltd./South Africa	1,160,226	3,503,933
		532,043,743
South Korea — 3.9%
ABLBio Inc.(a)	75,094	5,244,331
Advanced Nano Products Co. Ltd.	24,807	1,143,494
Alteogen Inc.(a)	55,154	18,859,627
Amorepacific Corp.	38,626	3,271,527
Amorepacific Holdings Corp.	38,545	686,014
APR Corp./Korea	34,924	6,250,654
Asiana Airlines Inc.(a)	56,186	347,428
BGF retail Co. Ltd.	10,488	762,057
BNK Financial Group Inc.	310,861	3,009,366
Celltrion Inc.	226,085	27,827,819
Celltrion Pharm Inc.(a)(b)	29,485	1,317,425
Chabiotech Co. Ltd.(a)(b)	174,082	1,500,715
Cheil Worldwide Inc.	105,058	1,499,251
CJ CGV Co. Ltd.(a)(b)	145,150	508,425
CJ CheilJedang Corp.	9,431	1,516,710
CJ Corp.	19,347	2,314,455
CJ ENM Co. Ltd.(a)	12,240	601,813
CJ Logistics Corp.	12,220	705,570
Classys Inc.(b)	66,988	2,312,662
Cosmax Inc.(b)	15,829	2,266,701
CosmoAM&T Co. Ltd.(a)(b)	37,012	1,436,854
Coway Co. Ltd.	71,325	4,459,937
Security	Shares	Value
South Korea (continued)
CS Wind Corp.	43,131	$1,317,163
Daejoo Electronic Materials Co. Ltd.(b)	25,156	1,330,357
Daesang Corp.	39,383	575,393
Daewoo Engineering & Construction Co. Ltd.(a)	241,803	634,252
Daewoong Pharmaceutical Co. Ltd.	8,311	813,514
DB HiTek Co. Ltd.(b)	59,452	2,442,328
DB Insurance Co. Ltd.	62,191	5,527,767
Dentium Co. Ltd.(b)	16,726	667,778
DL E&C Co. Ltd.	53,909	1,612,647
DL Holdings Co. Ltd.(b)	15,408	420,221
Dongjin Semichem Co. Ltd.(b)	96,500	2,883,710
Doosan Bobcat Inc.	81,155	3,425,807
Doosan Co. Ltd.	11,184	7,389,989
Doosan Enerbility Co. Ltd.(a)	617,740	38,232,564
Doosan Fuel Cell Co. Ltd.(a)	99,803	2,980,372
DoubleUGames Co. Ltd.	19,485	685,600
Douzone Bizon Co. Ltd.(b)	31,275	1,953,602
Ecopro BM Co. Ltd.(a)	66,233	7,410,956
Ecopro Co. Ltd.(b)	135,566	8,348,404
Ecopro Materials Co. Ltd.(a)(b)	38,283	1,687,747
E-MART Inc.	22,933	1,161,639
Enchem Co. Ltd.(a)(b)	30,788	1,848,988
Eo Technics Co. Ltd.(b)	15,612	2,567,667
F&F Co. Ltd./New	23,805	1,023,423
Grand Korea Leisure Co. Ltd.	77,184	838,419
Green Cross Corp.	11,584	1,052,687
Green Cross Holdings Corp.	37,262	411,778
GS Engineering & Construction Corp.	133,655	1,750,441
GS Holdings Corp.	69,351	2,330,992
GS Retail Co. Ltd.	64,170	797,550
Hana Financial Group Inc.	393,407	23,568,451
Hana Micron Inc.	102,414	2,099,776
Hana Tour Service Inc.	37,913	1,266,975
Hanall Biopharma Co. Ltd.(a)(b)	67,079	1,945,109
Hanjin Kal Corp.	38,462	2,822,910
Hankook Tire & Technology Co. Ltd.	111,622	3,624,089
Hanmi Pharm Co. Ltd.	9,811	2,919,782
Hanmi Semiconductor Co. Ltd.(b)	58,641	5,864,246
Hanon Systems(a)(b)	265,899	812,389
Hansol Chemical Co. Ltd.	13,763	2,236,564
Hanssem Co. Ltd.(b)	12,601	410,710
Hanwha Aerospace Co. Ltd.	46,128	31,640,330
Hanwha Corp.	44,338	2,965,510
Hanwha Engine(a)	116,756	4,045,240
Hanwha Life Insurance Co. Ltd.(a)	684,862	1,454,203
Hanwha Ocean Co. Ltd.(a)	170,257	16,443,140
Hanwha Solutions Corp.	175,629	3,755,202
Hanwha Systems Co. Ltd.	114,581	4,817,268
Hanwha Vision Co. Ltd.(a)(b)	51,534	1,813,407
HD Hyundai Co. Ltd.	61,608	8,848,948
HD Hyundai Electric Co. Ltd.	33,348	20,260,447
HD Hyundai Heavy Industries Co. Ltd.(b)	32,255	13,583,436
HD Hyundai Infracore Co. Ltd.(b)	269,672	2,877,095
HD Hyundai Mipo	34,782	5,895,668
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	58,271	19,368,147
HDC Hyundai Development Co-Engineering & Construction, Class E(b)	74,069	1,000,508
HL Mando Co. Ltd.	58,337	1,572,893
HLB Inc.(a)(b)	168,721	5,742,565
HLB Life Science Co. Ltd.(a)(b)	211,066	621,299
HMM Co. Ltd.	367,636	5,293,497

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Hotel Shilla Co. Ltd.(a)	43,948	$1,498,612
HPSP Co. Ltd.(b)	77,928	1,879,294
HS Hyosung Advanced Materials Corp.	6,099	791,355
Hugel Inc.(a)(b)	9,088	1,667,528
HYBE Co. Ltd.(b)	29,558	7,060,737
Hyosung Corp.	9,684	859,082
Hyosung Heavy Industries Corp.	8,368	12,482,038
Hyosung TNC Corp.	3,715	541,564
Hyundai Department Store Co. Ltd.	21,210	1,201,580
Hyundai Elevator Co. Ltd.	47,674	2,526,904
Hyundai Engineering & Construction Co. Ltd.(b)	110,288	5,418,740
Hyundai Glovis Co. Ltd.(b)	48,848	6,455,952
Hyundai Marine & Fire Insurance Co. Ltd.(a)	106,695	2,041,517
Hyundai Mobis Co. Ltd.(b)	81,041	17,921,200
Hyundai Motor Co.	181,354	36,776,656
Hyundai Rotem Co. Ltd.(b)	108,433	17,542,591
Hyundai Steel Co.	112,055	2,588,811
Hyundai Wia Corp.	17,876	733,665
iM Financial Group Co. Ltd.	276,547	2,565,850
Industrial Bank of Korea	325,315	4,408,656
ISC Co. Ltd.	19,136	1,062,879
ISU Specialty Chemical(a)(b)	40,424	1,567,166
IsuPetasys Co. Ltd.	86,676	6,874,659
JB Financial Group Co. Ltd.(b)	156,538	2,464,496
Jusung Engineering Co. Ltd.	74,896	1,605,450
JYP Entertainment Corp.	49,665	2,815,930
Kakao Corp.(b)	426,920	19,456,754
Kakao Games Corp.(a)(b)	57,672	650,438
KakaoBank Corp.	213,488	3,460,374
Kangwon Land Inc.	123,077	1,457,126
KB Financial Group Inc.	498,051	40,657,689
KCC Corp.	8,625	2,656,019
KEPCO Engineering & Construction Co. Inc.(b)	31,513	2,248,059
KEPCO Plant Service & Engineering Co. Ltd.	40,096	1,422,228
Kia Corp.	314,486	26,378,639
KIWOOM Securities Co. Ltd.	24,589	5,107,455
Koh Young Technology Inc.	99,821	1,163,381
Kolmar Korea Co. Ltd.(b)	49,957	2,696,592
Kolon Industries Inc.	24,923	621,475
Korea Aerospace Industries Ltd.	103,956	7,531,819
Korea Electric Power Corp.	328,868	9,844,343
Korea Gas Corp.	49,309	1,441,622
Korea Investment Holdings Co. Ltd.	53,221	6,785,458
Korea Zinc Co. Ltd.	6,520	4,722,833
Korean Air Lines Co. Ltd.	218,480	3,390,423
Korean Reinsurance Co.(b)	234,829	1,748,753
Krafton Inc.(a)	38,404	7,432,999
KT&G Corp.	135,479	12,750,173
Kum Yang Co. Ltd.(a)(b)(d)	49,335	291,387
Kumho Petrochemical Co. Ltd.	25,407	2,065,200
Kumho Tire Co. Inc.(a)(b)	246,156	814,456
L&F Co. Ltd.(a)(b)	32,423	2,768,090
Lake Materials Co. Ltd.(b)	103,515	1,059,517
LEENO Industrial Inc.	75,109	3,023,158
LG Chem Ltd.	65,145	18,119,962
LG Corp.	120,648	6,785,350
LG Display Co. Ltd.(a)	362,449	3,705,547
LG Electronics Inc.	137,273	8,419,395
LG Energy Solution Ltd.(a)	64,494	21,350,538
LG H&H Co. Ltd.(b)	10,826	2,158,510
LG Innotek Co. Ltd.	19,661	3,316,661
LG Uplus Corp.	285,392	3,052,728
Security	Shares	Value
South Korea (continued)
LIG Nex1 Co. Ltd.	20,200	$7,358,344
LigaChem Biosciences Inc.(a)	46,237	4,741,356
Lotte Chemical Corp.	24,475	1,212,480
Lotte Chilsung Beverage Co. Ltd.	4,748	383,965
Lotte Energy Materials Corp.(a)(b)	34,126	620,674
Lotte Fine Chemical Co. Ltd.	45,397	1,450,660
Lotte Shopping Co. Ltd.	12,216	557,464
Lotte Wellfood Co. Ltd.	6,530	521,960
LS Corp.	26,236	3,823,475
LS Electric Co. Ltd.	21,793	6,615,475
Lunit Inc.(a)(b)	37,214	1,118,067
LX International Corp.	65,510	1,384,122
LX Semicon Co. Ltd.	16,941	679,462
Medytox Inc.(b)	8,402	707,497
Meritz Financial Group Inc.	130,150	10,085,847
Mirae Asset Securities Co. Ltd.(b)	358,391	6,589,437
Misto Holdings Corp.	73,829	1,904,314
Naturecell Co. Ltd.(a)(b)	99,646	1,723,266
NAVER Corp.	191,588	35,906,687
NCSoft Corp.	21,056	3,250,072
Netmarble Corp.(c)	34,024	1,289,336
Nexon Games Co. Ltd.(a)	73,258	686,018
NH Investment & Securities Co. Ltd.	256,928	3,662,794
NongShim Co. Ltd.(b)	6,122	1,871,923
OCI Holdings Co. Ltd.	22,841	1,826,294
Orion Corp./Republic of Korea	32,023	2,229,921
Oscotec Inc.(a)	71,702	2,061,070
Pan Ocean Co. Ltd.	354,924	953,423
Paradise Co. Ltd.(b)	86,505	1,120,835
Pearl Abyss Corp.(a)(b)	45,056	1,092,904
Peptron Inc.(a)(b)	32,859	6,238,540
PharmaResearch Co. Ltd.	10,573	4,003,016
Poongsan Corp.	31,668	2,435,546
Posco DX Co. Ltd.(b)	79,582	1,463,342
POSCO Future M Co. Ltd.(a)	45,596	6,908,550
POSCO Holdings Inc.	95,515	20,773,965
Posco International Corp.(b)	71,010	2,735,458
Rainbow Robotics(a)(b)	15,645	4,780,373
S-1 Corp.	20,485	1,077,206
Sam Chun Dang Pharm Co. Ltd.(b)	25,092	4,114,030
Samsung Biologics Co. Ltd.(a)(c)	24,576	21,011,089
Samsung C&T Corp.	110,173	17,435,013
Samsung E&A Co. Ltd.	207,425	3,771,045
Samsung Electro-Mechanics Co. Ltd.	71,571	12,268,740
Samsung Electronics Co. Ltd.	6,344,398	477,582,057
Samsung Fire & Marine Insurance Co. Ltd.	41,851	12,953,064
Samsung Heavy Industries Co. Ltd.(a)	911,867	18,912,560
Samsung Life Insurance Co. Ltd.	99,828	10,788,336
Samsung SDI Co. Ltd.	83,020	18,706,179
Samsung SDS Co. Ltd.	51,614	6,620,305
Samsung Securities Co. Ltd.	90,411	4,893,199
Samyang Foods Co. Ltd.	6,143	5,801,208
SD Biosensor Inc.	56,710	380,123
Seah Besteel Holdings Corp.	26,113	502,734
Seegene Inc.	56,570	1,003,352
Seojin System Co. Ltd.(a)(b)	80,955	1,535,591
SFA Engineering Corp.	40,481	701,693
Shinhan Financial Group Co. Ltd.	572,248	29,392,104
Shinsegae Inc.	8,694	1,059,639
Shinsung Delta Tech Co. Ltd.(b)	29,277	1,122,479
Silicon2 Co. Ltd.(a)(b)	77,410	2,441,271
SK Biopharmaceuticals Co. Ltd.(a)	50,798	4,107,372

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
SK Bioscience Co. Ltd.(a)(b)	42,617	$1,513,287
SK Chemicals Co. Ltd.	20,766	920,167
SK Hynix, Inc.	735,542	286,194,557
SK IE Technology Co. Ltd.(a)(b)(c)	41,948	901,177
SK Inc.	50,588	8,784,748
SK Innovation Co. Ltd.	82,479	7,448,274
SK Networks Co. Ltd.	167,542	533,321
SK Square Co. Ltd.(a)(b)	126,707	22,999,307
SK Telecom Co. Ltd.	28,863	1,056,728
SKC Co. Ltd.(a)(b)	31,889	2,841,474
SM Entertainment Co. Ltd.	24,555	2,056,994
S-Oil Corp.(a)(b)	59,827	3,011,340
SOLUM Co. Ltd.(a)(b)	115,211	1,444,881
Solus Advanced Materials Co. Ltd.(b)	57,717	370,563
Soop Co. Ltd.	16,719	851,215
Soulbrain Co. Ltd.	9,982	1,974,232
Taihan Cable & Solution Co. Ltd.(a)	125,982	2,129,250
TechWing Inc.	61,213	2,844,486
TKG Huchems Co. Ltd.	39,610	496,581
Wemade Co. Ltd.(a)	38,570	725,315
Woori Financial Group Inc.	848,718	15,108,620
YG Entertainment Inc.(b)	26,345	1,690,803
Youngone Corp.	21,168	858,310
Youngone Holdings Co. Ltd.(b)	15,947	1,590,503
Yuhan Corp.(b)	79,687	6,592,567
		1,965,331,478
Spain — 2.0%
Acciona SA	36,351	8,046,003
Acerinox SA	252,275	3,248,760
ACS Actividades de Construccion y Servicios SA	262,072	21,518,636
Aena SME SA(c)	981,343	26,654,422
Almirall SA	139,085	2,001,782
Amadeus IT Group SA	591,957	45,249,604
Atresmedia Corp. de Medios de Comunicacion SA	287,060	1,737,445
Banco Bilbao Vizcaya Argentaria SA	7,691,150	154,946,461
Banco de Sabadell SA	7,308,089	27,397,260
Banco Santander SA	20,141,173	205,242,301
Bankinter SA	933,942	14,078,461
CaixaBank SA	5,247,253	55,462,130
Cellnex Telecom SA(c)	683,674	21,283,958
CIE Automotive SA	121,366	4,070,242
Colonial SFL Socimi SA	403,420	2,552,748
Construcciones y Auxiliar de Ferrocarriles SA	48,312	3,050,521
Enagas SA	310,584	4,927,797
Ence Energia y Celulosa SA(b)	277,571	847,732
Endesa SA	380,310	13,628,747
Ferrovial SE	676,032	41,484,255
Fluidra SA	149,439	4,325,423
Gestamp Automocion SA(c)	202,590	783,898
Grifols SA	380,374	4,928,842
Iberdrola SA	8,490,622	172,072,985
Indra Sistemas SA	108,739	6,015,160
Industria de Diseno Textil SA	1,433,059	79,134,069
International Consolidated Airlines Group SA, Class DI	1,756,383	9,642,427
Laboratorios Farmaceuticos Rovi SA	31,907	2,249,608
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	947,939	1,256,538
Logista Integral SA	73,026	2,433,753
Melia Hotels International SA	203,140	1,681,002
Merlin Properties SOCIMI SA	470,022	7,322,128
Security	Shares	Value
Spain (continued)
Neinor Homes SA(c)	57,545	$1,144,229
Pharma Mar SA	22,806	1,928,143
Prosegur Cia. de Seguridad SA	370,157	1,208,460
Redeia Corp. SA	286,554	5,158,506
Repsol SA	1,455,827	26,713,484
Sacyr SA	827,887	3,641,879
Solaria Energia y Medio Ambiente SA(a)	180,422	3,120,021
Tecnicas Reunidas SA(a)	102,250	3,659,724
Telefonica SA	4,913,235	24,915,863
Unicaja Banco SA(c)	1,955,715	5,280,063
Vidrala SA	11,268	1,073,345
Viscofan SA	56,503	3,511,550
		1,030,630,365
Sweden — 2.5%
AAK AB	230,204	6,437,113
AddLife AB, Class B	188,307	4,068,113
AddTech AB, Class B	358,901	12,091,621
AFRY AB	158,161	2,713,266
Alfa Laval AB	376,630	17,900,348
Alimak Group AB(c)	85,139	1,260,024
Alleima AB	315,877	2,727,992
Arjo AB, Class B	410,246	1,301,817
Asmodee Group AB, Class B(a)	215,696	2,779,655
Assa Abloy AB, Class B	1,389,576	52,365,559
Atlas Copco AB, Class A	3,569,166	59,805,136
Atlas Copco AB, Class B	1,972,956	29,513,765
Attendo AB(c)	121,070	1,027,234
Avanza Bank Holding AB	175,765	6,755,450
Axfood AB	136,084	3,708,171
Beijer Ref AB, Class B	529,759	8,371,282
Betsson AB, Class B	224,340	3,496,250
Bilia AB, Class A	124,986	1,749,843
Billerud Aktiebolag	370,316	3,426,690
BioArctic AB, Class B(a)(c)	88,190	2,721,750
BioGaia AB, Class B	198,285	2,094,621
Boliden AB(a)	374,028	16,772,336
BoneSupport Holding AB(a)(c)	127,995	2,974,428
Bravida Holding AB(c)	308,047	2,603,703
Bufab AB	272,674	2,996,924
Bure Equity AB	82,370	2,412,396
Camurus AB(a)	63,513	4,178,165
Castellum AB	505,096	5,744,064
Catena AB	94,806	4,593,485
Clas Ohlson AB, Class B	86,721	3,162,606
Cloetta AB, Class B	539,566	2,010,540
Corem Property Group AB, Class B	996,809	405,377
Dios Fastigheter AB	186,237	1,269,213
Dometic Group AB(c)	454,491	2,221,556
Electrolux AB, Class B(a)	342,818	2,212,110
Electrolux Professional AB, Class B	490,514	3,406,841
Elekta AB, Class B	553,152	2,811,568
Embracer Group AB, Class B(a)	210,096	2,189,555
Epiroc AB, Class A	840,013	17,712,469
Epiroc AB, Class B	539,353	10,065,711
EQT AB	518,650	17,923,289
Essity AB, Class B	813,040	22,332,278
Evolution AB(c)	192,486	12,824,864
Fabege AB	362,115	3,188,434
Fastighets AB Balder, Class B(a)	875,649	6,422,769
Getinge AB, Class B	294,582	6,900,794
Granges AB	145,128	2,123,636
H & M Hennes & Mauritz AB, Class B	690,413	13,039,221

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Hemnet Group AB	133,579	$2,915,455
Hexagon AB, Class B	2,741,452	33,417,256
Hexatronic Group AB(a)(b)	528,657	1,203,176
Hexpol AB	393,043	3,573,634
HMS Networks AB(a)	70,116	3,892,047
Holmen AB, Class B	104,153	3,935,523
Hufvudstaden AB, Class A	171,248	2,276,088
Husqvarna AB, Class B	708,883	3,356,594
Industrivarden AB, Class A	174,636	7,261,370
Industrivarden AB, Class C	226,061	9,377,277
Indutrade AB	378,481	10,117,653
Instalco AB	414,719	1,058,160
Investment AB Latour, Class B	176,833	4,505,601
Investor AB, Class B	2,365,907	77,901,828
INVISIO AB	89,671	2,851,321
JM AB	151,354	2,154,829
Kinnevik AB, Class B(a)	463,044	4,370,034
L E Lundbergforetagen AB, Class B	80,425	4,304,578
Lifco AB, Class B	347,126	13,402,328
Lindab International AB	167,757	4,013,139
Loomis AB, Class B	96,959	3,906,035
Medicover AB, Class B	163,037	4,444,787
MEKO AB	85,725	693,420
Millicom International Cellular SA	166,859	7,860,728
MIPS AB	51,184	1,832,679
Modern Times Group MTG AB, Class B(a)	136,345	1,832,809
Munters Group AB(c)	238,555	4,037,444
Mycronic AB	245,274	5,753,829
NCC AB, Class B	164,563	3,751,359
New Wave Group AB, Class B	218,332	2,573,185
Nibe Industrier AB, Class B	2,100,329	8,173,016
Nolato AB, Class B	393,999	2,607,423
Nordea Bank Abp	4,092,131	70,003,281
Nordnet AB publ	207,824	6,000,977
Nyfosa AB	355,948	3,027,834
Pandox AB, Class B	174,984	3,488,537
Paradox Interactive AB	52,148	909,493
Peab AB, Class B	250,615	2,028,249
Platzer Fastigheter Holding AB, Class B	141,789	1,091,000
Ratos AB, Class B	413,810	1,674,071
Saab AB, Class B	444,127	24,438,728
Sagax AB, Class B	281,098	6,308,031
Samhallsbyggnadsbolaget i Norden AB(a)(b)	2,831,811	1,554,619
Sandvik AB	1,371,945	41,486,890
Scandic Hotels Group AB(c)	447,176	4,346,535
Sectra AB, Class B	202,731	6,431,065
Securitas AB, Class B	632,341	9,314,923
Sinch AB(a)(c)	1,108,572	4,014,316
Skandinaviska Enskilda Banken AB, Class A	2,049,667	39,127,273
Skanska AB, Class B	419,520	11,424,371
SKF AB, Class B	409,073	10,485,369
Spotify Technology SA(a)	207,503	135,980,866
SSAB AB, Class A	233,980	1,480,053
SSAB AB, Class B	898,410	5,562,859
Storskogen Group AB, Class B	2,073,578	2,142,537
Svenska Cellulosa AB SCA, Class B	779,580	10,384,115
Svenska Handelsbanken AB, Class A	1,960,300	25,580,597
Sweco AB, Class B	263,520	4,748,235
Swedbank AB, Class A	1,134,089	34,431,827
Swedish Orphan Biovitrum AB(a)	258,544	8,907,682
Tele2 AB, Class B	758,599	12,051,003
Telefonaktiebolaget LM Ericsson, Class B	3,728,219	37,825,990
Security	Shares	Value
Sweden (continued)
Telia Co. AB	2,984,302	$11,748,207
Thule Group AB(c)	179,215	4,591,559
Trelleborg AB, Class B	273,291	11,405,039
Truecaller AB, Class B	499,060	1,487,594
Vitec Software Group AB, Class B	66,645	2,325,980
Vitrolife AB	108,717	1,677,926
Volvo AB, Class B	2,070,264	56,714,980
Wallenstam AB, Class B	653,385	3,023,294
Wihlborgs Fastigheter AB	414,707	4,029,910
Yubico AB(a)(b)	84,080	851,425
		1,268,275,877
Switzerland — 5.2%
ABB Ltd., Registered	2,112,898	157,088,719
Accelleron Industries AG	143,297	11,746,184
Adecco Group AG, Registered	207,260	5,778,900
Alcon AG	674,535	50,276,458
Allreal Holding AG, Registered	19,302	4,613,345
ALSO Holding AG, Registered	9,705	2,788,553
Amrize Ltd.(a)	709,783	36,728,365
ams-OSRAM AG(a)	147,276	2,037,929
Aryzta AG(a)	52,211	3,347,636
Autoneum Holding AG	5,669	1,127,741
Avolta AG, Registered	117,381	6,187,623
Bachem Holding AG	54,366	3,944,435
Baloise Holding AG, Registered	55,054	13,672,167
Banque Cantonale Vaudoise, Registered	43,711	5,075,135
Barry Callebaut AG, Registered	4,455	5,791,678
Basilea Pharmaceutica Ag Allschwil, Registered(a)	29,738	1,722,376
Belimo Holding AG, Registered	14,120	15,234,689
BKW AG	32,821	7,345,584
Bossard Holding AG, Class A, Registered	8,740	1,899,238
Bucher Industries AG, Registered	7,489	3,323,055
Burckhardt Compression Holding AG	6,179	4,273,681
Bystronic AG, Registered	1,498	556,764
Cembra Money Bank AG	43,590	4,984,648
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,345	20,675,797
Chocoladefabriken Lindt & Spruengli AG, Registered	134	20,526,834
Cie Financiere Richemont SA, Class A, Registered	724,524	143,314,885
Clariant AG, Registered	267,184	2,395,598
Comet Holding AG, Registered	12,290	3,003,624
Daetwyler Holding AG, Bearer	10,897	2,009,415
DKSH Holding AG	47,338	3,301,144
dormakaba Holding AG	52,190	4,457,900
EFG International AG	147,337	3,072,402
Emmi AG, Registered	3,142	2,791,875
EMS-Chemie Holding AG, Registered	7,712	5,282,181
Flughafen Zurich AG, Registered	24,538	7,248,174
Forbo Holding AG, Registered	1,513	1,390,158
Galderma Group AG	213,647	39,676,813
Galenica AG(c)	67,352	7,258,634
Geberit AG, Registered	47,556	34,764,568
Georg Fischer AG	109,893	7,759,476
Givaudan SA, Registered	12,287	50,335,498
Helvetia Holding AG, Registered	52,978	13,018,216
Holcim AG	690,857	61,418,022
Huber + Suhner AG, Registered	22,139	4,054,683
Implenia AG, Registered	35,099	2,785,113
Inficon Holding AG	28,280	3,392,707

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Interroll Holding AG, Registered	976	$3,011,844
Julius Baer Group Ltd.	281,181	18,982,112
Kardex Holding AG, Registered	12,047	4,531,370
Komax Holding AG, Registered(a)(b)	6,287	518,047
Kuehne + Nagel International AG, Registered	55,785	10,702,162
Landis+Gyr Group AG	38,018	2,754,203
LEM Holding SA, Registered(a)	842	478,176
Logitech International SA, Registered	209,784	25,219,918
Lonza Group AG, Registered	95,101	65,670,234
Medmix AG(c)	36,563	419,982
Mobilezone Holding AG, Registered	51,469	769,238
Mobimo Holding AG, Registered	12,841	5,443,068
Nestle SA, Registered	3,445,922	329,252,475
Novartis AG, Registered	2,540,477	314,413,642
OC Oerlikon Corp. AG Pfaffikon, Registered	329,683	1,178,943
Partners Group Holding AG	30,236	37,027,510
PSP Swiss Property AG, Registered	62,422	10,796,737
Roche Holding AG, Bearer	39,966	13,559,004
Roche Holding AG, NVS	940,470	304,637,205
Sandoz Group AG	579,834	38,661,469
Schindler Holding AG, Participation Certificates, NVS	57,503	20,482,578
Schindler Holding AG, Registered	30,263	10,230,100
Schweiter Technologies AG	1,583	546,791
Sensirion Holding AG(a)(c)	15,377	1,101,926
SFS Group AG	23,794	3,226,868
SGS SA	218,751	24,668,504
Siegfried Holding AG	55,454	5,349,075
SIG Group AG	372,978	4,170,173
Sika AG, Registered	206,108	40,394,637
Softwareone Holding AG	154,114	1,583,628
Softwareone Holding AG(a)	127,094	1,289,353
Sonova Holding AG, Registered	69,308	18,905,154
Stadler Rail AG	72,292	1,772,711
Straumann Holding AG	152,774	19,203,956
Sulzer AG, Registered	32,294	5,397,131
Sunrise Communications AG, Class A	88,196	4,834,216
Swatch Group AG (The), Bearer	37,047	7,742,324
Swiss Life Holding AG, Registered	38,300	41,572,814
Swiss Prime Site AG, Registered	116,646	16,580,400
Swiss Re AG	407,031	74,324,649
Swisscom AG, Registered	35,061	25,682,978
Swissquote Group Holding SA, Registered	16,301	10,356,717
Tecan Group AG, Registered	18,460	3,371,045
Temenos AG, Registered	73,882	6,975,798
UBS Group AG, Registered	4,289,302	164,131,480
Valiant Holding AG, Registered	26,800	4,411,088
VAT Group AG(c)	36,128	15,788,544
Vontobel Holding AG, Registered	44,175	3,349,751
Ypsomed Holding AG, Registered	8,998	3,533,025
Zurich Insurance Group AG	196,281	136,507,747
		2,658,991,120
Taiwan — 6.3%
AcBel Polytech Inc.	1,553,000	2,190,001
Accton Technology Corp.	709,000	24,656,677
Acer Inc.	3,433,148	3,345,003
Acter Group Corp. Ltd.	230,000	5,741,062
ADATA Technology Co. Ltd.	726,784	4,665,627
Advanced Energy Solution Holding Co. Ltd.	68,000	2,588,611
Advanced Wireless Semiconductor Co.	416,631	1,497,804
Advantech Co. Ltd.	598,756	6,081,790
Airoha Technology Corp., NVS	73,000	1,181,949
Security	Shares	Value
Taiwan (continued)
Airtac International Group	155,185	$4,577,176
Alchip Technologies Ltd.	107,000	12,054,505
Allis Electric Co. Ltd.	421,980	1,510,115
Ambassador Hotel (The)	94,000	131,197
Andes Technology Corp.(a)	138,108	1,196,380
AP Memory Technology Corp.	206,000	2,693,073
Ardentec Corp.	868,000	2,630,292
ASE Technology Holding Co. Ltd.	4,419,958	35,363,027
Asia Cement Corp.	2,363,329	2,785,527
Asia Optical Co. Inc.	464,000	2,353,416
Asia Vital Components Co. Ltd.	468,709	21,457,801
ASMedia Technology Inc.	59,000	2,754,756
ASPEED Technology Inc.	42,600	7,554,814
Asustek Computer Inc.	957,000	21,620,063
AUO Corp.	7,531,400	2,961,681
AURAS Technology Co. Ltd.	121,000	4,119,352
BES Engineering Corp.(a)	3,890,000	1,936,342
Bizlink Holding Inc.	276,145	12,412,250
Bora Pharmaceuticals Co. Ltd.	187,180	3,777,108
Brighton-Best International Taiwan Inc.	950,000	1,034,393
Caliway Biopharmaceuticals Co. Ltd.(a)	1,460,000	7,082,452
Capital Securities Corp.	4,055,450	3,217,622
Catcher Technology Co. Ltd.	674,000	4,346,117
Cathay Financial Holding Co. Ltd.	12,789,254	26,541,433
Center Laboratories Inc.	973,485	1,074,629
Century Iron & Steel Industrial Co. Ltd.	298,000	1,482,427
Chailease Holding Co. Ltd.	1,761,266	5,887,160
Chang Hwa Commercial Bank Ltd.	6,619,095	4,256,968
Chenbro Micom Co. Ltd.	191,000	5,707,414
Cheng Loong Corp.	1,613,000	895,544
Cheng Shin Rubber Industry Co. Ltd.	2,597,500	2,692,779
Cheng Uei Precision Industry Co. Ltd.	709,000	1,133,540
Chicony Electronics Co. Ltd.	758,137	3,197,167
China Airlines Ltd.	6,437,000	4,173,159
China Bills Finance Corp.	1,992,000	1,078,339
China Motor Corp.	355,000	671,936
China Petrochemical Development Corp.(a)	7,952,587	1,936,694
China Steel Chemical Corp.	457,000	1,209,262
China Steel Corp.	15,086,575	9,103,299
Chipbond Technology Corp.	1,061,000	2,053,307
ChipMOS Technologies Inc.	1,633,000	1,717,924
Chroma ATE Inc.	494,000	13,079,482
Chung-Hsin Electric & Machinery Manufacturing Corp.	674,000	3,346,086
Chunghwa Precision Test Tech Co. Ltd.	58,000	3,020,787
Chunghwa Telecom Co. Ltd.	4,681,000	19,945,525
Compal Electronics Inc.	4,448,000	4,752,920
Compeq Manufacturing Co. Ltd.	1,407,000	3,976,526
Coretronic Corp.	597,000	1,692,797
CTBC Financial Holding Co. Ltd.	22,519,980	30,583,985
CTCI Corp.	1,166,199	1,156,081
Delta Electronics Inc.	2,592,000	83,368,741
E Ink Holdings Inc.	1,142,000	7,845,442
E.Sun Financial Holding Co. Ltd.	20,933,745	20,220,856
Eclat Textile Co. Ltd.	219,365	2,915,473
EirGenix Inc.(a)	321,000	697,975
Elan Microelectronics Corp.	581,000	2,333,437
Elite Material Co. Ltd.	415,000	18,233,309
Elite Semiconductor Microelectronics Technology Inc.	670,000	1,951,399
eMemory Technology Inc.	82,000	5,280,628
Ennoconn Corp.	272,273	2,580,263

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Ennostar Inc.	1,181,500	$1,313,425
Eternal Materials Co. Ltd.	1,755,253	2,325,281
Eva Airways Corp.	3,557,332	4,175,832
Evergreen Marine Corp. Taiwan Ltd.	1,489,590	9,344,373
Everlight Electronics Co. Ltd.	1,052,000	2,000,547
Far Eastern Department Stores Ltd.	1,094,702	769,538
Far Eastern International Bank	7,911,551	3,250,072
Far Eastern New Century Corp.	3,841,071	3,305,396
Far EasTone Telecommunications Co. Ltd.	2,329,000	6,994,335
Faraday Technology Corp.	337,968	1,995,174
Feng Hsin Steel Co. Ltd.	725,000	1,492,876
Feng TAY Enterprise Co. Ltd.	467,564	1,850,689
First Financial Holding Co. Ltd.	15,632,314	14,499,919
Fitipower Integrated Technology Inc.	176,250	868,539
FLEXium Interconnect Inc.(a)	476,987	977,552
Formosa Chemicals & Fibre Corp.	4,548,660	4,304,138
Formosa Plastics Corp.	5,398,040	6,670,605
Fortune Electric Co. Ltd.	246,070	5,689,243
Fositek Corp.	83,000	3,890,993
Foxconn Technology Co. Ltd.	1,771,287	4,094,414
Fubon Financial Holding Co. Ltd.	11,068,414	32,757,704
Fulgent Sun International Holding Co. Ltd.	250,824	780,601
General Interface Solution GIS Holding Ltd.(a)	347,000	555,732
Genius Electronic Optical Co. Ltd.	141,281	1,919,750
Getac Holdings Corp.	707,000	3,167,059
Giant Manufacturing Co. Ltd.	514,189	1,694,066
Gigabyte Technology Co. Ltd.	696,000	6,309,476
Global Unichip Corp.	123,000	6,081,112
Globalwafers Co. Ltd.	292,000	4,800,762
Gloria Material Technology Corp.	1,496,000	1,652,308
Gold Circuit Electronics Ltd.	514,000	7,717,277
Goldsun Building Materials Co. Ltd.	1,912,056	2,247,977
Gourmet Master Co. Ltd.	129,000	292,597
Grand Process Technology Corp.	44,000	2,067,683
Grape King Bio Ltd.	210,000	842,795
Great Wall Enterprise Co. Ltd.	1,626,195	2,746,541
Gudeng Precision Industrial Co. Ltd.	196,000	2,236,120
HannStar Display Corp.(a)	3,910,000	906,554
Highwealth Construction Corp.	2,621,766	3,320,536
Hiwin Technologies Corp.	488,879	3,529,767
Hon Hai Precision Industry Co. Ltd.	16,768,769	139,472,249
Hota Industrial Manufacturing Co. Ltd.	558,194	1,075,916
Hotai Motor Co. Ltd.	386,600	7,087,701
HTC Corp.(a)	1,383,000	2,256,116
Hua Nan Financial Holdings Co. Ltd.	12,820,522	12,163,807
Huaku Development Co. Ltd.	656,040	2,219,132
IBF Financial Holdings Co. Ltd.	6,929,198	3,431,144
Innolux Corp.	9,045,465	3,895,745
International Games System Co. Ltd.	297,000	6,940,037
Inventec Corp.	3,335,000	4,949,643
ITEQ Corp.	460,101	1,742,017
Jentech Precision Industrial Co. Ltd.	139,993	9,598,794
Jinan Acetate Chemical Co. Ltd.	1,390,830	2,721,748
Kaori Heat Treatment Co. Ltd.	293,000	5,902,992
Kenda Rubber Industrial Co. Ltd.	1,094,968	712,998
Kenmec Mechanical Engineering Co. Ltd.	505,128	1,150,811
KGI Financial Holding Co. Ltd.	22,903,137	11,814,388
King Slide Works Co. Ltd.	79,000	10,480,281
King Yuan Electronics Co. Ltd.	1,510,000	10,587,245
Kinik Co.	203,000	2,061,135
Kinsus Interconnect Technology Corp.	389,000	1,716,838
L&K Engineering Co. Ltd.	298,000	4,610,099
Security	Shares	Value
Taiwan (continued)
LandMark Optoelectronics Corp.	150,000	$2,058,867
Largan Precision Co. Ltd.	125,000	8,971,773
Lien Hwa Industrial Holdings Corp.	2,165,226	3,396,614
Lite-On Technology Corp.	2,694,074	15,629,633
Lotes Co. Ltd.	108,841	4,852,753
Lotus Pharmaceutical Co. Ltd.	220,000	2,110,529
M31 Technology Corp.	52,801	697,977
Macronix International Co. Ltd.(a)	2,794,525	2,817,256
Makalot Industrial Co. Ltd.	367,863	3,209,574
MediaTek Inc.	2,024,970	85,877,809
Medigen Vaccine Biologics Corp.(a)	450,595	517,565
Mega Financial Holding Co. Ltd.	15,687,087	20,623,729
Merida Industry Co. Ltd.	426,350	1,381,719
Merry Electronics Co. Ltd.	658,834	2,189,015
Microbio Co. Ltd.(a)	710,643	508,231
Micro-Star International Co. Ltd.	804,000	2,850,107
Mitac Holdings Corp.	1,569,917	5,067,623
MPI Corp.	155,000	10,509,750
Nan Kang Rubber Tire Co. Ltd.	798,238	938,187
Nan Ya Plastics Corp.	6,827,300	9,186,832
Nan Ya Printed Circuit Board Corp.	347,000	3,252,427
Nanya Technology Corp.(a)	2,143,000	9,151,670
Nien Made Enterprise Co. Ltd.	252,000	3,018,915
Novatek Microelectronics Corp.	694,000	8,842,347
Nuvoton Technology Corp.	549,000	1,095,037
Oneness Biotech Co. Ltd.(a)	905,272	1,902,458
Orient Semiconductor Electronics Ltd.	1,167,000	1,832,497
Pan Jit International Inc.	988,000	2,697,121
Parade Technologies Ltd.	106,000	2,335,415
Pegatron Corp.	2,606,000	6,269,483
PharmaEssentia Corp.	443,892	7,171,502
Phison Electronics Corp.	183,000	6,309,150
Pixart Imaging Inc.	302,000	2,266,980
Polaris Group(a)	510,813	568,118
Pou Chen Corp.	3,140,000	2,987,687
Powerchip Semiconductor Manufacturing Corp.(a)	4,099,000	4,160,832
Powertech Technology Inc.	723,000	4,038,789
President Chain Store Corp.	648,000	5,018,097
Primax Electronics Ltd.	819,000	2,203,686
Prince Housing & Development Corp.	2,790,521	808,674
Qisda Corp.	2,114,780	2,124,987
Quanta Computer Inc.	3,582,000	34,739,057
Quanta Storage Inc.	525,000	1,808,716
Radiant Opto-Electronics Corp.	522,060	2,236,316
Raydium Semiconductor Corp.	111,000	877,183
Realtek Semiconductor Corp.	625,020	10,436,996
Ruentex Development Co. Ltd.	2,752,469	2,666,090
Ruentex Industries Ltd.	1,128,044	1,967,928
Sanyang Motor Co. Ltd.	873,000	1,712,962
Sercomm Corp.	521,000	1,669,741
Shanghai Commercial & Savings Bank Ltd. (The)	5,074,007	6,531,799
Shihlin Electric & Engineering Corp.	364,000	2,352,709
Shin Zu Shing Co. Ltd.	283,984	1,938,795
Shinkong Synthetic Fibers Corp.	3,361,000	1,456,788
Silergy Corp.	406,000	2,921,084
Silicon Integrated Systems Corp.	968,200	1,735,545
Simplo Technology Co. Ltd.	303,200	3,451,419
Sinbon Electronics Co. Ltd.	280,000	1,919,053
Sino-American Silicon Products Inc.	906,000	3,666,141
SinoPac Financial Holdings Co. Ltd.	16,692,696	13,894,883

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Sitronix Technology Corp.	258,000	$1,676,344
Standard Foods Corp.	829,422	846,354
Sunonwealth Electric Machine Industry Co. Ltd.	540,000	2,635,731
Supreme Electronics Co. Ltd.	864,000	1,850,990
Synnex Technology International Corp.	1,338,600	2,467,807
TA Chen Stainless Pipe	2,800,258	3,337,853
Ta Ya Electric Wire & Cable	1,982,545	2,699,219
Taichung Commercial Bank Co. Ltd.	6,389,813	4,442,191
TaiMed Biologics Inc.(a)	493,338	1,144,554
Tainan Spinning Co. Ltd.	3,200,816	1,310,210
Taiwan Business Bank	10,057,346	5,009,637
Taiwan Cooperative Financial Holding Co. Ltd.	13,837,221	10,694,037
Taiwan Fertilizer Co. Ltd.	1,368,000	2,138,451
Taiwan High Speed Rail Corp.	2,303,000	2,046,990
Taiwan Hon Chuan Enterprise Co. Ltd.	660,055	2,706,297
Taiwan Mobile Co. Ltd.	2,182,000	7,765,422
Taiwan Secom Co. Ltd.	600,105	2,105,535
Taiwan Semiconductor Manufacturing Co. Ltd.	33,054,000	1,598,480,408
Taiwan Surface Mounting Technology Corp.	417,000	1,486,543
Taiwan Union Technology Corp.	450,000	5,610,836
Tatung Co. Ltd.	2,204,000	2,583,339
TCC Group Holdings Co. Ltd.	9,506,081	6,820,379
Teco Electric and Machinery Co. Ltd.	2,016,000	7,587,266
Test Research Inc.	443,000	2,244,613
Tong Hsing Electronic Industries Ltd.	557,931	2,266,465
Tong Yang Industry Co. Ltd.	533,000	1,672,241
Topco Scientific Co. Ltd.	345,000	3,822,713
Transcend Information Inc.	610,000	2,612,485
Tripod Technology Corp.	557,000	6,159,966
TS Financial Holding Co. Ltd.	28,176,471	17,117,368
TSRC Corp.	1,592,100	775,086
TTY Biopharm Co. Ltd.	518,965	1,341,506
Tung Ho Steel Enterprise Corp.	1,023,540	2,088,072
TXC Corp.	753,000	2,174,068
Unimicron Technology Corp.	1,660,000	8,749,094
Uni-President Enterprises Corp.	6,992,292	17,864,745
Unitech Printed Circuit Board Corp.	1,259,459	1,072,494
United Integrated Services Co. Ltd.	282,000	7,849,397
United Microelectronics Corp.	14,781,000	22,322,667
UPI Semiconductor Corp.	156,000	949,659
Vanguard International Semiconductor Corp.	1,438,964	4,504,635
Via Technologies Inc.	584,000	993,849
VisEra Technologies Co. Ltd.	255,000	2,122,966
Visual Photonics Epitaxy Co. Ltd.	452,000	2,022,123
Voltronic Power Technology Corp.	94,788	3,713,396
Walsin Lihwa Corp.	5,221,228	5,057,297
Walsin Technology Corp.	607,000	2,435,553
Wan Hai Lines Ltd.	1,084,200	2,892,802
Win Semiconductors Corp.	483,953	1,682,340
Winbond Electronics Corp.(a)	5,745,211	10,048,072
Wisdom Marine Lines Co. Ltd.	706,000	1,446,405
Wistron Corp.	3,933,227	19,061,674
Wiwynn Corp.	153,000	21,575,993
WNC Corp.	578,973	2,349,369
WPG Holdings Ltd.	1,783,360	3,487,847
WT Microelectronics Co. Ltd.	878,000	4,070,439
XinTec Inc.	327,000	1,618,372
Yageo Corp.	2,070,720	16,666,939
Yang Ming Marine Transport Corp.	2,293,000	4,277,956
YFY Inc.	2,046,000	1,687,275
Yuanta Financial Holding Co. Ltd.	13,344,691	14,941,311
Yulon Finance Corp.	408,450	1,275,543
Security	Shares	Value
Taiwan (continued)
Yulon Motor Co. Ltd.	976,274	$1,040,926
Zhen Ding Technology Holding Ltd.	876,050	4,625,994
		3,196,905,598
Thailand — 0.4%
Advanced Info Service PCL, NVDR	1,605,100	14,993,456
Airports of Thailand PCL, NVDR(b)	6,220,200	7,933,076
Amata Corp. PCL, NVDR	4,003,000	1,784,727
B Grimm Power PCL, NVDR	2,599,400	1,301,277
Bangchak Corp. PCL, NVDR	2,705,800	2,469,013
Bangkok Chain Hospital PCL, NVDR(b)	3,987,600	1,393,533
Bangkok Dusit Medical Services PCL, NVDR	14,496,100	8,459,177
Bangkok Expressway & Metro PCL, NVDR	13,470,900	2,149,149
Banpu PCL, NVDR	16,117,800	2,514,479
Betagro PCL, NVDR	538,300	266,448
BTS Group Holdings PCL, NVDR(a)	24,733,711	2,251,363
Bumrungrad Hospital PCL, NVDR	768,100	4,077,033
Central Pattana PCL, NVDR	3,067,700	5,087,608
CH Karnchang PCL, NVDR	2,486,100	1,175,039
Charoen Pokphand Foods PCL, NVDR	4,948,200	3,226,162
CK Power PCL, NVDR(b)	6,916,300	547,143
CP ALL PCL, NVDR	7,747,700	11,015,992
CP Axtra PCL, NVDR	2,713,985	1,643,866
Delta Electronics Thailand PCL, NVDR	4,367,300	29,212,030
Electricity Generating PCL, NVDR	700,000	2,662,701
Gulf Development PCL, NVDR(a)	7,167,073	9,789,454
Hana Microelectronics PCL, NVDR	1,046,300	749,317
Home Product Center PCL, NVDR	8,842,500	1,789,267
IRPC PCL, NVDR	24,399,500	867,124
KCE Electronics PCL, NVDR	1,488,700	1,172,755
Kiatnakin Phatra Bank PCL, NVDR	1,335,400	2,714,401
Krung Thai Bank PCL, NVDR	6,673,400	5,619,082
Land & Houses PCL, NVDR	17,127,800	2,061,930
MBK PCL, NVDR	2,250,700	1,147,870
Minor International PCL, NVDR(b)	4,396,400	3,126,290
Muangthai Capital PCL, NVDR	1,929,700	2,412,398
Osotspa PCL, NVDR	2,133,400	1,034,973
PTT Exploration & Production PCL, NVDR	1,644,961	5,450,740
PTT Global Chemical PCL, NVDR(b)	3,167,900	2,471,290
PTT PCL, NVDR	13,084,700	12,443,649
SCB X PCL, NVDR	901,700	3,651,886
Siam Cement PCL (The), NVDR(b)	985,000	6,214,555
Sri Trang Agro-Industry PCL, NVDR	3,838,700	1,410,817
Srisawad Corp. PCL, NVDR	2,371,899	2,072,321
Thai Oil PCL, NVDR	2,530,500	2,798,599
Thai Union Group PCL, NVDR	4,589,200	1,858,619
Thanachart Capital PCL, NVDR	1,132,800	1,786,872
True Corp. PCL, NVDR(a)	13,742,985	4,799,365
TTW PCL, NVDR	9,908,000	2,773,076
VGI PCL, NVDR(b)	24,972,500	965,152
WHA Corp. PCL, NVDR	21,841,100	2,196,549
		187,541,623
Turkey — 0.2%
Akbank TAS	4,129,760	5,962,899
Alarko Holding A/S(b)	543,954	1,041,646
Anadolu Efes Biracilik Ve Malt Sanayii A/S(b)	3,852,250	1,329,843
Aselsan Elektronik Sanayi Ve Ticaret A/S	2,261,117	10,931,458
BIM Birlesik Magazalar A/S	633,336	8,110,500
Dogan Sirketler Grubu Holding AS(b)	5,121,431	2,079,571
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	6,077,050	2,912,783
Eregli Demir ve Celik Fabrikalari TAS(b)	7,884,058	5,147,295
Ford Otomotiv Sanayi AS	1,354,597	3,193,869

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey (continued)
Haci Omer Sabanci Holding AS	1,698,111	$3,287,311
Hektas Ticaret TAS(a)(b)	27,165,128	2,303,516
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(a)(b)	4,275,042	2,781,259
KOC Holding AS	1,078,764	4,393,137
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	498,585	1,071,380
Migros Ticaret AS(b)	243,026	2,617,656
Oyak Cimento Fabrikalari AS(b)	2,933,043	1,479,511
Pegasus Hava Tasimaciligi AS(a)(b)	538,206	2,683,484
Petkim Petrokimya Holding AS(a)(b)	6,335,096	2,583,410
Sok Marketler Ticaret AS(b)	894,211	939,845
TAV Havalimanlari Holding AS(a)(b)	463,129	2,910,891
Tekfen Holding AS(a)(b)	546,935	1,095,066
Tofas Turk Otomobil Fabrikasi AS(b)	265,777	1,666,608
Turk Altin Isletmeleri AS(a)	3,919,876	2,499,995
Turk Hava Yollari AO	742,169	5,139,263
Turkcell Iletisim Hizmetleri AS(b)	1,519,302	3,597,173
Turkiye Is Bankasi AS, Class C	11,422,679	3,428,556
Turkiye Petrol Rafinerileri AS	1,235,401	5,799,023
Turkiye Sise ve Cam Fabrikalari AS(b)	2,363,468	2,063,328
Ulker Biskuvi Sanayi AS(b)	508,662	1,305,104
Yapi ve Kredi Bankasi A/S(a)	4,780,108	3,813,314
		98,168,694
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	4,051,027	15,893,388
Abu Dhabi Islamic Bank PJSC	2,272,669	13,059,045
Abu Dhabi National Oil Co. for Distribution PJSC	4,462,885	4,362,095
ADNOC Drilling Co. PJSC	4,522,862	6,871,199
Adnoc Gas PLC	8,157,651	7,750,913
Agility Global PLC	6,812,502	2,021,707
Air Arabia PJSC	5,343,464	5,669,887
Ajman Bank PJSC	2,190,257	870,654
Aldar Properties PJSC	5,867,005	14,374,844
Americana Restaurants International PLC - Foreign Co.	3,697,544	2,103,995
Dubai Electricity & Water Authority PJSC	7,973,340	6,032,364
Dubai Financial Market PJSC	2,126,774	891,717
Dubai Investments PJSC	3,590,090	3,246,433
Dubai Islamic Bank PJSC	4,489,238	11,612,830
Emaar Development PJSC	1,561,641	6,343,479
Emaar Properties PJSC	9,175,825	35,507,171
Emirates Central Cooling Systems Corp.	4,320,932	1,858,744
Emirates NBD Bank PJSC	2,597,738	19,874,062
Emirates Telecommunications Group Co. PJSC	4,610,083	24,340,233
First Abu Dhabi Bank PJSC	5,936,757	28,181,823
Gulf Navigation Holding PJSC(a)	1,286,369	3,187,072
Multiply Group PJSC(a)	5,845,044	4,749,251
Phoenix Group PLC(a)	3,388,999	1,143,663
Salik Co. PJSC	2,912,232	4,741,460
Taaleem Holdings PJSC	598,680	707,407
		225,395,436
United Kingdom — 8.9%
3i Group PLC	1,302,097	75,353,118
4imprint Group PLC	37,651	1,648,839
Aberdeen Group PLC	2,074,802	5,533,567
Admiral Group PLC	337,017	14,511,008
AG Barr PLC	204,819	1,800,297
Airtel Africa PLC(c)	1,672,641	6,082,852
AJ Bell PLC	510,570	3,605,204
Anglo American PLC, NVS	1,467,863	55,533,101
Security	Shares	Value
United Kingdom (continued)
Antofagasta PLC	536,278	$19,682,668
Ashmore Group PLC	633,384	1,563,471
Ashtead Group PLC	576,377	38,498,968
ASOS PLC(a)(b)	94,225	315,029
Associated British Foods PLC	448,490	13,533,877
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	613,007	507,513
AstraZeneca PLC	2,068,684	341,226,383
Auto Trader Group PLC(c)	1,206,739	12,380,035
Aviva PLC	3,934,831	34,584,367
B&M European Value Retail SA	1,248,101	2,947,023
Babcock International Group PLC	396,934	6,338,648
BAE Systems PLC	4,033,458	99,358,061
Balfour Beatty PLC	880,612	7,782,912
Baltic Classifieds Group PLC	732,670	2,839,400
Barclays PLC	19,136,794	102,642,496
Barratt Redrow PLC	1,906,912	9,436,312
Beazley PLC	852,594	10,430,456
Bellway PLC	160,558	5,541,335
Berkeley Group Holdings PLC	142,478	7,547,724
Big Yellow Group PLC	249,952	3,656,021
Bodycote PLC	292,015	2,366,935
BP PLC	20,921,527	122,575,199
Breedon Group PLC	446,906	2,023,148
British American Tobacco PLC	2,780,947	142,427,575
British Land Co. PLC (The)	1,118,399	5,585,796
BT Group PLC	8,514,250	20,779,647
Bunzl PLC	441,820	13,430,313
Burberry Group PLC(a)	505,199	8,223,459
Bytes Technology Group PLC	285,347	1,390,639
C&C Group PLC	765,155	1,375,092
Carnival PLC(a)	182,579	4,743,372
Centrica PLC	6,779,249	15,977,340
CK Hutchison Holdings Ltd.	3,806,388	25,241,953
Coats Group PLC	2,328,603	2,502,426
Coca-Cola HBC AG, Class DI	303,378	13,766,700
Compass Group PLC	2,257,806	74,732,976
Computacenter PLC	107,684	4,057,837
Convatec Group PLC(c)	1,911,212	6,138,016
Craneware PLC	51,728	1,528,989
Cranswick PLC	62,095	4,028,395
Crest Nicholson Holdings PLC	546,707	1,188,614
Croda International PLC	183,369	6,960,882
Currys PLC	1,515,928	2,798,021
CVS Group PLC	140,708	2,295,400
DCC PLC	127,826	8,421,050
Derwent London PLC	130,995	3,033,248
Diageo PLC	2,917,926	67,117,389
Diploma PLC	178,725	13,185,077
Diversified Energy Co. PLC	84,760	1,068,952
Domino's Pizza Group PLC	637,749	1,630,997
Dowlais Group PLC	1,821,213	1,978,522
Dr. Martens PLC	863,592	1,031,261
Drax Group PLC	543,669	5,152,720
Dunelm Group PLC	194,546	2,857,329
easyJet PLC	484,367	3,083,866
Elementis PLC	1,189,184	2,570,505
Endeavour Mining PLC	258,473	10,461,256
Energean PLC	255,386	3,234,225
Entain PLC	809,376	8,430,217
Experian PLC	1,222,765	57,036,062
Fevertree Drinks PLC	180,747	1,981,041

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Firstgroup PLC	1,409,518	$3,888,535
Frasers Group PLC(a)	319,917	3,071,153
Fresnillo PLC	294,603	8,615,121
Future PLC	173,876	1,402,029
Games Workshop Group PLC	46,691	9,777,477
Gamma Communications PLC	142,692	1,861,423
GB Group PLC	359,365	1,111,790
Genuit Group PLC	448,074	2,178,510
Genus PLC	93,372	3,017,504
Glencore PLC	13,559,403	64,957,198
Grafton Group PLC	320,592	4,008,869
Grainger PLC	977,172	2,407,615
Great Portland Estates PLC	553,871	2,424,622
Greencore Group PLC	884,186	2,770,308
Greggs PLC	143,202	3,035,208
GSK PLC	5,434,570	127,241,970
Haleon PLC	12,126,860	56,392,673
Halma PLC	503,364	23,455,965
Hammerson PLC	752,584	3,019,907
Harbour Energy PLC	899,440	2,662,335
Hays PLC	2,271,907	1,764,220
Hikma Pharmaceuticals PLC	203,785	4,929,457
Hill & Smith PLC	127,195	3,599,234
Hiscox Ltd.	414,170	7,487,478
Hochschild Mining PLC	619,681	2,693,740
Howden Joinery Group PLC	794,980	9,029,273
HSBC Holdings PLC	23,531,845	329,432,692
Hunting PLC	301,664	1,353,350
Ibstock PLC(c)	995,115	1,787,656
ICG PLC	388,739	9,875,473
IG Group Holdings PLC	484,468	7,091,434
IMI PLC	333,477	10,484,174
Imperial Brands PLC	1,082,905	43,028,458
Inchcape PLC	509,229	5,110,036
Informa PLC	1,926,880	24,535,560
IntegraFin Holdings PLC	446,398	2,125,991
InterContinental Hotels Group PLC	208,769	25,183,209
International Workplace Group PLC	1,044,434	3,108,347
Intertek Group PLC	208,087	13,860,263
Investec PLC	854,157	6,431,492
IP Group PLC(a)	2,080,490	1,650,816
ITV PLC	4,610,764	4,220,489
J D Wetherspoon PLC	144,569	1,226,493
J Sainsbury PLC	1,984,564	8,905,925
JD Sports Fashion PLC	3,646,445	4,468,299
JET2 PLC	199,158	3,477,875
John Wood Group PLC(a)(d)	907,973	186,960
Johnson Matthey PLC	214,551	6,008,776
JTC PLC(c)	238,475	4,081,647
Jupiter Fund Management PLC	698,134	1,397,512
Just Group PLC	1,526,625	4,261,692
Kainos Group PLC	172,970	2,146,354
Keller Group PLC	136,861	2,854,907
Kingfisher PLC	2,664,172	10,804,763
Lancashire Holdings Ltd.	363,547	3,192,385
Land Securities Group PLC	865,149	7,070,506
Legal & General Group PLC	7,695,696	24,048,412
Lion Finance Group PLC	54,657	5,753,948
Lloyds Banking Group PLC	80,094,766	93,910,108
London Stock Exchange Group PLC	628,577	78,337,208
LondonMetric Property PLC	2,626,190	6,570,214
M&G PLC	3,210,306	11,114,613
Security	Shares	Value
United Kingdom (continued)
Man Group PLC/Jersey	1,768,658	$4,886,466
Marks & Spencer Group PLC	2,704,984	14,135,755
Marshalls PLC	387,929	860,242
Melrose Industries PLC	1,767,643	14,561,927
Metlen Energy & Metals PLC(a)	155,319	7,877,252
Mitchells & Butlers PLC(a)	514,410	1,645,525
Mitie Group PLC	2,438,735	5,279,805
Mondi PLC, NVS	538,765	6,022,230
MONY Group PLC	790,971	2,017,196
Morgan Advanced Materials PLC	531,751	1,425,065
Morgan Sindall Group PLC	59,441	3,631,074
National Grid PLC	6,448,419	96,688,249
NatWest Group PLC, NVS	10,811,639	83,233,538
NCC Group PLC	559,738	1,100,930
Next PLC	165,994	31,188,621
Ninety One PLC	645,991	1,963,700
NMC Health PLC, NVS(a)(d)	74,553	1
Ocado Group PLC(a)	890,337	2,564,208
OSB Group PLC	636,504	4,511,517
Oxford Instruments PLC	71,129	1,764,757
Oxford Nanopore Technologies PLC(a)	734,971	1,325,474
Pagegroup PLC	465,793	1,445,803
Paragon Banking Group PLC	437,175	4,761,085
Pearson PLC	906,863	12,621,734
Penno Group PLC	559,163	3,810,764
Persimmon PLC	419,471	6,666,699
Pets at Home Group PLC	685,273	1,930,360
Phoenix Group Holdings PLC	844,228	7,478,874
Playtech PLC	387,267	1,340,563
Plus500 Ltd.	146,713	6,104,647
Premier Foods PLC	1,320,311	3,163,714
Primary Health Properties PLC	4,635,835	5,707,606
Prudential PLC	3,429,030	47,691,225
QinetiQ Group PLC	726,498	4,587,601
Quilter PLC(c)	1,895,178	4,526,265
Rathbones Group PLC	85,697	2,008,696
Reckitt Benckiser Group PLC	909,171	69,541,622
RELX PLC	2,456,165	108,553,591
Renishaw PLC	52,641	2,444,610
Rentokil Initial PLC	3,307,197	18,458,946
RHI Magnesita NV	61,775	1,704,671
Rightmove PLC	1,118,404	9,820,094
Rio Tinto PLC	1,498,487	108,025,865
Rolls-Royce Holdings PLC	11,355,318	174,744,657
Rotork PLC	1,049,689	4,725,547
RS Group PLC	621,684	4,550,032
Safestore Holdings PLC	302,516	2,841,518
Sage Group PLC (The)	1,305,292	19,729,969
Savills PLC	230,807	3,056,368
Schroders PLC	860,436	4,293,681
Segro PLC	1,694,534	15,549,659
Serco Group PLC	1,537,404	5,125,966
Severn Trent PLC	333,192	12,179,831
Shaftesbury Capital PLC	2,083,787	3,849,310
Shell PLC	7,914,322	296,703,238
Sirius Real Estate Ltd.	3,178,427	4,169,235
Smith & Nephew PLC	1,149,651	21,229,464
Smiths Group PLC	482,780	15,986,802
Softcat PLC	164,151	3,458,907
Spectris PLC	132,710	7,159,361
Spirax Group PLC	100,611	9,384,260
Spire Healthcare Group PLC(c)	758,852	2,337,739

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
SSE PLC	1,466,351	$36,941,466
SSP Group PLC	973,403	1,967,261
St. James's Place PLC	701,856	11,975,097
Standard Chartered PLC	2,771,427	56,889,744
Supermarket Income REIT PLC	2,195,763	2,284,876
Tate & Lyle PLC	517,047	2,624,963
Taylor Wimpey PLC	4,760,923	6,585,501
TBC Bank Group PLC	72,599	4,159,350
Telecom Plus PLC	111,102	2,591,486
Tesco PLC	9,059,334	54,670,102
THG PLC(a)	1,218,555	744,743
TP ICAP Group PLC	998,567	3,444,022
Trainline PLC(a)(c)	649,450	2,143,850
Travis Perkins PLC	214,484	1,773,353
Tritax Big Box REIT PLC	2,108,046	4,161,400
Trustpilot Group PLC(a)(c)	762,639	2,061,709
Unilever PLC	3,309,394	198,577,948
UNITE Group PLC (The)	435,608	3,249,295
United Utilities Group PLC	842,983	13,299,307
Vesuvius PLC	373,303	1,841,973
Victrex PLC	115,685	983,280
Vistry Group PLC(a)	462,835	3,920,516
Vodafone Group PLC	26,556,834	32,148,984
Watches of Switzerland Group PLC(a)(c)	437,217	2,256,726
Weir Group PLC (The)	337,232	13,127,732
WH Smith PLC	162,390	1,442,513
Whitbread PLC	253,793	9,661,953
Wise PLC, Class A(a)	951,394	12,097,953
Workspace Group PLC	284,783	1,563,819
WPP PLC	1,282,294	4,845,365
Yellow Cake PLC(a)(c)	428,971	3,323,288
YouGov PLC	129,317	444,246
Zigup PLC	581,001	2,648,515
		4,519,801,224
United States — 0.0%
Yum China Holdings Inc.	511,308	22,019,418
Total Common Stocks — 99.0% (Cost: $34,262,109,414)		50,355,961,483
Preferred Stocks
Brazil — 0.3%
Alpargatas SA, Preference Shares, NVS	313,910	617,323
Banco Bradesco SA, Preference Shares, NVS	7,136,446	24,089,045
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	208,297	531,975
Bradespar SA, Preference Shares, NVS	521,492	1,797,129
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	374,792	4,137,380
Cia Energetica de Minas Gerais, Preference Shares, NVS	2,120,016	4,468,625
Cia Paranaense de Energia - Copel, Preference Shares, NVS	2,090,435	5,408,759
Gerdau SA, Preference Shares, NVS	1,663,689	5,856,982
Itau Unibanco Holding SA, Preference Shares, NVS	6,960,893	51,029,772
Itausa SA, Preference Shares, NVS	7,621,848	16,504,713
Marcopolo SA, Preference Shares, NVS	2,119,542	3,108,428
Metalurgica Gerdau SA, Preference Shares, NVS	1,547,812	3,190,594
Security	Shares	Value
Brazil (continued)
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	5,957,079	$32,941,403
Unipar Carbocloro SA, Preference Shares, NVS	88,845	1,172,501
		154,854,629
Chile — 0.0%
Embotelladora Andina SA, Class B, Preference Shares	952,202	4,285,439
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	205,364	9,991,792
		14,277,231
Colombia — 0.0%
Grupo Cibest SA, Preference Shares	718,073	10,487,930
Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	78,093	6,765,650
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	117,383	6,141,589
Draegerwerk AG & Co. KGaA, Preference Shares, NVS(b)	12,147	1,023,597
FUCHS SE, Preference Shares, NVS	98,990	4,431,242
Henkel AG & Co. KGaA, Preference Shares, NVS	208,022	16,852,463
Jungheinrich AG, Preference Shares, NVS	76,780	2,743,976
Porsche Automobil Holding SE, Preference Shares, NVS	166,219	6,604,457
Sartorius AG, Preference Shares, NVS	37,019	10,184,963
Volkswagen AG, Preference Shares, NVS	273,217	28,451,928
		83,199,865
India — 0.0%
TVS Motor Co. Ltd., 6.00%	1,438,164	162,008
South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	28,623	4,350,842
Series 2, Preference Shares, NVS	44,968	6,928,454
Samsung Electronics Co. Ltd., Preference Shares, NVS	1,078,369	63,639,899
		74,919,195
Total Preferred Stocks — 0.7% (Cost: $305,057,102)		337,900,858
Rights
Norway — 0.0%
Vend Marketplaces ASA, (Expires 11/27/25, Strike Price NOK 0.5)	103,633	230,690
Spain — 0.0%
Vidrala SA, (Expires 11/26/25)(a)	11,268	53,251
Taiwan — 0.0%
Taichung Commercial Bank Co. Ltd., (Expires 12/15/25, Strike Price TWD 18.9)	6,389,813	6,581
Total Rights — 0.0% (Cost: $60,341)		290,522

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.5)(a)(d)	23,204	$—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $34,567,226,857)		50,694,152,863
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(g)(h)(i)	440,148,038	440,368,112
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(g)(h)	70,370,000	70,370,000
Total Short-Term Securities — 1.0% (Cost: $510,642,668)		510,738,112
Total Investments — 100.7% (Cost: $35,077,869,525)		51,204,890,975
Liabilities in Excess of Other Assets — (0.7)%		(336,282,510)
Net Assets — 100.0%		$50,868,608,465

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,121,110, representing less than 0.05% of its net assets as of period end, and an original cost of $2,225,593.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$606,331,908	$—	$(166,021,926)(a)	$21,559	$36,571	$440,368,112	440,148,038	$3,913,688 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,680,000	51,690,000 (a)	—	—	—	70,370,000	70,370,000	573,920	—
				$21,559	$36,571	$510,738,112		$4,487,608	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	726	12/19/25	$101,898	$992,832
MSCI Emerging Markets Index	688	12/19/25	48,421	1,973,406
				$2,966,238

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI Total International Stock ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,651,202,783	$43,703,452,558	$1,306,142	$50,355,961,483
Preferred Stocks	169,627,998	168,272,860	—	337,900,858
Rights	53,251	237,271	—	290,522
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	510,738,112	—	—	510,738,112
	$7,331,622,144	$43,871,962,689	$1,306,142	$51,204,890,975
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,966,238	$—	$—	$2,966,238

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust